                                                  Nations Cash Reserves

                                                  Nations Money Market
                                                  Reserves

                                                  Nations Treasury Reserves

                                                  Nations Government
                                                  Reserves

               NATIONS RESERVES                   Nations Municipal Reserves
               MONEY MARKET FUNDS
               --------------------------------   Nations California
               Annual report for the year ended   Tax-Exempt Reserves
                March 31, 2002
                                                  Nations New York
                                                  Tax-Exempt Reserves






                                        [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America Corporation, is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment Adviser: Banc of America Advisors, LLC.

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

NATIONS RESERVES MONEY MARKET FUNDS


Dear Shareholder:

We are pleased to present the annual financial report for Nations Reserves money market funds (the "Funds"). This report contains important financial data regarding your investment for the period ended March 31, 2002. We hope you will take a moment to review this information.

THE ECONOMY

During the last quarter of 2001, the Federal Reserve Board (the "Fed") continued its pattern of easing. Concerned about rising unemployment and declines in both consumer spending and business investment, the Fed brought the target Federal Funds rate ("Fed Funds") down 1.25%, in a series of three movements, to end the year at 1.75%.

Beginning in 2002, lower than expected unemployment, low inflation at the wholesale and retail levels and greater than expected productivity gains offered new footing for future economic prosperity. These positive signals contributed to annualized Gross Domestic Product ("GDP") growth of 5.8% in the first quarter, and should lead to annualized economic growth of 4.2% in 2002. It appears that financial markets anticipate the expected recovery will slowly reduce excesses in capacity and increase corporate profits and pricing power, leading to a Fed decision to tighten monetary policy in the third quarter.

High consumer debt levels and rising mortgage rates may limit the amount that the consumer will contribute to this expansion. In his recent testimony, Fed Chairman Alan Greenspan reiterated comments made earlier this year regarding the uncertainty of the amount that consumers and businesses will contribute to the economic recovery at hand. The Fed will potentially look to whether there are sustainable gains in the amount and composition of corporate profits, likely being of the opinion that the economic improvement will be gradual. Consequently, the Fed will most likely await higher levels of capital spending before aggressively raising the Fed Funds target rate from 1.75%.

OUTLOOK

Aside from watching economic indicators such as housing, inventory and employment, there are many factors that in our view will influence the Fed's decision on when to begin tightening. Continuance of the crisis in the Middle East, a falter in the equity markets or signs of a stall in the economy all could make the timing of the Fed's next move even less predictable.

GDP numbers were promising for the first quarter of 2002, which could mean we are truly rebounding out of a recession. Even if we are in the midst of an economic turnaround, credit within the money market sector is still an issue. We have positioned our portfolios with high average credit levels both in absolute terms and relative to our peers. We find value in being heavily weighted in "AAA" rated asset-backed securities because they generally offer safety and diversification.

VALUE ADDED INVESTMENT MANAGEMENT PROCESS

The value of professional fund management is even more apparent during these times of economic uncertainty, as investors face the challenge of responding rapidly to changing market conditions. Active portfolio management takes significant time, focused attention and a complete understanding of the complex components that create a sound money market portfolio. We seek to never lose sight of our clients' primary objectives: to safeguard principal, ensure liquidity and maximize investment returns.

We believe our investment strength is our focused, disciplined approach to short-term, fixed income management. Our multi-tiered risk management process emphasizes in-depth research, as well as intensive credit risk analysis, allowing us to seek to provide our clients with highly competitive investment options while controlling portfolio exposure to market volatility. By combining the talents of our associates and fostering constant communication between groups, our team of specialists, in each of their respective disciplines, seek to ensure seamless transaction processing and a clear strategy for investors.

Navigating through the credit environment today can be difficult for even the most experienced professional. Our team of credit analysts is specialized by industry and performs fundamental credit research, industry evaluation, quantitative analysis and credit scoring for implementation into the risk-budget model. The goal of this research is to locate issuers that are improving credits prior to being recognized by most other investors. We believe this allows us to purchase companies with improving credit fundamentals at very attractive yields. This controlled credit review process offers the opportunity to enhance investment returns while striving to safeguard principal and reduce credit risk.

OUR COMMITMENT TO YOUR SHORT-TERM INVESTMENT NEEDS

Our team of experienced professionals focuses exclusively on the cash platform. We believe this dedication distinguishes our cash management capabilities from those of other investment advisers because cash is treated as a separate asset class -- not merely a subset of fixed income. This affords our clients the benefit of a very focused group, concentrated solely on the short-end of the yield curve.

We appreciate your business and thank you for choosing Nations Reserves money market funds to assist you with your short-term investment needs.

Sincerely,

/s/ A. MAX WALKER
A. MAX WALKER
PRESIDENT AND CHAIRMAN OF THE BOARD
NATIONS RESERVES

/s/ ROBERT H. GORDON
ROBERT H. GORDON
PRESIDENT
BANC OF AMERICA ADVISORS, LLC

March 31, 2002

AN INVESTMENT IN MONEY MARKET MUTUAL FUNDS IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A., THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET MUTUAL FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET MUTUAL FUNDS.

Sources for economic and statistical data: Banc of America Capital Management, LLC

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations Cash Reserves                                         3
                                       Nations Money Market Reserves                                13
                                       Nations Treasury Reserves                                    18
                                       Nations Government Reserves                                  21
                                       Nations Municipal Reserves                                   23
                                       Nations California Tax-Exempt Reserves                       40
                                       Nations New York Tax-Exempt Reserves                         49
                                     Statements of operations                                       54
                                     Statements of changes in net assets                            56
                                     Statement of cash flows                                        59
                                     Schedules of capital stock activity                            60
                                     Financial highlights                                           68
                                     Notes to financial statements                                  82
                                     Tax information                                                90
                                     Fund governance                                                91

                                  NATIONS FUNDS                         [DALBAR MUTUAL FUND SERVICE AWARD
                                  RECOGNIZED FOR                        2001 GRAPHIC]
                                  OUTSTANDING                           [DALABAR HONORS COMMITMENT TO:
                                  SHAREHOLDER AND                       FINANCIAL INTERMEDIARIES 2001
                                  INTERMEDIARY SERVICE                  GRAPHIC]
                                                                        DALBAR, Inc. is a well-respected
                                  IN RECOGNITION OF ITS COMMITMENT      research firm that measures
                                  TO PROVIDE SHAREHOLDERS AND           customer service levels and
                                  INVESTMENT PROFESSIONALS WITH THE     establishes benchmarks in the
                                  HIGHEST LEVEL OF SERVICE IN THE       financial services industry.
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD AND THE DALBAR
                                  KEY HONORS AWARD IN 2001.


                      [This page intentionally left blank]

NATIONS RESERVES MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                    VALUE
  (000)                                                                    (000)
-----------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 0.5%
            ASSET-BACKED -- AUTO LOANS -- 0.5%
$ 80,000    Chase Manhattan Auto Owner Trust, Series 2002-A, Class
              A1,
              1.943% 03/17/03........................................   $    80,000
  45,394    Daimler Chrysler Auto Trust, Series 2001-D, Class A1,
              2.210%& 04/06/02&&.....................................        45,394
  22,376    Household Automotive Trust, Series 2001-3, Class A1,
              2.383%& 04/17/02&&.....................................        22,376
  20,067    MMCA Automobile Trust, Series 2001-2, Class A1,
              3.898%& 07/15/02.......................................        20,067
  42,500    MMCA Automobile Trust, Series 2002-1, Class A1,
              2.009% 03/17/03........................................        42,500
 126,500    National City Auto Receivables Trust, Series 2002-A,
              Class A1,
              2.040% 03/15/03........................................       126,501
  34,541    Nissan Auto Lease Trust, Series 2001-A, Class A1,
              1.995%& 04/15/02&&.....................................        34,541
  10,682    Nissan Auto Receivables Owner Trust, Series 2001-C, Class
              A1,
              3.445%& 04/15/02&&.....................................        10,682
  12,087    World Omni Auto Receivables Trust, Series 2001-B, Class
              A1,
              1.971%& 04/22/02&&.....................................        12,087
                                                                        -----------
                                                                            394,148
                                                                        -----------
            ASSET-BACKED -- OTHER -- 0.0%+
   3,691    CIT Equipment Collateral, Series 2001-A, Class A1,
              3.480%& 04/20/02&&.....................................         3,691
  32,897    John Deere Owner Trust, Series 2001-A, Class A1,
              2.190%& 04/15/02&&.....................................        32,897
                                                                        -----------
                                                                             36,588
                                                                        -----------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $430,736)........................................       430,736
                                                                        -----------
            BANK OBLIGATIONS -- 33.1%
            BANK NOTES -- 0.9%
            Allfirst Bank
 100,000      1.880%& 04/25/02.......................................       100,000
 200,000      1.899%& 04/28/02&&.....................................       200,000
  40,000      1.891%& 05/28/02&&.....................................        40,000
 100,000    American Express Centurion Bank
              1.880%& 04/17/02&&.....................................       100,000
 135,000    Branch Banking & Trust
              1.740%& 04/24/02&&.....................................       135,000
 150,000    Branch Banking & Trust
              1.860%& 05/19/02&&.....................................       150,000
                                                                        -----------
                                                                            725,000
                                                                        -----------

PRINCIPAL
 AMOUNT                                                                    VALUE
  (000)                                                                    (000)
-----------------------------------------------------------------------------------
            CERTIFICATES OF DEPOSIT --
              DOMESTIC -- 3.3%
$200,000    Barclays Capital Inc.,
              1.990% 08/30/02........................................   $   200,008
            Chase Manhattan Bank USA, N.A.
 500,000      1.840% 06/12/02........................................       500,000
 400,000      1.900% 06/13/02........................................       400,000
            Citibank N.A.
 175,000      1.800% 05/20/02........................................       175,000
 450,000      1.835% 06/11/02........................................       450,000
 400,000    National Westminister Bank USA
              4.130% 06/05/02........................................       399,993
            SouthTrust Bank, N.A.
 100,000      2.050% 04/29/02........................................       100,000
 150,000      4.070% 05/14/02........................................       150,000
 150,000    Wells Fargo Bank, N.A.
              1.790% 05/14/02........................................       150,000
                                                                        -----------
                                                                          2,525,001
                                                                        -----------
            CERTIFICATES OF DEPOSIT -- EURO -- 2.9%
            Bank of Scotland
  90,000      2.090% 04/02/02........................................        90,001
  50,000      2.140% 04/29/02........................................        50,011
 250,000    Barclays Bank plc
              1.840% 06/11/02........................................       250,005
 200,000    Bayerische Hypotheken und Vereinsbank AG
              1.830% 05/13/02........................................       200,002
            Credit Suisse First Boston, (London)
 133,000      1.905% 06/19/02........................................       133,000
 190,000      1.950% 06/26/02#.......................................       190,000
 200,000    Deutsche Bank
              2.130% 05/28/02........................................       200,000
            Halifax plc
 300,000      1.840% 06/11/02........................................       300,006
  50,000      2.040% 09/30/02........................................        49,990
            ING Bank NV
 125,000      1.850% 06/10/02........................................       125,000
 200,000      1.885% 07/29/02........................................       200,000
 300,000    Landesbank Hessen-Thuringen Girozentrale
              2.090% 05/23/02........................................       300,008
 200,000    Lloyds TSB Bank plc
              2.095% 09/30/02........................................       200,010
                                                                        -----------
                                                                          2,288,033
                                                                        -----------
            CERTIFICATES OF DEPOSIT -- YANKEE -- 24.9%
            Abbey National plc
 325,000      2.550% 11/12/02........................................       325,137
 175,000      2.290% 12/31/02........................................       174,974
            Abbey National Treasury Services plc
 100,000      2.240% 04/22/02........................................       100,023
  90,000      1.940% 05/16/02........................................        90,021
 200,000      2.050% 05/20/02........................................       200,080
 100,000      2.070% 05/20/02........................................       100,007
 125,000      1.950% 08/30/02#.......................................       124,958
 100,000      2.000% 09/04/02........................................       100,017
            ABN AMRO Bank NV, (Chicago)
 200,000      1.905% 06/11/02........................................       200,056
 250,000      1.840% 06/11/02........................................       250,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                    VALUE
  (000)                                                                    (000)
-----------------------------------------------------------------------------------
            CERTIFICATES OF DEPOSIT -- YANKEE -- (CONTINUED)
            Bank of Nova Scotia, (New York)
$ 50,000      2.190% 04/26/02........................................   $    50,012
  50,000      2.140% 04/29/02........................................        50,012
  75,000      4.390% 05/02/02........................................        74,999
  50,000      1.960% 05/16/02........................................        49,996
 100,000      1.770% 07/31/02........................................       100,000
            Bank of Scotland, (New York)
 100,000      4.130% 05/31/02........................................       100,002
 100,000      4.100% 08/02/02........................................       100,000
            Banque National de Paris, (New York)
 200,000      1.830% 06/11/02........................................       200,000
 300,000      2.010% 09/30/02........................................       300,000
 250,000      2.330% 12/17/02........................................       249,982
            Barclays Bank plc, (New York)
 450,000      1.800%& 04/01/02&&.....................................       449,824
 150,000      2.115% 04/30/02#.......................................       150,033
 200,000      1.860% 05/20/02........................................       200,003
 200,000      1.820% 06/05/02........................................       200,000
 130,000      1.760% 06/17/02........................................       129,978
            Bayerische Hypotheken und Vereinsbank AG, (New York)
 150,000      1.780%& 04/06/02&&.....................................       149,949
 200,000      4.260% 05/08/02........................................       200,000
 200,000      1.840% 06/10/02........................................       200,000
 200,000      4.090% 07/08/02........................................       200,000
 170,000      3.630% 08/20/02........................................       169,990
 100,000      3.340% 09/12/02........................................       100,000
 100,000      2.435% 11/25/02........................................       100,003
 175,000      2.510% 12/23/02........................................       174,950
            Bayerische Landesbank Girozentrale, (New York)
 185,000      1.785%& 04/02/02&&.....................................       184,949
 200,000      1.780%& 04/06/02&&.....................................       199,931
 400,000      1.810%& 04/22/02&&.....................................       399,806
  50,000      2.220% 04/23/02........................................        50,011
 200,000      1.810% 05/10/02........................................       200,002
 150,000      2.070% 05/20/02........................................       150,051
 250,000      4.230% 05/22/02........................................       249,997
 100,000      2.030% 06/10/02........................................       100,051
 200,000      1.790% 06/11/02........................................       200,012
 100,000      1.790% 06/14/02........................................       100,006
 250,000      3.595% 09/24/02........................................       249,988
 225,000      2.425% 11/25/02........................................       225,000
            BNP Paribas, (New York)
 200,000      2.030% 09/30/02........................................       200,000
 200,000      2.050% 09/30/02........................................       200,000
            Canadian Imperial Bank of Commerce, (New York)
 400,000      1.815%& 04/16/02&&.....................................       399,900
 300,000      1.815%& 04/25/02&&.....................................       299,882
 200,000      4.260% 05/08/02........................................       200,000
 300,000      4.220% 05/22/02........................................       299,994
 200,000      4.090% 07/08/02........................................       200,000
 250,000      4.080% 07/10/02........................................       249,993
 295,000      2.430% 11/25/02........................................       295,000

PRINCIPAL
 AMOUNT                                                                    VALUE
  (000)                                                                    (000)
-----------------------------------------------------------------------------------
            CERTIFICATES OF DEPOSIT -- YANKEE -- (CONTINUED)
            Commerzbank AG, (New York)
$100,000      1.849%& 04/28/02&&.....................................   $    99,993
 400,000      4.140% 05/21/02........................................       399,999
 250,000      4.110% 08/02/02........................................       249,992
            Credit Agricole Indosuez, (New York)
 300,000      4.240% 05/15/02........................................       299,996
 300,000      1.810% 07/15/02........................................       300,000
 125,000      1.770% 07/31/02........................................       125,000
 100,000      1.960% 08/30/02........................................       100,000
 200,000      2.030% 09/30/02........................................       200,010
 125,000      2.050% 09/30/02........................................       125,000
 175,000      2.400% 11/26/02........................................       174,989
 275,000      2.980% 04/16/03........................................       274,944
 300,000      1.815%& 04/25/02&&.....................................       299,882
            Credit Communal de Belgique,
              (New York)
 200,000      4.260% 05/22/02........................................       199,997
 300,000      4.250% 05/23/02........................................       299,996
 250,000      Credit Suisse First Boston,
              (New York)
              2.080% 09/30/02........................................       250,000
            Deutsche Bank, (New York)
 240,000      1.790%& 04/02/02&&.....................................       239,940
 200,000      2.610% 09/23/02........................................       200,009
 250,000      2.400% 10/25/02........................................       250,000
            Dexia Bank, (New York)
 300,000      1.790%& 04/06/02&&.....................................       299,897
 200,000      1.790%& 04/10/02&&.....................................       199,930
 150,000    Dresdner Bank AG, (New York)
              1.850% 06/07/02........................................       150,022
 150,000    Dresdner Bank, (New York)
              2.100% 09/20/02........................................       150,007
            Landesbank Hessen-Thuringen Girozentrale (New York),
 200,000      2.050% 05/20/02........................................       200,011
 150,000      2.050% 09/30/02........................................       150,000
            Lloyds TSB Bank plc, (New York)
 100,000      2.220% 04/25/02........................................       100,025
 100,000      1.790% 06/21/02........................................       100,007
            National Bank of Canada, (New York)
 200,000      4.090% 05/20/02........................................       200,003
 200,000      4.240% 05/22/02........................................       200,003
            Rabobank Nederland NV, (New York)
 100,000      1.900% 06/21/02........................................       100,002
 100,000      1.860% 07/08/02........................................       100,005
  75,000      1.930% 08/30/02........................................        75,003
            Royal Bank of Scotland, (New York)
  85,000      1.890% 06/06/02........................................        85,020
  50,000      2.900% 09/19/02........................................        50,028
  50,000      2.800% 09/20/02........................................        50,005
 300,000      2.050% 09/30/02........................................       300,000
            Societe Generale, (New York)
 200,000      1.803%& 04/14/02&&.....................................       199,932
 300,000      1.820%& 04/25/02&&.....................................       299,882
 300,000      4.250% 05/23/02........................................       299,996
 200,000      1.850% 06/11/02........................................       200,000
 100,000      3.600% 08/12/02........................................       100,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS RESERVES MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL
 AMOUNT                                                                    VALUE
  (000)                                                                    (000)
-----------------------------------------------------------------------------------
            CERTIFICATES OF DEPOSIT -- YANKEE -- (CONTINUED)
            Toronto Dominion Bank, (New York)
$ 80,000      4.240% 05/23/02........................................   $    79,999
 175,000      2.000% 09/04/02........................................       175,030
            United Bank of Switzerland AG, (Stamford, Connecticut)
 150,000      4.100% 05/20/02........................................       150,000
 250,000      4.135% 05/31/02........................................       249,994
  50,000      1.960% 06/07/02........................................        50,018
 150,000      3.780% 06/28/02........................................       150,076
 100,000      1.850% 07/31/02........................................       100,000
 200,000      3.628% 09/25/02........................................       199,983
 125,000      3.638% 09/27/02........................................       124,990
            Westdeutsche Landesbank, (New York)
  75,000      4.200% 05/17/02........................................        75,000
 270,000      4.080% 07/10/02........................................       270,068
 100,000      1.810% 07/22/02........................................       100,000
 150,000      3.600% 08/14/02........................................       150,000
                                                                        -----------
                                                                         19,594,262
                                                                        -----------
            TIME DEPOSITS -- EURO -- 1.1%
 894,000    Societe Generale
              1.800% 04/01/02........................................       894,000
                                                                        -----------
            TOTAL BANK OBLIGATIONS
              (Cost $26,026,296).....................................    26,026,296
                                                                        -----------
            CORPORATE OBLIGATIONS -- 53.7%
            COMMERCIAL PAPER -- 41.8%
            Amstel Funding Corporation
 100,000      Discount note 04/08/02#................................        99,964
 300,000      Discount note 04/12/02#................................       299,830
  95,053      Discount note 04/17/02#................................        94,975
 100,000      Discount note 05/24/02#................................        99,688
 100,000      Discount note 06/11/02#................................        99,623
 350,000      Discount note 06/18/02#................................       348,541
            Aspen Funding Corporation
 250,000      Discount note 04/24/02#................................       249,725
 150,000      Discount note 05/20/02#................................       149,628
 100,000      Discount note 06/12/02.................................        99,624
            Atlantis One Funding
 198,000      Discount note 04/18/02#................................       197,829
  72,027      Discount note 06/19/02#................................        71,736
 238,103      Discount note 06/20/02#................................       237,118
 176,581      Discount note 06/25/02#................................       175,797
 649,501      Discount note 06/26/02#................................       646,631
  81,829    Barton Capital Corporation
              Discount note 04/01/02#................................        81,829
            Bavaria TRR Corporation
 400,000      Discount note 04/08/02.................................       399,858
 209,000      Discount note 04/09/02#................................       208,915

PRINCIPAL
 AMOUNT                                                                    VALUE
  (000)                                                                    (000)
-----------------------------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
$100,000    Beta Finance Inc.
              Discount note 08/05/02.................................   $    99,318
            Compass Securitization LLC
  68,000      Discount note 04/12/02#................................        67,962
  84,440      Discount note 04/16/02#................................        84,376
 193,795      Discount note 04/18/02#................................       193,628
  40,000      Discount note 05/08/02#................................        39,926
  55,000      Discount note 05/20/02#................................        54,864
 150,000      Discount note 06/06/02#................................       149,497
 100,000      Discount note 06/17/02#................................        99,589
            Corporate Asset Funding Corporation
  50,000      Discount note 04/25/02#................................        49,939
 100,000      Discount note 05/07/02#................................        99,820
 200,000      Discount note 05/16/02#................................       199,540
 100,000      Discount note 05/22/02#................................        99,745
 100,000      Discount note 06/07/02#................................        99,659
 100,000      Discount note 06/12/02#................................        99,634
 100,000      Discount note 06/13/02#................................        99,631
 150,000      Discount note 06/20/02#................................       149,367
            Corporate Receivables Corporation
 150,000      Discount note 04/23/02#................................       149,842
  75,000      Discount note 05/02/02#................................        74,882
 100,000      Discount note 05/07/02#................................        99,820
 100,000      Discount note 05/16/02#................................        99,775
 100,000      Discount note 05/23/02#................................        99,734
  75,000      Discount note 06/06/02.................................        74,747
 100,000      Discount note 06/07/02#................................        99,659
 100,000      Discount note 06/13/02.................................        99,631
 150,000      Discount note 06/20/02#................................       149,367
            CXC LLC
 200,000      Discount note 04/24/02#................................       199,778
 100,000      Discount note 05/09/02#................................        99,810
 100,000      Discount note 05/16/02#................................        99,775
 200,000      Discount note 05/21/02#................................       199,489
 100,000      Discount note 05/22/02#................................        99,745
 200,000      Discount note 06/06/02#................................       199,329
 250,000      Discount note 06/10/02#................................       249,113
 100,000      Discount note 06/11/02#................................        99,639
 150,000      1.820% 06/13/02#.......................................       149,446
 250,000      Discount note 06/20/02#................................       248,944
 189,888    Delaware Funding Corporation
              Discount note 05/13/02#................................       189,489
            Edison Asset Securitization LLC
 200,000      Discount note 04/09/02#................................       199,920
 300,000      Discount note 04/22/02#................................       299,687
 200,000      Discount note 04/24/02#................................       199,778
 200,000      Discount note 05/07/02.................................       199,638
 100,000      Discount note 05/09/02#................................        99,810
 600,000      Discount note 05/22/02#................................       598,437
 250,000      Discount note 06/06/02#................................       249,129
            Falcon Asset Securitization Corporation
 113,372      Discount note 04/16/02#................................       113,286
 150,000      Discount note 04/17/02#................................       149,878
 300,000      Discount note 04/22/02#................................       299,678
 108,992      Discount note 04/23/02#................................       108,870

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                    VALUE
  (000)                                                                    (000)
-----------------------------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
$100,000    Ford Credit Auto Receivables Owner Trust I
              Discount note 06/13/02#................................   $    99,611
            Ford Credit Auto Receivables Owner Trust II
 100,000      Discount note 05/21/02#................................        99,744
 153,000      Discount note 05/23/02#................................       152,589
  82,000      Discount note 06/13/02#................................        81,679
            Four Winds Funding LLC
 100,000      Discount note 04/02/02#................................        99,995
  75,000      Discount note 04/15/02#................................        74,946
 250,000      1.910%& 04/15/02&&#....................................       250,000
 300,000      Discount note 04/23/02#................................       299,665
 300,000      Discount note 04/25/02#................................       299,634
            Galaxy Funding Inc.
 110,000      Discount note 05/10/02.................................       109,782
 120,000      Discount note 05/15/02#................................       119,739
 175,000      Discount note 05/20/02#................................       174,564
 190,000      Discount note 06/20/02.................................       189,210
 100,000      Discount note 06/25/02#................................        99,544
 200,000      Discount note 06/26/02#................................       199,083
            General Electric Capital Corporation
 200,000      Discount note 04/12/02.................................       199,777
 150,000      Discount note 04/17/02#................................       149,851
 150,000      Discount note 04/30/02.................................       149,751
 150,000      Discount note 05/20/02#................................       149,622
 350,000      1.841%& 05/29/02&&#....................................       350,000
 150,000      Discount note 06/06/02.................................       149,494
 100,000      Discount note 07/29/02.................................        99,365
 200,000      Discount note 09/26/02#................................       198,052
            General Electric Capital International Funding
 100,000      Discount note 05/09/02#................................        99,810
 100,000      Discount note 05/15/02#................................        99,775
 150,000      Discount note 05/22/02#................................       149,613
 143,022      Discount note 05/24/02#................................       142,626
            General Electric Capital Services
 150,000      Discount note 06/20/02#................................       149,363
 150,000      Discount note 07/29/02.................................       149,048
 150,000      1.920% 07/30/02#.......................................       149,040
 125,000      Discount note 08/27/02.................................       124,013
            GIRO Balanced Funding Corporation
 100,000      Discount note 04/09/02#................................        99,960
 200,314      Discount note 04/17/02#................................       200,150
 422,395      Discount note 04/22/02#................................       421,936
 100,000      Discount note 04/25/02#................................        99,878
  99,905      Discount note 05/03/02#................................        99,742
 100,000      Discount note 05/13/02#................................        99,783
  92,600      Discount note 05/15/02#................................        92,394
 101,042      Discount note 05/20/02#................................       100,792
  53,287      Discount note 06/06/02#................................        53,106
  86,511      Discount note 06/20/02#................................        86,142

PRINCIPAL
 AMOUNT                                                                    VALUE
  (000)                                                                    (000)
-----------------------------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
            GIRO Funding US Corporation
$120,588      Discount note 04/10/02#................................   $   120,534
 150,000      Discount note 04/17/02.................................       149,880
 120,000      Discount note 05/13/02#................................       119,741
 250,000      Discount note 05/14/02#................................       249,463
            Greyhawk Funding LLC
 100,000      Discount note 04/11/02.................................        99,949
 241,000      Discount note 04/17/02#................................       240,804
  50,000      1.720% 04/18/02#.......................................        49,959
  50,000      1.760% 05/23/02#.......................................        49,873
 150,000      Discount note 06/06/02#................................       149,497
  40,000      Discount note 06/12/02#................................        39,859
 300,000      Discount note 06/13/02#................................       298,881
 230,000      Discount note 06/19/02#................................       229,107
            Jupiter Securitization Corporation
 150,000      Discount note 04/17/02#................................       149,879
 143,894      Discount note 04/19/02#................................       143,771
  18,000    K2 (USA) LLC
              Discount note 05/23/02#................................        17,945
 200,000    Merck & Company Inc.
              1.860%& 04/26/02&&.....................................       200,000
            MOAT Funding LLC
 150,000      Discount note 04/15/02#................................       149,893
 100,000      Discount note 04/24/02#................................        99,884
  70,000      Discount note 04/25/02#................................        69,915
 100,000      Discount note 05/08/02#................................        99,813
  90,000      Discount note 05/14/02#................................        89,800
  75,000      Discount note 05/23/02#................................        74,814
 200,000      Discount note 06/04/02#................................       199,314
 100,000      Discount note 06/17/02#................................        99,585
 100,000      Discount note 06/18/02#................................        99,580
 100,000      Discount note 06/19/02#................................        99,594
            Mont Blanc Capital Corporation
 117,940      Discount note 04/15/02#................................       117,857
  50,000      Discount note 07/26/02#................................        49,704
            Montauk Funding Corporation
  95,000      Discount note 04/22/02#................................        94,900
 225,000      Discount note 08/26/02.................................       223,208
            Moriarty LLC
 175,000      Discount note 04/23/02#................................       174,759
  16,753      Discount note 05/10/02#................................        16,715
 200,000      Discount note 06/07/02#................................       199,319
 100,000      Discount note 06/12/02#................................        99,616
 166,333      Discount note 06/13/02#................................       165,682
 150,000      Discount note 08/22/02#................................       148,844
 100,000      Discount note 09/06/02#................................        99,122
 150,000      Discount note 09/12/02.................................       148,633
  75,000      Discount note 09/27/02#................................        74,247

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS RESERVES MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL
 AMOUNT                                                                    VALUE
  (000)                                                                    (000)
-----------------------------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
            Ness LLC
$ 38,690      Discount note 04/12/02#................................   $    38,668
  97,940      Discount note 04/15/02#................................        97,873
 186,222      Discount note 04/22/02#................................       186,035
  97,808      Discount note 04/29/02#................................        97,655
  40,185      1.850% 05/01/02........................................        40,123
  39,235      Discount note 05/10/02#................................        39,150
  57,510      Discount note 05/23/02#................................        57,338
  61,248      Discount note 06/11/02#................................        61,018
  87,102      Discount note 06/17/02#................................        86,742
  50,000      Discount note 06/21/02#................................        49,790
  25,229      1.750% 07/22/02#.......................................        25,092
  74,363      Discount note 09/16/02#................................        73,624
            Newport Funding Corporation
 350,000      Discount note 05/20/02#................................       349,130
 100,000      Discount note 06/11/02.................................        99,639
 350,000      Discount note 06/12/02#................................       348,704
            North Coast Funding LLC
  50,000      Discount note 04/16/02#................................        49,964
 100,000      Discount note 04/17/02#................................        99,918
 100,000      Discount note 04/18/02#................................        99,913
 100,000      Discount note 04/22/02.................................        99,891
  75,000      Discount note 04/24/02#................................        74,918
 150,000      Discount note 06/19/02#................................       149,358
 200,000      Discount note 07/30/02#................................       198,700
            Paradigm Funding LLC
  51,000      Discount note 06/06/02#................................        50,828
 240,000      1.840% 06/12/02#.......................................       239,117
 160,000      Discount note 06/13/02#................................       159,403
 120,000      Discount note 06/20/02#................................       119,504
            Park Avenue Receivables
 100,000      Discount note 04/09/02#................................        99,960
 100,000      Discount note 04/11/02.................................        99,949
 100,000      Discount note 04/15/02#................................        99,929
            Pennine Funding LLC
 115,000      Discount note 04/16/02#................................       114,911
 100,000      Discount note 04/23/02#................................        99,894
  80,000      Discount note 06/06/02#................................        79,732
  63,000      Discount note 06/07/02#................................        62,778
 130,000      Discount note 06/11/02#................................       129,531
 100,000      Discount note 06/14/02#................................        99,605
  50,000      Discount note 06/18/02#................................        49,792
 200,000      Discount note 06/20/02#................................       199,142
  50,000      Discount note 08/20/02.................................        49,618
            Public Square Funding, Series I
 100,000      Discount note 04/08/02#................................        99,964
 100,000      Discount note 04/26/02#................................        99,873
 225,000    Royal Bank of Canada
              Discount note 09/30/02.................................       222,782
            SBC International Inc.
 150,000      Discount note 04/18/02#................................       149,877
 100,000      Discount note 04/25/02#................................        99,885
 100,000      Discount note 04/29/02#................................        99,865
 100,000      Discount note 04/30/02#................................        99,860

PRINCIPAL
 AMOUNT                                                                    VALUE
  (000)                                                                    (000)
-----------------------------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
            Sheffield Receivables Corporation
$ 54,400      Discount note 04/08/02.................................   $    54,381
 100,000      Discount note 04/15/02#................................        99,929
 125,000      Discount note 04/16/02#................................       124,905
 283,900      Discount note 04/17/02#................................       283,670
  40,950      2.000% 09/03/02#.......................................        40,597
            Siefunds Corporation
  70,000      Discount note 04/19/02#................................        69,936
 140,000      Discount note 05/10/02#................................       139,727
 120,638      Discount note 05/21/02#................................       120,325
            Sigma Finance, Inc.
 100,000      Discount note 04/18/02#................................        99,900
  20,000      1.909%& 04/28/02&&#....................................        20,000
  84,000      Discount note 05/23/02#................................        83,745
            Silver Tower US Funding
 195,000      Discount note 04/22/02#................................       194,805
 150,000      Discount note 05/28/02#................................       149,568
  95,000      Discount note 06/07/02#................................        94,675
 180,000      Discount note 06/28/02#................................       179,182
            Societe Generale North America
 200,000      Discount note 06/10/02#................................       199,308
 200,000      Discount note 06/20/02#................................       199,151
 200,000      Discount note 09/27/02.................................       198,021
            Surrey Funding Corporation
 100,000      Discount note 04/11/02.................................        99,950
 100,000      Discount note 04/19/02#................................        99,916
 100,000      Discount note 05/09/02#................................        99,808
  50,000      Discount note 05/10/02.................................        49,903
 150,000      Discount note 05/20/02#................................       149,628
            Thames Asset Global Securitization
  66,260      Discount note 04/15/02#................................        66,210
  65,046      Discount note 04/22/02#................................        64,981
  32,375      Discount note 06/14/02#................................        32,252
  60,587      Discount note 06/28/02#................................        60,291
            Trident Capital Finance
 100,000      Discount note 04/10/02#................................        99,954
 200,000      Discount note 04/18/02.................................       199,827
  50,000      Discount note 04/19/02#................................        49,955
 150,000      Discount note 05/06/02#................................       149,733
 123,700      Discount note 05/07/02.................................       123,477
  83,600      Discount note 06/10/02#................................        83,301
 200,000      Discount note 06/20/02#................................       199,178
            Tulip Funding Corporation
 153,438      Discount note 04/24/02#................................       153,267
 106,984      Discount note 06/11/02.................................       106,600
 250,000    Variable Funding Capital Corporation 1.860%&
              04/07/02&&#............................................       250,000
 400,000    Verizon Global Funding
              2.060%& 06/17/02&&.....................................       400,000
            Victory Receivables Corporation
  48,002      Discount note 04/15/02#................................        47,969
  62,598      Discount note 04/25/02#................................        62,524
 118,906      Discount note 04/26/02#................................       118,752
  80,000      Discount note 05/08/02.................................        79,850
  93,000      Discount note 05/13/02.................................        92,804
  53,422      Discount note 05/14/02#................................        53,305
  59,629      Discount note 05/16/02.................................        59,492
  72,844      Discount note 05/23/02#................................        72,650

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                    VALUE
  (000)                                                                    (000)
-----------------------------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
            WCP Funding Inc.
$ 75,000      Discount note 04/11/02.................................   $    74,962
 175,000      Discount note 04/17/02#................................       174,859
 100,000      Discount note 04/23/02#................................        99,888
  90,000      Discount note 04/25/02#................................        89,890
 109,002    World Omni Vehicle Leasing, Inc.
              Discount note 04/11/02.................................       108,946
                                                                        -----------
                                                                         32,839,728
                                                                        -----------
            CORPORATE BONDS AND NOTES -- 11.9%
  25,000    American General Finance
              6.950% 05/15/02........................................        25,079
            American Honda Finance Corporation
 180,000      1.940%& 04/07/02&&##...................................       180,000
 100,000      1.831%& 04/12/02&&##...................................       100,000
  75,000      1.920%& 04/12/02&&##...................................        75,000
 100,000      1.827%& 04/15/02&&##...................................       100,000
 100,000      1.724%& 04/17/02&&.....................................       100,000
 150,000      1.900%& 04/18/02##.....................................       150,000
  35,000      1.770%& 04/22/02&&##...................................        35,000
 100,000      1.910%& 05/19/02&&##...................................       100,000
  50,000      1.931%& 06/11/02&&.....................................        50,000
 125,000    AT&T Capital Corporation
              2.066%& 04/23/02.......................................       125,010
            Bear Stearns and Company, Inc.
 200,000      1.939%& 04/29/02&&.....................................       200,000
 176,000      2.235%& 05/01/02&&.....................................       176,220
 250,000      1.921%& 05/30/02.......................................       250,000
  25,000      4.050% 07/17/02........................................        25,000
 200,000    Beta Finance, Inc.
              4.145% 07/15/02##......................................       200,000
 100,000    Blue Heron Funding Ltd., Series 2001-A
              1.950%& 04/18/02&&.....................................       100,000
  50,000    Caterpillar Financial Service Corporation
              1.961%& 06/01/02&&.....................................        50,000
            CC (USA) Inc.
 100,000      4.165% 07/15/02##......................................       100,000
 100,000      4.170% 07/15/02##......................................       100,000
 100,000      4.145% 07/16/02##......................................       100,000
 125,000      3.600% 08/23/02#.......................................       125,000
  40,000    Chase Manhattan Corporation
              1.990% 09/11/02........................................        40,028
            CIT Group Inc.
 110,000      2.079%& 04/30/02&&.....................................       110,004
  50,000      2.051%& 05/31/02.......................................        50,006
            Countrywide Home Loans, Inc.
 100,000      1.970%& 04/08/02&&.....................................       100,000
 300,000      2.060%& 05/16/02.......................................       300,000
 150,000      2.053%& 05/22/02.......................................       150,018
            Credit Suisse First Boston, Inc.
 350,000      1.880%& 05/09/02##.....................................       350,000
 150,000      1.870%& 05/20/02&&##...................................       150,000
            Ford Motor Credit Company
 400,000      2.100%& 04/05/02.......................................       400,001
 116,875      1.984%& 04/16/02&&.....................................       116,900
 143,000      2.060%& 05/01/02&&.....................................       143,004

PRINCIPAL
 AMOUNT                                                                    VALUE
  (000)                                                                    (000)
-----------------------------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- (CONTINUED)
            General Electric Capital Corporation
$350,000      1.950%& 06/19/02&&#....................................   $   350,001
  15,000      6.700% 10/01/02#.......................................        15,287
            General Motors Acceptance Corporation
  60,000      2.050%& 04/11/02.......................................        59,999
 225,000      2.130%& 04/12/02.......................................       225,000
 285,236      1.995%& 04/29/02.......................................       285,207
 100,000      2.210%& 05/23/02&&.....................................       100,046
 300,000    Goldman Sachs Group, Inc.
              3.610% 05/29/02##......................................       300,000
            Household Finance Corporation
  20,000      2.024%& 04/11/02.......................................        20,001
 180,000      1.979%& 04/16/02&&.....................................       180,002
 150,000      2.080%& 05/01/02&&.....................................       150,165
  52,000      2.180%& 06/26/02&&.....................................        52,026
            K2 (USA) LLC
 150,000      1.860%& 04/08/02&&#....................................       150,000
 150,000      1.870%& 04/08/02&&#....................................       150,000
  75,000      1.880%& 04/08/02&&#....................................        75,000
            Lehman Brothers Holdings Inc.
  88,800      2.190%& 04/08/02&&.....................................        88,871
 124,150      2.627%& 04/15/02&&.....................................       124,432
            Links Finance LLC
 100,000      1.870%& 04/04/02&&##...................................        99,999
 100,000      1.900%& 04/15/02&&##...................................       100,004
 100,000      1.871%& 04/22/02&&.....................................        99,990
  50,000      1.890%& 04/25/02&&##...................................        50,000
 100,000      4.270% 05/20/02##......................................       100,000
  50,000      3.790% 08/15/02##......................................        50,007
            Merrill Lynch and Company
 290,000      1.850%& 04/02/02&&.....................................       290,000
 100,000      1.940%& 04/02/02&&.....................................       100,007
 150,000      1.850%& 04/03/02&&.....................................       150,000
 200,000      1.880%& 04/18/02&&.....................................       200,000
 200,000    Montauk Funding Corporation
              1.870%& 04/25/02&&#....................................       200,000
 300,000    Morgan Stanley Dean Witter and Company
              1.960%& 04/15/02&&.....................................       300,000
  75,000    National Rural Utilities Cooperative Finance Corporation
              1.850%& 05/09/02&&.....................................        75,000
 175,000    Northern Rock plc
              1.920%& 04/14/02&&.....................................       175,000
  16,810    Resources and Conservation
              2.000%& 04/04/02&&.....................................        16,810
  14,755    Shader Road LLC
              2.050%& 04/04/02&&.....................................        14,755
            Sigma Finance, Inc.
 170,000      1.855%& 04/15/02&&#....................................       170,000
 100,000      3.650% 09/10/02#.......................................       100,000
  45,000    SMM Trust 1999-J
              1.770%& 04/22/02&&.....................................        45,000
  10,500    Tack Capital Company
              2.000%& 04/04/02&&.....................................        10,500
            Toyota Motor Credit Corporation
  40,000      1.825%& 04/01/02&&.....................................        40,000
 100,000      1.870%& 04/22/02&&.....................................       100,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS RESERVES MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL
 AMOUNT                                                                    VALUE
  (000)                                                                    (000)
-----------------------------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- (CONTINUED)
$ 50,000    USA Education Inc.
              1.800%& 04/24/02&&.....................................   $    50,000
 100,740    Wells Fargo Company
              6.500% 09/03/02........................................       101,926
                                                                        -----------
                                                                          9,341,305
                                                                        -----------
            TOTAL CORPORATE OBLIGATIONS
              (Cost $42,181,033).....................................    42,181,033
                                                                        -----------
            EXTENDABLE COMMERCIAL NOTES -- 1.7%
            Citibank Credit Card Master Trust I,
 150,000      Discount note 04/16/02#................................       149,886
 100,000      Discount note 04/17/02#................................        99,918
 200,000      Discount note 04/23/02#................................       199,774
 200,000      Discount note 05/06/02#................................       199,640
 125,000      Discount note 05/13/02.................................       124,730
 135,000      Discount note 05/14/02#................................       134,702
            Discover Card Master Trust I, Series 2000-A,
 100,000      Discount note 04/12/02#................................        99,944
 100,000      Discount note 05/20/02#................................        99,745
 118,675      Discount note 06/13/02#................................       118,211
 100,000      Discount note 06/20/02#................................        99,569
                                                                        -----------
            TOTAL EXTENDABLE COMMERCIAL NOTES
              (Cost $1,326,119)......................................     1,326,119
                                                                        -----------
            FUNDING AGREEMENTS -- 0.9%
  50,000    Jackson National Life Insurance Company
              2.090%& 06/14/02&&@@...................................        50,000
 300,000    Monumental Life
              2.050%& 05/01/02&&@@...................................       300,000
  60,000    Security Life of Denver Insurance Company
              1.981%& 04/01/02&&@@...................................        60,000
            Transamerica Occidental Life Insurance Company
 125,000      1.980%& 04/01/02&&@@...................................       125,000
 117,000      2.110%& 04/01/02&&@@...................................       117,000
  20,000      1.990%& 05/01/02&&@@...................................        20,000
                                                                        -----------
            TOTAL FUNDING AGREEMENTS
              (Cost $672,000)........................................       672,000
                                                                        -----------

PRINCIPAL
 AMOUNT                                                                    VALUE
  (000)                                                                    (000)
-----------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 0.2%
            ILLINOIS -- 0.0%+
$ 28,800    Illinois Student Assistance Commission Revenue, Series
              1990B, (GTD STD LNS, First National Bank of Chicago
              LOC),
              2.000%& 04/03/02&&.....................................   $    28,800
                                                                        -----------
            MISSOURI -- 0.0%+
  13,400    Missouri State Economic Development Export Revenue,
              (Biocraft Labs, Inc. Project) Series 1989, (PNC Bank
              LOC),
              2.000%& 04/03/02&&.....................................        13,400
                                                                        -----------
            VIRGINIA -- 0.2%
 140,000    Virginia State Housing Development Authority Commonwealth
              Revenue, Series 1996E,
              2.000%& 04/03/02&&.....................................       140,000
                                                                        -----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $182,200)........................................       182,200
                                                                        -----------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 3.2%
            FEDERAL FARM CREDIT BANK (FFCB) -- 0.2%
 155,000      3.750% 08/01/02........................................       154,992
                                                                        -----------
            FEDERAL HOME LOAN BANK (FHLB) -- 1.3%
 400,000      Discount note 04/01/02.................................       400,000
 200,000      1.740%& 04/01/02&&.....................................       199,826
 250,000      1.776%& 04/20/02&&.....................................       249,959
  92,315      6.750% 05/01/02........................................        92,556
 100,000      6.375% 11/15/02........................................       102,428
                                                                        -----------
                                                                          1,044,769
                                                                        -----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 0.4%
  70,000      1.762% 04/09/02........................................        69,973
  33,700      3.900% 05/23/02........................................        33,510
 200,000      Discount note 08/15/02#................................       198,594
  10,000      6.625% 08/15/02........................................        10,121
                                                                        -----------
                                                                            312,198
                                                                        -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                    VALUE
  (000)                                                                    (000)
-----------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 1.3%
$350,000      1.770%& 04/14/02&&.....................................   $   349,888
 176,000      Discount note 04/25/02.................................       175,771
 145,307      Discount note 06/20/02.................................       144,716
 150,723      Discount note 06/27/02.................................       150,056
 100,000      Discount note 08/07/02.................................        99,360
 110,000      6.750% 08/15/02........................................       111,202
                                                                        -----------
                                                                          1,030,993
                                                                        -----------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $2,542,952)......................................     2,542,952
                                                                        -----------
            U.S. TREASURY OBLIGATIONS -- 0.8%
            U.S. TREASURY BILLS -- 0.8%
 200,000      Discount note 08/08/02.................................       198,714
 450,000      Discount note 08/15/02.................................       446,902
                                                                        -----------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $645,616)........................................       645,616
                                                                        -----------
            REPURCHASE AGREEMENTS -- 5.6%
 250,000    Agreement with ABN AMRO Inc., 1.920% dated 03/28/02 to be
              repurchased at $250,053 on 04/01/02 collateralized by:
              $102,255 FNMA, 0.000% - 7.000% due 04/11/02 - 06/15/16;
              $49,319 FHLB, 3.300% due 12/11/03; $49,327 FFCB, 3.300%
              due 11/14/03; $49,100 FHLMC, 2.450% due 01/16/03;
              collateral valued at $255,001..........................       250,000
 350,000    Agreement with Deutsche Bank Securities Inc., 1.900%
              dated 03/28/02 to be repurchased at $350,074 on
              04/01/02 collateralized by: $196,078 Rabobank Nederland
              NV, (New York) Certificates of Deposit, due 06/21/02;
              $153,922 Various Certificates of Deposit, due 06/17/02
              - 03/27/03; collateral valued at $357,000..............       350,000
 300,000    Agreement with First Union Securities, Inc., 1.900% dated
              03/28/02 to be repurchased at $300,063 on 04/01/02
              collateralized by: $278,140 FNMA, 5.000% - 8.000% due
              06/01/12 - 03/01/32; $21,860 FHLMC, 6.500% due
              04/01/32; collateral valued at $306,000................       300,000
 500,000    Agreement with Goldman Sachs and Company, 1.930% dated
              03/28/02 to be repurchased at $500,107 on 04/01/02
              collateralized by: $287,790 FNMA, 4.773% - 7.000% due
              03/01/12 - 05/01/36; $212,210 FHLMC, 0.540% - 8.000%
              due 11/01/11 -04/01/32; collateral valued at
              $510,000...............................................       500,000

PRINCIPAL
 AMOUNT                                                                    VALUE
  (000)                                                                    (000)
-----------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS -- (CONTINUED)
$900,000    Agreement with Goldman Sachs and Company, 1.940% dated
              03/28/02 to be repurchased at $900,194 on 04/01/02
              collateralized by: $801,016 Various Commercial Paper,
              due 03/13/02 - 09/11/02; $86,892 Citibank Credit Card
              Master Trust Extendable Commercial Notes, due 04/23/02;
              $10,292 Conoco Inc. Commercial Paper, due 04/01/02;
              $1,006 Caterpillar Financial Services Corporation
              Commercial Paper, due 04/22/02; $490 Thames Asset
              Global Securitization Commercial Paper, due 04/15/02;
              $305 Victory Receivables Corporation Commercial Paper,
              due 04/15/02; collateral valued at $918,000............   $   900,000
 528,603    Agreement with Goldman Sachs and Company, 2.300% dated
              03/28/02 to be repurchased at $528,738 on 04/01/02
              collateralized by: $200,064 FHLB, 0.000% - 6.3750% due
              04/03/02 - 01/30/07; $135,685 FNMA, 0.000% - 7.250% due
              08/09/02 - 05/15/30; $100,464 U.S. Treasury Strips,
              Principal Only, due 05/15/02 - 08/15/28; $32,563 RFCO
              Treasury Strips, Interest Only, 07/15/02 - 04/15/30;
              $23,614 FFCB, 2.700% due 03/19/03; $21,478 SLMA, 5.000%
              - 9.350% due 06/30/04 - 06/01/07; $10,534 RFCO Treasury
              Strips, Principal Only, 10/15/19 - 01/15/30; $2,621
              FHLMC, 4.710% -- 6.710% due 07/23/04 - 07/28/14; $970
              BECCS Callable Treasury Strips, due 11/15/08 -
              11/15/10; $611 FICO Treasury Strips, Interest Only,
              10/06/14 - 11/30/16; collateral valued at $539,175.....       528,603

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS RESERVES MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL
 AMOUNT                                                                    VALUE
  (000)                                                                    (000)
-----------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS -- (CONTINUED)
$600,000    Agreement with J.P. Morgan Securities Inc., 1.950% dated
              03/28/02 to be repurchased at $600,130 on 04/01/02
              collateralized by: $82,570 Bunge Asset Funding
              Corporation Commercial Paper, 1.990% due 04/23/02;
              $52,564 Atlantic Asset Securitization Corporation
              Commercial Paper, 1.900% - 1.940% due
              04/26/02 - 05/21/02; $50,401 Delaware Funding
              Corporation Commercial Paper, 1.880% - 1.950% due
              04/29/02 - 06/10/02; $49,715 Pennine Funding LLC
              Commercial Paper, 1.910% due 04/30/02; $48,717
              Countrywide Home Loans Inc. Commercial Paper, 1.900%
              due 04/30/02; $38,717 Cadbury Schweppes Finance
              Commercial Paper, 1.890% - 1.950% due
              04/25/02 - 05/29/02; $35,241 Cortez Capital Company
              Commercial Paper, 1.860% due 04/29/02; $30,794 Ventures
              Business Trust Commercial Paper, 1.900% due 04/01/02;
              $23,782 KFW International Finance Commercial Paper,
              1.700% due 04/11/02; $23,534 McGraw-Hill Inc.
              Commercial Paper, 2.220% due 09/23/02; $22,891 Tampa
              Electric Company Commercial Paper, 1.850% due
              04/17/02 - 04/18/02; $19,954 National Rural Utilities
              Cooperative Finance Corporation Commercial Paper,
              1.910% due 05/13/02; $17,383 Sherwin-Williams Company
              Commercial Paper, 1.850% - 1.860% due
              04/16/02 - 04/17/02; $14,997 Wyeth Commercial Paper,
              1.950% due 04/01/02; $13,251 Park Avenue Receivables
              Commercial Paper, 1.890% - 1.930% due 04/01/02 -
              04/29/02; $13,002 Solvay Finance (America) Commercial
              Paper, 2.000% due 04/01/02; $12,056 Hilton Managers
              Acceptance Corporation Commercial Paper, 1.950% due
              04/02/02; $9,973 Irish Permanent Treasury plc
              Commercial Paper, 1.890% due 05/20/02; $9,298 Ed&F Man
              Finance Inc. Commercial Paper, 1.950% due 04/02/02;
              $8,573 Tribune Company Commercial Paper, 1.840% due
              05/29/02; $6,998 Teco Finance Inc. Commercial Paper,
              2.050% due 04/01/02; $5,299 Aquinas Funding LLC
              Commercial

PRINCIPAL
 AMOUNT                                                                    VALUE
  (000)                                                                    (000)
-----------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS -- (CONTINUED)
            Paper, 1.950% due 04/01/02; $4,429 JP Morgan Chase
              Securities Commercial Paper, 1.804% due 04/01/02;
              $3,196 International Lease Finance Corporation
              Commercial Paper, due 04/19/02; $1,422 Keyspan
              Corporation Commercial Paper, due 05/06/02; $1,248
              Fortis Funding LLC Commercial Paper, 1.830% due
              04/30/02; collateral valued at $612,005................   $   600,000
$500,000    Agreement with UBS Warburg, 1.900% dated 03/28/02 to be
              repurchased at $500,106 on 04/01/02 collateralized by:
              $285,012 FHLMC, 6.000% - 6.500% due
              04/01/17 - 04/01/32; $224,990 FNMA, 5.500% -7.500% due
              04/01/09 - 03/01/32; collateral valued at $510,003.....       500,000
 500,000    Agreement with UBS Warburg, 1.910% dated 03/28/02 to be
              repurchased at $500,106 on 04/01/02 collateralized by:
              $254,903 FNMA, due 07/31/02 - 02/14/03; $255,101 FHLMC,
              2.500% - 5.560% due 12/27/02 - 02/27/09; collateral
              valued at $510,003.....................................       500,000
                                                                        -----------
            TOTAL REPURCHASE AGREEMENTS
              (Cost $4,428,603)......................................     4,428,603
                                                                        -----------
            TOTAL INVESTMENTS
              (Cost $78,435,555)..............................   99.7%   78,435,555
                                                                        -----------
            OTHER ASSETS AND LIABILITIES (NET)................    0.3%
            Interest receivable......................................   $   347,720
            Payable for Fund shares redeemed.........................           (24)
            Investment advisory fee payable..........................       (10,513)
            Administration fee payable...............................        (1,549)
            Shareholder servicing and distribution fees payable......       (13,215)
            Due to custodian.........................................            (1)
            Distributions payable....................................       (52,653)
            Accrued Trustees' fees and expenses......................          (157)
            Accrued expenses and other liabilities...................        (7,865)
                                                                        -----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET).................       261,743
                                                                        -----------
            NET ASSETS........................................  100.0%  $78,697,298
                                                                        ===========
            NET ASSETS CONSIST OF:
            Undistributed net investment income......................   $        62
            Accumulated net realized gain on investments sold........          (666)
            Paid-in capital..........................................    78,697,902
                                                                        -----------
            NET ASSETS...............................................   $78,697,298
                                                                        ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002



                                                                           VALUE
-----------------------------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($39,231,604,235 / 39,232,038,495 shares outstanding)....         $1.00
                                                                        ===========
            TRUST CLASS SHARES:
            ($2,686,258,369 / 2,686,176,305 shares outstanding)......         $1.00
                                                                        ===========
            LIQUIDITY CLASS SHARES:
            ($1,742,686,975 / 1,742,618,873 shares outstanding)......         $1.00
                                                                        ===========
            ADVISER CLASS SHARES:
            ($7,873,469,791 / 7,873,954,190 shares outstanding)......         $1.00
                                                                        ===========
            INVESTOR CLASS SHARES:
            ($4,966,158,127 / 4,966,705,991 shares outstanding)......         $1.00
                                                                        ===========
            MARKET CLASS SHARES:
            ($3,844,641,467 / 3,844,498,924 shares outstanding)......         $1.00
                                                                        ===========
            DAILY CLASS SHARES:
            ($14,018,696,925 / 14,018,618,148 shares outstanding)....         $1.00
                                                                        ===========
            SERVICE CLASS SHARES:
            ($1,037,280,596 / 1,037,277,421 shares outstanding)......         $1.00
                                                                        ===========
            INVESTOR B SHARES:
            ($37,407,749 / 37,406,560 shares outstanding)............         $1.00
                                                                        ===========
            INVESTOR C SHARES:
            ($1,357,281 / 1,357,207 shares outstanding)..............         $1.00
                                                                        ===========
            INSTITUTIONAL SHARES:
            ($3,257,736,681 / 3,257,749,353 shares outstanding)......         $1.00
                                                                        ===========

---------------

 &Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2002.

&&Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

@@Restricted Security (Note 5).

 #Security not registered under the Securities Act of 1933, as amended.
  These securities may be resold in transactions exempt from registration to qualified institutional buyers.

##Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 +Amount represents less than 0.1%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS RESERVES MONEY MARKET FUNDS

Nations Money Market Reserves

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                    VALUE
  (000)                                                                    (000)
-----------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 0.2%
            ASSET-BACKED -- AUTO LOANS -- 0.2%
$ 10,346    Carmax Auto Owner Trust,
              Series 2001-2, Class A1,
              2.001%& 04/17/02&&.....................................   $    10,346
  12,281    Chase Manhattan
              Auto Owner Trust,
              Series 2001-B, Class A1,
              2.180%& 04/15/02&&.....................................        12,280
  10,682    Nissan Auto Receivables
              Owner Trust,
              Series 2001-C, Class A1,
              3.445%& 04/15/02&&.....................................        10,682
                                                                        -----------
                                                                             33,308
                                                                        -----------
            ASSET-BACKED -- OTHER -- 0.0%+
   1,181    CIT Equipment Collateral,
              Series 2001-A, Class A1,
              3.480%& 04/20/02&&.....................................         1,181
                                                                        -----------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $34,489).........................................        34,489
                                                                        -----------
            BANK OBLIGATIONS -- 24.1%
            BANK NOTES -- 1.5%
 100,000    American Express Centurion Bank
              1.880%& 04/17/02&&.....................................       100,000
            Branch Banking & Trust
  50,000      1.740%& 04/24/02&&.....................................        50,000
  50,000      1.860%& 05/19/02&&.....................................        50,000
  47,000    Key Bank, N.A.
              1.890%& 04/04/02&&.....................................        47,004
                                                                        -----------
                                                                            247,004
                                                                        -----------
            CERTIFICATES OF DEPOSIT --
              DOMESTIC -- 0.6%
 100,000    Chase Manhattan Bank USA, N.A.
              1.900% 06/13/02........................................       100,000
                                                                        -----------
            CERTIFICATES OF DEPOSIT -- EURO -- 1.4%
            Barclays Bank plc
  50,000      1.840% 06/11/02........................................        50,001
 100,000      1.990% 08/30/02........................................       100,004
  75,000    ING Bank NV
              1.850% 06/10/02........................................        75,000
                                                                        -----------
                                                                            225,005
                                                                        -----------
            CERTIFICATES OF DEPOSIT --
              YANKEE -- 19.6%
  50,000    Abbey National plc
              2.550% 11/12/02........................................        49,997
            Abbey National Treasury Services plc
  75,000      2.070% 05/20/02........................................        75,005
 100,000      2.010% 05/23/02........................................       100,037
  50,000      1.980% 08/30/02........................................        49,990
  50,000      2.000% 09/04/02........................................        50,009

PRINCIPAL
 AMOUNT                                                                    VALUE
  (000)                                                                    (000)
-----------------------------------------------------------------------------------
            CERTIFICATES OF DEPOSIT -- YANKEE -- (CONTINUED)
            ABN AMRO Bank NV, (Chicago)
$ 50,000      2.110% 04/29/02........................................   $    50,010
  50,000      1.840% 06/11/02........................................        50,000
  50,000      1.940% 08/30/02........................................        49,998
 100,000    Bank of Nova Scotia, (New York)
              1.770% 07/31/02........................................       100,000
            Barclays Bank plc, (New York)
 150,000      1.800%& 04/01/02&&.....................................       149,942
  50,000      2.115% 04/30/02#.......................................        50,011
  25,000    Bayerische Hypotheken und Vereinsbank AG, (New York)
              2.510% 12/23/02........................................        24,993
            Bayerische Landesbank Girozentrale, (New York)
  50,000      1.780%& 04/06/02&&.....................................        49,983
 100,000      1.810%& 04/22/02&&.....................................        99,952
  50,000      2.220% 04/23/02........................................        50,011
  50,000      4.230% 05/22/02........................................        49,999
  50,000      1.790% 06/11/02........................................        50,003
 100,000      3.290% 09/12/02........................................        99,991
  75,000      2.425% 11/25/02........................................        75,000
 100,000    Canadian Imperial Bank of Commerce, (New York)
              1.815%& 04/16/02&&.....................................        99,975
            Commerzbank AG, (New York)
 150,000      1.849%& 04/28/02&&.....................................       149,990
  50,000      4.140% 05/21/02........................................        50,000
            Credit Agricole Indosuez, (New York)
  50,000      2.050% 09/30/02........................................        50,000
  25,000      2.400% 11/26/02........................................        24,998
  15,000      2.980% 04/16/03........................................        14,997
 100,000    Credit Agricole, (New York)
              3.640% 10/07/02........................................        99,995
  50,000    Credit Suisse First Boston, (New York)
              2.080% 09/30/02........................................        50,000
  75,000    Danske Bank (New York)
              2.370% 12/12/02........................................        75,021
 100,000    Dresdner Bank AG, (New York)
              1.840% 06/07/02........................................       100,013
  40,000    Dresdner Bank, (New York)
              2.100% 09/20/02........................................        40,002
            Landesbank Hessen-Thuringen Girozentrale, (New York)
 200,000      1.810% 05/07/02........................................       200,002
 100,000      2.150% 05/29/02........................................       100,063
 100,000      1.850% 07/11/02........................................       100,008
  50,000      2.050% 09/30/02........................................        50,000
 125,000    Rabobank Nederland NV, (New York)
              1.930% 08/30/02........................................       125,005
 100,000    Societe Generale, (New York)
              1.803%& 04/14/02&&.....................................        99,966

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Money Market Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                    VALUE
  (000)                                                                    (000)
-----------------------------------------------------------------------------------
            CERTIFICATES OF DEPOSIT -- YANKEE -- (CONTINUED)
$ 75,000    Toronto Dominion Bank, (New York)
              2.300% 12/31/02........................................   $    74,994
            United Bank of Switzerland AG,
              (Stamford, Connecticut)
 125,000      4.135% 05/31/02........................................       124,997
  50,000      1.960% 06/07/02........................................        50,018
  50,000      3.780% 06/28/02........................................        50,025
  18,580      4.010% 06/28/02........................................        18,600
 100,000      1.850% 07/31/02........................................       100,000
  25,000    Westdeutsche Landesbank, (New York)
              3.600% 08/14/02........................................        25,000
                                                                        -----------
                                                                          3,148,600
                                                                        -----------
            TIME DEPOSITS -- EURO -- 1.0%
 152,862    Societe Generale
              1.800% 04/01/02........................................       152,862
                                                                        -----------
            TOTAL BANK OBLIGATIONS
              (Cost $3,873,471)......................................     3,873,471
                                                                        -----------
            CORPORATE OBLIGATIONS -- 64.4%
            COMMERCIAL PAPER -- 52.0%
            Amstel Funding Corporation
 100,000      Discount note 04/05/02#................................        99,980
  75,000      Discount note 04/08/02#................................        74,973
 100,000      Discount note 05/13/02.................................        99,788
  48,749      Discount note 06/11/02#................................        48,565
  50,000      Discount note 06/18/02#................................        49,791
 275,000    Atlantis One Funding
              Discount note 06/26/02#................................       273,782
            Bavaria TRR Corporation
 135,068      Discount note 04/08/02.................................       135,020
 150,000      Discount note 04/09/02#................................       149,939
  20,990      Discount note 07/17/02#................................        20,881
 100,000    Canadian Imperial Holdings
              Discount note 06/11/02.................................        99,641
            Compass Securitization LLC
 100,000      1.840%& 04/08/02&&#....................................        99,999
 101,000      1.855%& 04/14/02&&#....................................       100,994
  61,030      Discount note 06/17/02#................................        60,779
  50,000    Corporate Asset Funding Corporation
              Discount note 04/25/02#................................        49,939
  50,000    Corporate Receivables Corporation
              Discount note 04/23/02#................................        49,947
            CXC LLC
 150,000      Discount note 06/12/02#................................       149,451
  50,000      1.820% 06/13/02#.......................................        49,815
            Edison Asset Securitization LLC
 100,000      Discount note 05/07/02.................................        99,819
 100,000      Discount note 05/09/02#................................        99,810
 100,000      Discount note 05/22/02#................................        99,740
  50,000      Discount note 06/06/02#................................        49,826
  50,806    Falcon Asset Securitization Corporation
              Discount note 04/22/02#................................        50,751
 100,000    FCAR Owner Trust I
              Discount note 04/25/02.................................        99,877
  50,000    FCAR Owner Trust II
              Discount note 05/23/02#................................        49,864

PRINCIPAL
 AMOUNT                                                                    VALUE
  (000)                                                                    (000)
-----------------------------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
            Four Winds Funding LLC
$150,000      Discount note 04/12/02#................................   $   149,916
  50,000      1.910%& 04/15/02&&#....................................        50,000
            Galaxy Funding Inc.
 100,000      Discount note 05/15/02#................................        99,790
  65,000      Discount note 06/19/02#................................        64,726
 100,000      Discount note 06/26/02#................................        99,541
            General Electric Capital Corporation
 150,000      Discount note 04/05/02#................................       149,970
  25,000      Discount note 04/17/02#................................        24,975
  50,000      Discount note 04/30/02.................................        49,917
 120,000      Discount note 05/14/02#................................       119,736
 130,000      1.841%& 05/29/02&&#....................................       130,000
  25,000      Discount note 06/06/02.................................        24,916
  80,000      Discount note 07/29/02.................................        79,492
 100,000    General Electric Capital International Funding
              Discount note 05/09/02#................................        99,810
            GIRO Balanced Funding Corporation
  59,349      Discount note 04/09/02#................................        59,325
  90,000      Discount note 04/11/02#................................        89,954
 101,018      Discount note 04/12/02#................................       100,962
  64,657      Discount note 04/15/02#................................        64,610
  17,771      Discount note 04/25/02#................................        17,749
  83,239      Discount note 05/13/02#................................        83,058
  23,632      Discount note 06/17/02#................................        23,534
  50,000      Discount note 06/20/02#................................        49,796
  45,216      Discount note 06/21/02#................................        45,026
            GIRO Funding US Corporation
  81,008      Discount note 05/09/02#................................        80,852
 100,000      Discount note 05/13/02#................................        99,784
            Greyhawk Funding LLC
  35,000      1.720% 04/18/02#.......................................        34,972
  50,000      1.760% 05/23/02#.......................................        49,873
 100,000      Discount note 06/05/02#................................        99,670
 165,000      Discount note 06/06/02#................................       164,446
  25,000      Discount note 06/12/02#................................        24,910
            Jupiter Securitization Corporation
 131,368      Discount note 04/05/02#................................       131,341
  50,000      Discount note 04/17/02#................................        49,960
  50,000    Merck & Company Inc.
              1.860%& 04/26/02&&.....................................        50,000
            MOAT Funding LLC
  30,000      Discount note 04/25/02#................................        29,964
  47,000      Discount note 05/01/02#................................        46,929
 100,000      Discount note 06/11/02#................................        99,637
  75,000      Discount note 08/20/02#................................        74,424
            Mont Blanc Capital Corporation
 100,000      Discount note 04/08/02#................................        99,965
  71,202      Discount note 04/22/02#................................        71,126
  78,000      Discount note 05/14/02#................................        77,826
  43,900    Montauk Funding Corporation
              Discount note 05/22/02#................................        43,786
            Moriarty LLC
  99,000      Discount note 06/12/02#................................        98,620
  50,000      Discount note 08/22/02#................................        49,615
  25,000      Discount note 09/27/02#................................        24,749

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS RESERVES MONEY MARKET FUNDS

Nations Money Market Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL
 AMOUNT                                                                    VALUE
  (000)                                                                    (000)
-----------------------------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
            Ness LLC
$ 36,062      Discount note 04/16/02#................................   $    36,034
 139,577      Discount note 04/22/02#................................       139,417
  64,705      Discount note 04/24/02#................................        64,612
  41,654      Discount note 06/21/02#................................        41,479
  63,345      Discount note 07/10/02#................................        63,025
            North Coast Funding LLC
 100,000      Discount note 07/30/02#................................        99,350
            Paradigm Funding LLC
 100,000      Discount note 05/02/02#................................        99,842
  60,000      1.840% 06/12/02#.......................................        59,779
 100,000      Discount note 06/13/02#................................        99,627
  85,000      Discount note 06/20/02#................................        84,649
            Park Avenue Receivables
  43,174      Discount note 04/09/02#................................        43,157
 148,480      Discount note 05/15/02#................................       148,142
            Pennine Funding LLC
 100,000      Discount note 04/16/02#................................        99,923
  50,000      Discount note 05/15/02#................................        49,888
  46,000      Discount note 06/06/02#................................        45,846
  69,000      Discount note 06/14/02#................................        68,728
  50,000    Royal Bank of Canada
              Discount note 09/30/02.................................        49,507
            SBC International Inc.
  50,000      Discount note 04/18/02#................................        49,959
 100,000      Discount note 04/25/02#................................        99,885
            Sheffield Receivables Corporation
  40,000      Discount note 04/12/02#................................        39,978
  77,360      Discount note 04/17/02.................................        77,298
  60,950      Discount note 06/18/02#................................        60,694
            Siefunds Corporation
 100,000      Discount note 04/19/02#................................        99,909
  48,164      Discount note 05/10/02#................................        48,067
            Sigma Finance, Inc.
  60,000      Discount note 04/18/02#................................        59,940
  68,000      Discount note 05/21/02#................................        67,805
            Silver Tower US Funding
  90,000      Discount note 04/22/02#................................        89,910
  50,000      Discount note 05/28/02#................................        49,856
  55,000      Discount note 06/12/02#................................        54,789
            Societe Generale North America
  50,000      Discount note 06/10/02#................................        49,827
  25,000      Discount note 09/27/02.................................        24,753
            Surrey Funding Corporation
  50,000      Discount note 04/05/02#................................        49,990
 100,000      Discount note 04/11/02.................................        99,950
  63,133    Thames Asset Global Securitization
              Discount note 04/22/02#................................        63,070
            Trident Capital Finance
 118,000      Discount note 04/04/02#................................       117,982
 100,000      Discount note 05/06/02#................................        99,822
            Tulip Funding Corporation
  80,146      Discount note 04/15/02#................................        80,089
 100,000      Discount note 04/24/02#................................        99,889
 108,105      Discount note 06/18/02#................................       107,653

PRINCIPAL
 AMOUNT                                                                    VALUE
  (000)                                                                    (000)
-----------------------------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
            Variable Funding Capital Corporation
$100,000      Discount note 04/03/02.................................   $    99,990
  50,000      1.860%& 04/07/02&&#....................................        50,000
                                                                        -----------
                                                                          8,376,333
                                                                        -----------
            CORPORATE BONDS AND NOTES -- 12.4%
            American Honda Finance Corporation
  50,000      1.827%& 04/15/02&&##...................................        50,000
  35,000      1.920%& 05/20/02&&##...................................        35,000
  10,000    Bank One Corporation
              1.920%& 04/26/02.......................................        10,001
            CC (USA) Inc.
  50,000      3.600% 08/23/02#.......................................        50,000
  60,000      2.350% 11/22/02........................................        60,033
  50,000    CIT Group Inc.
              2.056%& 04/08/02&&.....................................        50,027
            Credit Suisse First Boston, Inc.
 100,000      1.880%& 05/09/02##.....................................       100,000
  29,000      1.861%& 05/27/02&&##...................................        29,000
  40,000    Fleet National Bank
              2.054%& 04/30/02&&.....................................        40,025
  50,000    Ford Motor Credit Company
              2.100%& 04/05/02.......................................        50,000
 150,000    General Electric Capital Corporation
              1.950%& 06/19/02&&#....................................       150,000
            General Motors Acceptance Corporation
  50,000      2.130%& 04/12/02.......................................        50,000
  52,826      1.995%& 04/29/02.......................................        52,820
            Goldman Sachs Group, Inc.
  25,000      2.013%& 05/13/02.......................................        25,004
  50,000      3.610% 05/29/02##......................................        50,000
            Heller Financial, Inc.
  85,000      2.170%& 05/25/02&&#....................................        85,189
 200,000    Household Finance Corporation 1.930%& 04/01/02&&.........       200,000
            K2 (USA) LLC
  50,000      1.860%& 04/08/02&&#....................................        50,000
  25,000      1.880%& 04/08/02&&#....................................        25,000
  50,000      3.780% 08/15/02#.......................................        50,005
            Links Finance LLC
  50,000      1.870%& 04/04/02&&##...................................        50,000
 100,000      2.400% 12/17/02##......................................       100,020
  50,000    Merrill Lynch and Company
              1.850%& 04/03/02&&.....................................        50,000
 100,000    Morgan Stanley Dean Witter and Company
              1.960%& 04/15/02&&.....................................       100,000
  50,000    National Rural Utilities Cooperative Finance Corporation
              1.950%& 04/17/02.......................................        50,000
  50,000    Northern Rock plc
              1.920%& 04/14/02&&.....................................        50,000
  30,000    Sigma Finance, Inc.
              1.855%& 04/15/02&&#....................................        30,000
 101,000    SMM Trust Series 2001-M
              2.000%& 06/13/02&&.....................................       101,000
            Toyota Motor Credit Corporation
  50,000      1.825%& 04/01/02&&.....................................        50,000
 100,000      1.870%& 04/24/02&&.....................................        99,993

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Money Market Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                    VALUE
  (000)                                                                    (000)
-----------------------------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- (CONTINUED)
$ 20,000    US Bank NA, (Minnesota)
              2.051%& 04/20/02&&.....................................   $    20,026
            USA Education, Inc.
  24,000      2.210%& 04/03/02&&.....................................        24,030
  50,000      2.030%& 06/04/02&&.....................................        49,997
                                                                        -----------
                                                                          1,987,170
                                                                        -----------
            TOTAL CORPORATE OBLIGATIONS
              (Cost $10,363,503).....................................    10,363,503
                                                                        -----------
            EXTENDABLE COMMERCIAL NOTES -- 2.1%
 100,000    Citibank Credit Card Master Trust I,
              Discount note 04/17/02#................................        99,918
            Discover Card Master Trust I, Series 2000-A,
  56,820      Discount note 04/10/02#................................        56,794
  90,000      Discount note 04/11/02#................................        89,954
  87,000      Discount note 05/20/02#................................        86,779
                                                                        -----------
            TOTAL EXTENDABLE COMMERCIAL NOTES
              (Cost $333,445)........................................       333,445
                                                                        -----------
            MUNICIPAL BONDS AND NOTES -- 0.8%
            NEW YORK -- 0.8%
  82,500    New York, New York GO, Series 2001A-9, (FGIC Insured,
              FGIC SBPA),
              1.950%& 11/01/23**.....................................        82,500
  40,000    New York, New York, Transitional Finance Authority
              Revenue, Bond Anticipation Notes, Series 2002-5,
              3.000% 02/26/03........................................        40,183
                                                                        -----------
                                                                            122,683
                                                                        -----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $122,683)........................................       122,683
                                                                        -----------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 7.7%
            FEDERAL HOME LOAN BANK (FHLB) -- 5.0%
 100,000      1.740%& 04/01/02&&.....................................        99,913
 100,000      Discount note 04/01/02.................................       100,000
 500,000      1.776%& 04/20/02&&.....................................       499,919
 100,000      1.760%& 04/24/02&&.....................................        99,951
                                                                        -----------
                                                                            799,783
                                                                        -----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 0.6%
  50,000      Discount note 06/20/02.................................        49,796
  48,000      2.050% 09/27/02........................................        47,511
                                                                        -----------
                                                                             97,307
                                                                        -----------

PRINCIPAL
 AMOUNT                                                                    VALUE
  (000)                                                                    (000)
-----------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 1.5%
$100,000      1.770%& 04/14/02&&.....................................   $    99,968
  72,000      Discount note 06/20/02.................................        71,717
  75,000      Discount note 06/27/02.................................        74,668
                                                                        -----------
                                                                            246,353
                                                                        -----------
            STUDENT LOAN MARKETING ASSOCIATION (SLMA) -- 0.6%
 100,000      1.730%& 04/01/02&&.....................................        99,968
                                                                        -----------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $1,243,411)......................................     1,243,411
                                                                        -----------
            U.S. TREASURY OBLIGATIONS -- 0.6%
              (Cost $99,312)
            U.S. TREASURY BILLS -- 0.6%
 100,000      Discount note 08/15/02.................................        99,312
                                                                        -----------
            TOTAL INVESTMENTS
              (Cost $16,070,314*).............................   99.9%   16,070,314
                                                                        -----------
            OTHER ASSETS AND LIABILITIES (NET)................    0.1%
            Interest receivable......................................   $    34,933
            Investment advisory fee payable..........................        (2,001)
            Administration fee payable...............................          (309)
            Shareholder servicing and distribution fees payable......        (1,099)
            Due to custodian.........................................            (5)
            Distributions payable....................................       (13,915)
            Accrued Trustees' fees and expenses......................           (58)
            Accrued expenses and other liabilities...................        (2,721)
                                                                        -----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET).................        14,825
                                                                        -----------
            NET ASSETS........................................  100.0%  $16,085,139
                                                                        ===========
            NET ASSETS CONSIST OF:
            Accumulated net realized loss on investments sold........   $      (199)
            Paid-in capital..........................................    16,085,338
                                                                        -----------
            NET ASSETS...............................................   $16,085,139
                                                                        ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS RESERVES MONEY MARKET FUNDS

Nations Money Market Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




                                                                          VALUE
-----------------------------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($11,084,335,948 / 11,084,774,644 shares outstanding)....         $1.00
                                                                        ===========
            TRUST CLASS SHARES:
            ($1,311,770,740 / 1,311,871,662 shares outstanding)......         $1.00
                                                                        ===========
            LIQUIDITY CLASS SHARES:
            ($566,000,157 / 565,949,168 shares outstanding)..........         $1.00
                                                                        ===========
            ADVISER CLASS SHARES:
            ($967,747,074 / 967,696,308 shares outstanding)..........         $1.00
                                                                        ===========
            INVESTOR CLASS SHARES:
            ($44,169,506 / 44,151,271 shares outstanding)............         $1.00
                                                                        ===========
            MARKET CLASS SHARES:
            ($1,422,125,212 / 1,422,000,010 shares outstanding)......         $1.00
                                                                        ===========
            DAILY CLASS SHARES:
            ($4,501,192 / 4,499,699 shares outstanding)..............         $1.00
                                                                        ===========
            SERVICE CLASS SHARES:
            ($139,023,585 / 138,993,561 shares outstanding)..........         $1.00
                                                                        ===========
            INVESTOR B SHARES:
            ($9,407,179 / 9,406,732 shares outstanding)..............         $1.00
                                                                        ===========
            INVESTOR C SHARES:
            ($407,808 / 407,785 shares outstanding)..................         $1.00
                                                                        ===========
            INSTITUTIONAL SHARES:
            ($535,650,237 / 535,628,986 shares outstanding)..........         $1.00
                                                                        ===========

---------------

 *Aggregate cost for federal tax purposes.

**Variable rate demand notes. The interest rate shown reflects the rate in effect at March 31, 2002. These securities are subject to demand features of either one, seven or thirty days.

 &Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2002.

&&Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

 #Security not registered under the Securities Act of 1933, as amended.
  These securities may be resold in transactions exempt from registration to qualified institutional buyers.

##Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 +Amount represents less than 0.1%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Treasury Reserves

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL
  AMOUNT                                                                    VALUE
  (000)                                                                     (000)
------------------------------------------------------------------------------------
             U.S. TREASURY OBLIGATIONS -- 39.7%
             U.S. TREASURY BILLS -- 23.5%
$  160,000     Discount note 04/11/02.................................   $   159,922
   180,000     Discount note 04/18/02.................................       179,850
   160,000     Discount note 04/25/02.................................       159,812
    85,000     Discount note 05/23/02.................................        84,784
   120,000     Discount note 05/30/02.................................       119,615
   335,000     Discount note 06/06/02.................................       333,902
   345,000     Discount note 06/13/02.................................       343,760
    90,000     Discount note 06/27/02.................................        89,604
   170,000     1.775% 07/05/02........................................       169,204
   130,000     Discount note 07/25/02.................................       129,279
   180,000     Discount note 08/01/02.................................       178,881
   160,000     Discount note 08/15/02.................................       158,896
   515,000     Discount note 09/05/02.................................       510,764
                                                                         -----------
                                                                           2,618,273
                                                                         -----------
             U.S. TREASURY NOTES -- 16.2%
   160,000     6.375% 04/30/02........................................       160,337
   240,000     6.625% 04/30/02........................................       240,576
   120,000     7.500% 05/15/02........................................       120,542
   260,000     6.500% 05/31/02........................................       261,132
   240,000     6.625% 05/31/02........................................       241,017
    86,000     6.250% 07/31/02........................................        86,782
    85,000     6.000% 09/30/02........................................        86,751
    84,000     5.750% 10/31/02........................................        85,723
   225,000     5.625% 11/30/02........................................       230,294
   160,000     4.750% 01/31/03........................................       163,177
   125,000     5.500% 01/31/03........................................       128,240
                                                                         -----------
                                                                           1,804,571
                                                                         -----------
             TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $4,422,844)......................................     4,422,844
                                                                         -----------
             REPURCHASE AGREEMENTS -- 57.8%
   200,000   Agreement with ABN AMRO Inc., 1.870% dated 03/28/02 to be
               repurchased at $200,042 on 04/01/02 collateralized by:
               $126,985 U.S. Treasury Notes, 2.750% - 7.250% due
               08/31/02 - 02/15/12; $60,551 U.S. Treasury Bonds,
               5.250% - 13.750% due 11/15/03 - 02/15/29; $12,463 U.S.
               Treasury Bills, due 04/11/02 - 09/26/02; collateral
               valued at $204,000.....................................       200,000
   250,000   Agreement with Barclays Capital Inc., 1.850% dated
               03/28/02 to be repurchased at $250,051 on 04/01/02
               collateralized by: $174,981 U.S. Treasury Bonds, 3.625%
               due 07/15/02; $45,666 U.S. Treasury Strips, Interest
               Only, due 05/15/02 - 11/15/27; $29,353 U.S. Treasury
               Strips, Principal Only, due 11/15/15 - 08/15/28;
               collateral valued at $255,000..........................       250,000

PRINCIPAL
  AMOUNT                                                                    VALUE
  (000)                                                                     (000)
------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  350,000   Agreement with Bear Stearns and Company, Inc., 1.900%
               dated 03/28/02 to be repurchased at $350,074 on
               04/01/02 collateralized by: $323,407 GNMA I, 5.000% -
               12.500% due 03/15/03 - 03/15/32; $26,596 GNMA II,
               5.000% - 13.000% due 11/20/13 - 03/20/32; collateral
               valued at $357,004.....................................   $   350,000
   200,000   Agreement with Credit Suisse First Boston Corporation,
               1.900% dated 03/28/02 to be repurchased at $200,042 on
               04/01/02 collateralized by: $195,400 GNMA I, 6.000% -
               7.500% due 04/15/03 - 03/15/32; $4,603 GNMA II, 6.000%
               - 7.500% due 03/20/32; collateral valued at $204,002...       200,000
   100,000   Agreement with Credit Suisse First Boston Corporation,
               1.880% dated 03/28/02 to be repurchased at $100,021 on
               04/01/02 collateralized by: $53,272 U.S. Treasury
               Notes, 3.000% due 01/31/04; $46,730 U.S. Treasury
               Bonds, 8.875% due 02/15/19; collateral valued at
               $102,002...............................................       100,000
   502,085   Agreement with Deutsche Bank Securities Inc., 1.900%
               dated 03/28/02 to be repurchased at $502,191 on
               04/01/02 collateralized by: $224,656 U.S. Treasury
               Notes, 5.250% - 6.625% due 05/31/03 - 08/15/10;
               $220,517 U.S. Treasury Bonds, 6.250% - 11.250% due
               02/15/15 - 05/15/30; $56,913 U.S. Treasury Bill, due
               07/11/02; collateral valued at $512,127................       502,085
 1,025,000   Agreement with First Union Securities, Inc., 1.900% dated
               03/28/02 to be repurchased at $1,025,216 on 04/01/02
               collateralized by: $1,021,454 GNMA I, 5.500% - 9.000%
               due 02/15/17 - 03/15/32; $3,546 GNMA II, 6.000% -
               8.000% due 05/20/22 - 03/20/32; collateral valued at
               $1,045,500.............................................     1,025,000
   300,000   Agreement with Greenwich Capital Markets Inc., 1.850%
               dated 03/28/02 to be repurchased at $300,062 on
               04/01/02 collateralized by: $300,001 U.S. Treasury
               Notes, 3.000% - 6.625% due 03/31/02 - 01/15/12;
               collateral valued at $306,001..........................       300,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS RESERVES MONEY MARKET FUNDS

Nations Treasury Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL
  AMOUNT                                                                    VALUE
  (000)                                                                     (000)
------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  350,000   Agreement with J.P. Morgan Securities Inc., 1.900% dated
               03/28/02 to be repurchased at $350,074 on 04/01/02
               collateralized by: $344,224 GNMA I, 5.500% - 9.000% due
               11/15/07 - 03/15/32; $5,760 GNMA II, 6.500% - 7.500%
               due 01/20/24 - 06/20/30; collateral valued at
               $357,004...............................................   $   350,000
   200,000   Agreement with Morgan Stanley Dean Witter and Company,
               1.800% dated 03/28/02 to be repurchased at $200,040 on
               04/01/02 collateralized by: $107,003 U.S. Treasury
               Strips, Interest Only, due 11/15/14; $93,977 U.S.
               Treasury Strips, Principal Only, due 11/15/18 -
               11/15/24; collateral valued at $205,000................       200,000
   800,000   Agreement with Salomon Smith Barney Inc., 1.860% dated
               03/28/02 to be repurchased at $800,165 on 04/01/02
               collateralized by: $639,526 U.S. Treasury Strips,
               Interest Only, due 02/15/04 - 02/15/16; $161,300 U.S.
               Treasury Strips, Principal Only, due 11/15/14 -
               11/15/22; collateral valued at $816,843................       800,000
 1,300,000   Agreement with Salomon Smith Barney Inc., 1.910% dated
               03/28/02 to be repurchased at $1,300,276 on 04/01/02
               collateralized by: $1,024,952 GNMA I, 0.000% - 8.000%
               due 09/15/31 - 03/15/32; $275,048 GNMA II, 7.500% -
               8.000% due 08/20/30 - 01/20/31; collateral valued at
               $1,326,000.............................................     1,300,000
   450,000   Agreement with UBS Warburg, 1.850% dated 03/28/02 to be
               repurchased at $450,093 on 04/01/02 collateralized by:
               $450,000 U.S. Treasury Bill, due 05/02/02 - 06/13/02;
               collateral valued at $459,000..........................       450,000

PRINCIPAL
  AMOUNT                                                                    VALUE
  (000)                                                                     (000)
------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  200,181   Agreement with Westdeutsche Landesbank, Girozentrale,
               1.700% dated 03/28/02 to be repurchased at $200,219 on
               04/01/02 collateralized by: $200,182 U.S. Treasury
               Bond, 6.250% due 08/15/23; collateral valued at
               $204,185...............................................   $   200,181
   210,000   Agreement with Westdeutsche Landesbank, Girozentrale,
               1.900% dated 03/28/02 to be repurchased at $210,044 on
               04/01/02 collateralized by: $210,000 GNMA, 7.500% due
               04/15/30 - 07/15/30; collateral valued at $214,200.....       210,000
                                                                         -----------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $6,437,266)......................................     6,437,266
                                                                         -----------
             TOTAL INVESTMENTS
               (Cost $10,860,110)..............................   97.5%   10,860,110
             OTHER ASSETS AND LIABILITIES (NET)................    2.5%
             Cash.....................................................   $         1
             Receivable for investment securities sold................       245,000
             Interest receivable......................................        46,942
             Investment advisory fee payable..........................        (1,620)
             Administration fee payable...............................          (109)
             Shareholder servicing and distribution fees payable......        (2,218)
             Distributions payable....................................        (6,951)
             Accrued Trustees' fees and expenses......................          (101)
             Accrued expenses and other liabilities...................        (1,038)
                                                                         -----------
             TOTAL OTHER ASSETS AND LIABILITIES (NET).................       279,906
                                                                         -----------
             NET ASSETS........................................  100.0%  $11,140,016
                                                                         ===========
             NET ASSETS CONSIST OF:
             Undistributed net investment income......................   $        71
             Accumulated net realized gain on investments sold........          (193)
             Paid-in capital..........................................    11,140,138
                                                                         -----------
             NET ASSETS...............................................   $11,140,016
                                                                         ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Treasury Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002



                                                                            VALUE
------------------------------------------------------------------------------------
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE



             CAPITAL CLASS SHARES:
             ($3,715,126,032 / 3,715,428,573 shares outstanding)......         $1.00
                                                                         ===========



             TRUST CLASS SHARES:
             ($399,581,896 / 399,534,021 shares outstanding)..........         $1.00
                                                                         ===========



             LIQUIDITY CLASS SHARES:
             ($370,138,984 / 370,154,719 shares outstanding)..........         $1.00
                                                                         ===========



             ADVISER CLASS SHARES:
             ($2,568,691,230 / 2,569,199,515 shares outstanding)......         $1.00
                                                                         ===========



             INVESTOR CLASS SHARES:
             ($688,990,141 / 689,183,099 shares outstanding)..........         $1.00
                                                                         ===========



             MARKET CLASS SHARES:
             ($1,381,945,271 / 1,382,000,010 shares outstanding)......         $1.00
                                                                         ===========



             DAILY CLASS SHARES:
             ($1,301,677,894 / 1,301,775,421 shares outstanding)......         $1.00
                                                                         ===========



             SERVICE CLASS SHARES:
             ($330,419,588 / 330,437,856 shares outstanding)..........         $1.00
                                                                         ===========



             INVESTOR B SHARES:
             ($179,324 / 179,325 shares outstanding)..................         $1.00
                                                                         ===========



             INSTITUTIONAL SHARES:
             ($383,265,244 / 383,278,099 shares outstanding)..........         $1.00
                                                                         ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS RESERVES MONEY MARKET FUNDS

Nations Government Reserves

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 96.8%
            FEDERAL FARM CREDIT BANK (FFCB) -- 8.8%
$ 45,000      1.710%& 04/01/02&&.....................................   $   45,000
  90,000      1.735%& 04/01/02&&.....................................       89,958
  45,000      1.720%& 04/10/02&&.....................................       44,989
  55,000      1.750%& 05/01/02&&.....................................       54,999
  45,000      5.250% 05/01/02........................................       45,110
  10,000      6.875% 05/01/02........................................       10,024
  50,000      Discount note 05/03/02.................................       49,922
  25,000      1.800% 06/03/02........................................       24,999
  20,000      Discount note 06/13/02.................................       19,867
  12,000      3.900% 06/17/02........................................       12,004
  15,000      Discount note 06/19/02.................................       14,913
  10,000      1.830% 08/01/02........................................        9,998
  14,755      2.300% 12/03/02........................................       14,731
   8,000      2.950% 04/01/03........................................        7,999
                                                                        ----------
                                                                           444,513
                                                                        ----------
            FEDERAL HOME LOAN BANK (FHLB) -- 86.4%
 100,000      1.720%& 04/01/02&&.....................................       99,952
 270,000      1.730%& 04/01/02&&.....................................      269,881
  90,000      1.740%& 04/01/02&&.....................................       89,980
 170,000      1.743%& 04/01/02&&.....................................      169,962
  90,000      1.755%& 04/01/02&&.....................................       89,941
 202,925      Discount note 04/01/02.................................      202,925
  90,000      1.740%& 04/02/02&&.....................................       89,962
  58,000      Discount note 04/05/02.................................       57,989
  21,000      Discount note 04/10/02.................................       20,991
 279,100      Discount note 04/12/02.................................      278,949
 125,000      1.775%& 04/14/02&&.....................................      124,930
 282,220      Discount note 04/17/02.................................      281,999
  45,000      1.760%& 04/17/02&&.....................................       45,000
 291,000      Discount note 04/19/02.................................      290,743
 109,600      1.786%& 04/20/02&&.....................................      109,596
 185,000      1.570%& 04/21/02&&.....................................      184,893
 272,500      1.760%& 04/21/02&&.....................................      272,367
  85,000      1.753%& 04/23/02&&.....................................       84,978
 100,000      Discount note 04/24/02.................................       99,885
  56,145      5.250% 04/25/02........................................       56,217
 113,000      1.690%& 04/30/02&&.....................................      112,985
  45,000      1.710%& 04/30/02&&.....................................       44,971
  73,415      6.750% 05/01/02........................................       73,603
  50,000      Discount note 05/13/02.................................       49,898
  45,000      1.730%& 05/14/02&&.....................................       44,979
  45,000      4.000% 05/14/02........................................       44,997
  30,000      7.250% 05/15/02........................................       30,191
  47,000      Discount note 05/16/02.................................       46,890
  90,000      1.760%& 05/19/02&&.....................................       89,969
  50,000      Discount note 05/29/02.................................       49,845
  95,000      1.750%& 06/04/02&&.....................................       94,966
  45,000      4.000% 06/05/02........................................       44,995
  26,800      Discount note 06/07/02.................................       26,714
   2,500      5.750% 06/07/02........................................        2,516
  45,000      1.741%& 06/11/02&&.....................................       44,989
  20,000      Discount note 06/14/02.................................       19,926
  19,300      Discount note 06/19/02.................................       19,224
  72,100      6.875% 07/18/02........................................       73,148

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            FEDERAL HOME LOAN BANK (FHLB) -- (CONTINUED)
$ 14,200      6.750% 08/15/02........................................   $   14,413
   6,400      Discount note 08/30/02.................................        6,309
  50,462      Discount note 09/04/02.................................       50,019
   6,299      Discount note 09/09/02.................................        6,244
  27,217      Discount note 09/13/02.................................       26,974
  25,525      Discount note 09/27/02.................................       25,281
   1,000      5.550% 10/02/02........................................        1,019
   4,000      4.640% 10/09/02........................................        4,054
   5,575      Discount note 10/15/02.................................        5,505
   2,500      6.030% 11/06/02........................................        2,556
  22,000      6.250% 11/15/02........................................       22,567
 102,000      6.375% 11/15/02........................................      104,737
   2,230      5.380% 11/27/02........................................        2,278
  14,000      2.570% 12/24/02........................................       14,000
  36,000      2.455% 12/27/02........................................       36,000
  56,805      5.125% 01/13/03........................................       58,001
   1,000      5.530% 01/15/03........................................        1,026
   2,000      5.485% 01/21/03........................................        2,052
   3,950      5.650% 02/06/03........................................        4,044
  95,000      2.125% 02/07/03........................................       94,862
   2,195      2.125% 02/14/03........................................        2,191
  16,500      5.000% 02/28/03........................................       16,895
  35,000      2.500% 03/26/03........................................       34,978
  18,000      2.600% 04/08/03........................................       17,981
                                                                        ----------
                                                                         4,389,932
                                                                        ----------
            STUDENT LOAN MARKETING ASSOCIATION (SLMA) -- 1.5%
  25,000      Discount note 05/20/02.................................       24,865
  45,715      3.750% 07/01/02........................................       45,894
   3,000      7.780% 07/01/02........................................        3,044
                                                                        ----------
                                                                            73,803
                                                                        ----------
            TENNESSEE VALLEY AUTHORITY -- 0.1%
   2,500      6.000% 09/24/02........................................        2,547
                                                                        ----------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $4,910,795)......................................    4,910,795
                                                                        ----------
            U.S. TREASURY OBLIGATIONS -- 3.1%
            U.S. TREASURY BILLS -- 1.9%
  50,000      Discount note 04/25/02.................................       49,941
  45,000      Discount note 05/30/02.................................       44,854
                                                                        ----------
                                                                            94,795
                                                                        ----------
            U.S. TREASURY NOTES -- 1.2%
  60,000      5.625% 11/30/02........................................       61,394
                                                                        ----------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $156,189)........................................      156,189
                                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Government Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002

                                                                          VALUE
                                                                          (000)
----------------------------------------------------------------------------------
            TOTAL INVESTMENTS
              (Cost $5,066,984*)..............................   99.9%  $5,066,984
                                                                        ----------
            OTHER ASSETS AND LIABILITIES (NET)................    0.1%
            Cash.....................................................   $        4
            Interest receivable......................................       17,873
            Investment advisory fee payable..........................         (515)
            Administration fee payable...............................          (87)
            Shareholder servicing and distribution fees payable......         (929)
            Distributions payable....................................       (1,332)
            Payable for investment securities purchased..............       (7,999)
            Accrued Trustees' fees and expenses......................          (59)
            Accrued expenses and other liabilities...................         (919)
                                                                        ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET).................        6,037
                                                                        ----------
            NET ASSETS........................................  100.0%  $5,073,021
                                                                        ==========
            NET ASSETS CONSIST OF:
            Accumulated net realized gain on investments sold........   $       82
            Paid-in capital..........................................    5,072,939
                                                                        ----------
            NET ASSETS...............................................   $5,073,021
                                                                        ==========

                                                                          VALUE
----------------------------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($1,818,553,732 / 1,818,474,491 shares outstanding)......        $1.00
                                                                        ==========
            TRUST CLASS SHARES:
            ($289,252,087 / 289,206,289 shares outstanding)..........        $1.00
                                                                        ==========
            LIQUIDITY CLASS SHARES:
            ($164,295,479 / 164,246,225 shares outstanding)..........        $1.00
                                                                        ==========
            ADVISER CLASS SHARES:
            ($794,854,890 / 795,027,298 shares outstanding)..........        $1.00
                                                                        ==========
            INVESTOR CLASS SHARES:
            ($1,001,552,114 / 1,001,749,910 shares outstanding)......        $1.00
                                                                        ==========
            MARKET CLASS SHARES:
            ($561,082,412 / 561,000,010 shares outstanding)..........        $1.00
                                                                        ==========
            DAILY CLASS SHARES:
            ($317,286,721 / 317,230,094 shares outstanding)..........        $1.00
                                                                        ==========
            SERVICE CLASS SHARES:
            ($36,505,036 / 36,500,010 shares outstanding)............        $1.00
                                                                        ==========
            INVESTOR B SHARES:
            ($2,105,186 / 2,104,947 shares outstanding)..............        $1.00
                                                                        ==========
            INVESTOR C SHARES:
            ($981,920 / 981,860 shares outstanding)..................        $1.00
                                                                        ==========
            INSTITUTIONAL SHARES:
            ($86,551,262 / 86,527,505 shares outstanding)............        $1.00
                                                                        ==========

---------------

 *Aggregate cost for federal tax purposes.

 &Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2002.

&&Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.9%
            ALABAMA -- 1.6%
 $ 4,200    Birmingham, Alabama Medical Clinic Board Revenue,
              (Medical Advancement Foundation Project) Series 2000A,
              (Columbus Bank & Trust LOC), 1.660% 09/01/30**.........   $    4,200
   8,255    Birmingham, Alabama Private Educational Building
              Authority Revenue, (The Altamont School Project) Series
              1998, (AmSouth Bank of Alabama N.A. LOC), 1.580%
              04/01/13**.............................................        8,255
  20,000    Birmingham, East Alabama Medical Center East Special Care
              Facilities Financing Authority Revenue, Series 2001
              PT-569, (MBIA Insured, Merrill Lynch SBPA), 1.590%
              07/01/15**.............................................       20,000
     900    Phenix County, Alabama Industrial Development Board
              Environmental Improvement Revenue, (Mead Coated Board,
              Inc. Project) Series 1996, AMT, (Bayerische Hypotheken
              und Vereinsbank LOC), 1.410% 03/01/31**................          900
   1,500    West Jefferson, Alabama Industrial Development Board PCR,
              (Alabama Power Company Project), Series 1998, 1.450%
              06/01/28**.............................................        1,500
                                                                        ----------
                                                                            34,855
                                                                        ----------
            ALASKA -- 1.0%
  12,300    Alaska Industrial Development and Export Authority Exempt
              Facilities Revenue, (AMAX Gold, Inc. Project) Series
              1997, AMT, (Bank of Nova Scotia LOC), 1.580%
              05/01/09**.............................................       12,300
   9,250    Valdez, Alaska Marine Terminal Revenue Refunding, (Exxon
              Pipeline Company Project) Series 1993B, (Exxon
              Corporation Guarantee), 1.350% 12/01/33**..............        9,250
                                                                        ----------
                                                                            21,550
                                                                        ----------
            ARIZONA -- 1.1%
   5,200    Apache County, Arizona Industrial Development Authority
              IDR, (Tucson Electric Power Project) Series 1983C,
              (Societe Generale LOC), 1.500% 12/15/18**..............        5,200
   8,100    Coconino County, Arizona Pollution Control Corporation
              Revenue, (Arizona Public Service Company - Navajo
              Project) Series 1994A, AMT, (KBC Bank LOC), 1.550%
              10/01/29**.............................................        8,100

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            ARIZONA -- (CONTINUED)
 $ 3,100    Goodyear, Arizona Industrial Development Authority IDR,
              (Walle Corporation Project) Series 1995, AMT, (Bank One
              Kentucky, N.A. LOC), 1.600% 05/01/15**#................   $    3,100
   4,400    Maricopa County, Arizona Pollution Control Corporation
              PCR, (Arizona Public Service Company Project) Series
              1994C, (Toronto Dominion Bank LOC), 1.500%
              05/01/29**.............................................        4,400
   1,000    Pinal County, Arizona Industrial Development Authority
              PCR Refunding, (Magna Copper Company Project) Series
              1992, (Banque Nationale de Paris LOC), 1.450%
              12/01/11**.............................................        1,000
   2,550    Scottsdale, Arizona Industrial Development Authority
              Revenue, (Notre Dame Preparatory School Project) Series
              2001B, (Bank One Arizona, N.A. LOC), 1.550%
              05/01/21**.............................................        2,550
                                                                        ----------
                                                                            24,350
                                                                        ----------
            ARKANSAS -- 0.9%
  15,800    Clark County, Arkansas, Solid Waste Disposal Revenue,
              (Reynolds Metals Company Project) Series 1992, AMT,
              (SunTrust Bank, Atlanta LOC), 1.580% 08/01/22**........       15,800
   3,250    Lowell, Arkansas IDR, (Little Rock Newspapers, Inc.
              Project) Series 1996, AMT, (Bank of New York LOC),
              1.600% 06/01/31**#.....................................        3,250
                                                                        ----------
                                                                            19,050
                                                                        ----------
            CALIFORNIA -- 5.0%
   8,400    California Health Facilities Financing Authority Revenue,
              (Adventist Health Systems Project) Series 1998A, (MBIA
              Insured, California State Teachers Retirement SBPA),
              1.450% 09/01/28**......................................        8,400
  20,000    California Higher Education Loan Authority Inc., Student
              Loan Revenue Refunding, Series 1987B, (SLMA LOC),
              2.620% 07/01/02........................................       20,000
   1,500    California Pollution Control Financing Authority Solid
              Waste Disposal Revenue, (Shell Oil -- Martinez Refining
              Company Project) Series 1994A, AMT, (Shell Oil
              Insured), 1.450% 10/01/24**............................        1,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $15,000    California State, Revenue Anticipation Notes, Series
              2001A, 3.250% 06/28/02**...............................   $   15,053
   5,000    California State, Revenue Anticipation Notes, Series
              2001B, 1.680% 06/28/02**...............................        5,000
  30,000    California State, Revenue Anticipation Notes, Series
              2001C, 1.503% 06/28/02**...............................       30,000
  12,600    Los Angeles, California Regional Airports Improvement
              Corporation Terminal Facilities Revenue, (LAX Two
              Corporation - Los Angeles International Airport
              Project) Series 1989, AMT, (Societe Generale LOC),
              1.510% 12/01/25**......................................       12,600
   6,900    Los Angeles, California Water and Power Revenue, Series
              2001B-6, 1.450% 07/01/34**.............................        6,900
   8,000    Metropolitan Water District of Southern California
              Waterworks Revenue, Series 2001C-2, (LLoyds TSB Bank
              plc SBPA), 1.350% 07/01/36**...........................        8,000
                                                                        ----------
                                                                           107,453
                                                                        ----------
            COLORADO -- 1.7%
   2,155    Arapahoe County, Colorado Multi-Family Revenue Refunding,
              (Stratford Station Project) Series 1994, (FNMA
              Collateral Agreement), 1.500% 11/01/17**...............        2,155
   9,000    Colorado Educational and Cultural Facilities Authority
              Revenue, (Denver Museum Project) Series 2001, (Bank One
              Colorado N.A. LOC), 1.550% 11/01/21**..................        9,000
     690    Colorado Health Facilities Authority Revenue, (Goodwill
              Industries, Inc. Project) Series 1994, (Bank One of
              Colorado, N.A. LOC), 1.650% 12/01/04**#................          690
   5,070    Colorado Housing Finance Authority Multi-Family Revenue
              Refunding, (Coventry Village Project) Series 1996B,
              (FNMA Collateral Agreement), 1.450% 10/15/16**.........        5,070
   2,515    Colorado Post-Secondary Educational Facilities Authority
              Economic Development Revenue, (U.S. Swimming, Inc.
              Project) Series 1996, (Wells Fargo Bank N.A. LOC),
              1.650% 06/01/11**#.....................................        2,515
   3,400    Denver City and County, Colorado Airport Revenue, Series
              1992F, AMT, (Dexia Public Finance Bank SA LOC), 1.600%
              11/15/25**.............................................        3,400

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            COLORADO -- (CONTINUED)
 $ 4,825    Denver City and County, Colorado Airport Revenue, Series
              1992G, AMT, (Dexia Public Finance Bank SA LOC), 1.600%
              11/15/25**.............................................   $    4,825
     840    Larimer County, Colorado IDR Refunding, (Ultimate Support
              Systems Project) Series 1995A, (Bank One of Colorado,
              N.A. LOC), 1.650% 06/01/10**#..........................          840
   7,500    Pitkin County, Colorado IDR, (Aspen Skiing Company
              Project) Series 1984B, AMT, (First National Bank of
              Chicago LOC), 1.600% 04/01/14**#.......................        7,500
   1,700    Pitkin County, Colorado Industrial Development Authority
              Revenue Refunding, (Aspen Skiing Project) Series 1994A,
              (First National Bank of Chicago LOC), 1.450%
              04/01/16**#............................................        1,700
                                                                        ----------
                                                                            37,695
                                                                        ----------
            DELAWARE -- 4.9%
  35,000    Delaware State Economic Development Authority IDR, (Clean
              Power Project) Series 1997B, AMT, (Motiva Enterprises
              LLC Guarantee), 1.750% 08/01/29**......................       35,000
  50,000    Delaware State Economic Development Authority IDR, (Clean
              Power Project) Series 1997D, AMT, (Motiva Enterprises
              LLC Guarantee), 1.700% 08/01/29**......................       50,000
  15,000    Delaware State Economic Development Authority Revenue,
              (Hospital Billing and Collection Services, Inc.
              Project) Series 1985A, (AMBAC Insured, Morgan Stanley
              SBPA), 1.450% 12/01/15**...............................       15,000
   6,800    Delaware State Economic Development Authority Revenue,
              (Hospital Billing and Collection Services, Inc.
              Project) Series 1985C, (AMBAC Insured, Morgan Stanley
              SBPA), 1.450% 12/01/15**...............................        6,800
                                                                        ----------
                                                                           106,800
                                                                        ----------
            DISTRICT OF COLUMBIA -- 0.3%
   7,500    District of Columbia Enterprise Zone Revenue, (House on F
              Street Project) Series 2001, (Bank of New York LOC),
              1.600% 05/01/15**......................................        7,500
                                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            FLORIDA -- 5.9%
 $30,700    Broward County, Florida Port Facilities Revenue
              Refunding, (Port Everglades Project) Series 1998,
              (AMBAC Insured, Bank of Nova Scotia SBPA), 1.700%
              09/01/27**.............................................   $   30,700
  10,200    Collier County, Florida Industrial Development Authority
              Health Care Facilities Revenue, (Community Health Care
              Project) Series 1999A, (First Union National Bank LOC),
              1.700% 11/01/19**......................................       10,200
   4,255    Dade County, Florida Aviation Revenue, Series 1984A,
              (Morgan Guaranty Trust LOC), 1.510% 10/01/09**.........        4,255
   7,545    Florida Housing Finance Agency Multi-Family Housing
              Revenue, (Lakes of Northdale Project) Series 1984D,
              (SouthTrust Bank of Alabama LOC), 1.600% 06/01/07**....        7,545
   1,565    Fort Walton Beach, Florida IDR, (Burton Golf, Inc.
              Project) Series 1996, AMT, (Columbus Bank and Trust
              LOC), 1.800% 10/01/11**................................        1,565
   5,000    Jacksonville, Florida Hospital Revenue, (University
              Medical Center Project) Series 1989, (JP Morgan Chase
              LOC), 1.600% 02/01/19**................................        5,000
  34,700    Miami-Dade County, Florida Individual Development
              Authority Revenue, (Airis Miami LLC Project) Series
              1999A, AMT, (AMBAC Insured, Bayerische Landesbank
              SBPA), 1.650% 10/15/25**...............................       34,700
   8,860    Orange County, Florida Housing Financing Authority
              Multi-Family Revenue, (Falcon Trace Apartments Project)
              Series 1998D, AMT, (FNMA Collateral Agreement), 1.500%
              10/01/32**.............................................        8,860
   3,000    Palm Beach County, Florida Economic Development Revenue,
              (YMCA Boynton Beach Project) Series 1999, (SunTrust
              Bank of South Florida LOC), 1.500% 01/01/24**#.........        3,000
   8,160    Palm Beach County, Florida Multi-Family Housing Finance
              Authority Revenue, (Clear Lake Colony Apartments
              Project) Series 2000PA-1240, (Merrill Lynch Guarantee,
              Merrill Lynch SBPA), 1.710% 09/15/02**#@@..............        8,160
     750    Sunshine State Governmental Financing Commission, (Bank
              of Nova Scotia LOC), 1.250% 04/01/02...................          750
   7,250    Sunshine State Governmental Financing Commission, (Bank
              of Nova Scotia LOC), 1.350% 06/07/02...................        7,250

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 5,000    Sunshine State Governmental Financing Commission, Florida
              Revenue, Series 1986, (AMBAC Insured, Dexia Public
              Finance Bank SA, SBPA), 1.500% 07/01/16**..............   $    5,000
                                                                        ----------
                                                                           126,985
                                                                        ----------
            GEORGIA -- 6.5%
   4,200    Bartow County, Georgia Development Authority PCR,
              (Georgia Power Company - Bowden Project) Series 1998,
              1.500% 03/01/24**......................................        4,200
   2,000    Bartow County, Georgia Development Authority PCR,
              (Georgia Power Company - Bowen Project) Series 1996,
              1.450% 06/01/23**......................................        2,000
  16,400    Burke County, Georgia Development Authority PCR, (Georgia
              Power Company - Plant Vogtle Project) Series 1996,
              1.500% 09/01/26**......................................       16,400
   2,900    Burke County, Georgia Development Authority PCR, (Georgia
              Power Company - Vogtle Project) Series 1994, 1.500%
              07/01/24**.............................................        2,900
  11,700    Burke County, Georgia Development Authority PCR, (Georgia
              Power Company - Vogtle Project) Series 1995, 1.500%
              04/01/25**.............................................       11,700
   3,945    Clayton County, Georgia Housing Authority Multi-Family
              Housing Revenue Refunding, (Ten Oaks Apartments
              Project) Series 1990F, (FSA Insured, Societe Generale
              SBPA), 1.500% 01/01/21**...............................        3,945
   1,800    Cobb County, Georgia Development Authority Revenue
              Refunding, (Highlands Park Associates Project) Series
              1998, (SunTrust Bank LOC), 1.500% 08/01/08**#..........        1,800
   1,405    Cobb County, Georgia IDR, (Datagraphic Inc. Project)
              Series 1990, AMT, (SouthTrust Bank of Alabama LOC),
              1.730% 05/01/05**......................................        1,405
   1,700    Cobb County, Georgia Residential Care Facilities for the
              Elderly Authority Revenue Refunding, (Presbyterian
              Village Austell Project) Series 1998, (SunTrust Bank
              LOC), 1.500% 08/01/15**#...............................        1,700
  10,000    Columbus, Georgia Hospital Authority Revenue, (St.
              Francis Hospital Inc., Project) Series 2000A, (Columbus
              Bank & Trust LOC), 1.630% 01/01/31**...................       10,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 7,500    DeKalb County, Georgia Development Authority IDR, (The
              Paideia School Inc. Project) Series 2000, (SunTrust
              Bank LOC), 1.500% 02/01/20**#..........................   $    7,500
   3,000    DeKalb County, Georgia Development Authority Revenue,
              (Marist School, Inc. Project) Series 1999, (SunTrust
              Bank LOC), 1.500% 03/01/24**#..........................        3,000
   2,050    DeKalb County, Georgia Housing Authority Multi-Family
              Housing Revenue Refunding, (Camden Brook Project)
              Series 1995, (FNMA Collateral Agreement), 1.500%
              06/15/25**.............................................        2,050
   1,400    DeKalb County, Georgia Housing Authority Multi-Family
              Housing Revenue, (Cedar Creek Apartments Project)
              Series 1995, AMT, (GE Capital Corporation Guarantee),
              1.650% 12/01/20**#.....................................        1,400
   4,800    DeKalb County, Georgia Housing Authority Multi-Family
              Housing Revenue, (Crow Wood Arbor Associates, Ltd.
              Project) Series 1985, (Wachovia Bank of North Carolina,
              N.A. LOC), 1.500% 12/01/07**#..........................        4,800
   5,430    DeKalb County, Georgia Housing Authority Multi-Family
              Housing Revenue, (Haystack Apartments Project) Series
              1995, AMT, (GE Capital Corporation Guarantee), 1.650%
              12/01/20**#............................................        5,430
   7,475    DeKalb County, Georgia Housing Authority Multi-Family
              Housing Revenue, (Stone Mill Run Apartments Project)
              Series 1995A, AMT, (First Tennessee Bank, N.A. LOC),
              1.650% 08/01/27**......................................        7,475
   3,000    Fulton County, Georgia Development Authority Revenue,
              (Lovett School Project) Series 1997, (SunTrust Bank
              LOC), 1.500% 04/01/17**#...............................        3,000
   3,000    Marietta, Georgia Housing Authority Multi-Family Revenue,
              (Winterset Apartments Project) Series 1996P, (FNMA
              Collateral Agreement), 1.500% 02/01/26**...............        3,000
  13,700    Putnam County, Georgia Development Authority PCR,
              (Georgia Power Company Plant Project) Series 1997-2,
              1.500% 09/01/29**......................................       13,700

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$ 11,700    Richmond County, Georgia Development Authority Solid
              Waste Disposal Revenue, (Evergreen Nylon Project)
              Series 1999, AMT, (ABN AMRO N.V.), 1.500% 07/01/32**...   $   11,700
   9,400    Richmond County, Georgia Hospital Authority Revenue
              Anticipation Certificates, (University Health Services,
              Inc. Project) Series 1999, (SunTrust Bank LOC), 1.500%
              01/01/19**.............................................        9,400
   4,000    Roswell, Georgia Housing Authority Multi-Family Housing
              Revenue, (Azalea Park Apartments Project) Series 1996,
              (FNMA Collateral Agreement), 1.500% 06/15/25**.........        4,000
   7,000    Smyrna, Georgia Housing Authority Multi-Family Housing
              Revenue, (Hills of Post Village Series Project) Series
              1995, (FNMA Collateral Agreement), 1.450%
              06/01/25**#............................................        7,000
                                                                        ----------
                                                                           139,505
                                                                        ----------
            IDAHO -- 1.0%
  20,795    Idaho Housing and Finance Association, Series 1998
              PT-173, AMT, (Commerzbank AG SBPA), 1.630%
              07/01/29**##...........................................       20,795
                                                                        ----------
            ILLINOIS -- 7.8%
   2,100    Chicago, Illinois Airport Special Facilities Revenue,
              (Centerpoint O'Hare Project) Series 1997, AMT, (First
              National Bank of Chicago LOC), 1.650% 09/01/32**#......        2,100
   8,800    Chicago, Illinois Midway Airport Revenue, Second Lien,
              Series 1998B, AMT, (MBIA Insured, Commerzbank Liquidity
              Facility), 1.550% 01/01/29**...........................        8,800
   1,000    Chicago, Illinois O'Hare International Airport Revenue,
              (General Airport Project) Second Lien, Series 1984A,
              (Societe Generale LOC), 1.440% 01/01/15**..............        1,000
   1,170    Chicago, Illinois O'Hare International Airport Revenue,
              (General Airport Project) Second Lien, Series 1994C,
              (Societe Generale LOC), 1.450% 01/01/18**..............        1,170
  10,000    Chicago, Illinois, GO Limited Notes, (Landesbank
              Hessen-Thueringen LOC), 1.750% 01/08/04**..............       10,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 4,145    Elmhurst, Illinois Hospital Revenue, (Joint Commission
              Accreditation Healthcare Project) Series 1988, (Dexia
              Public Finance Bank SA LOC), 1.450% 07/01/18**.........   $    4,145
   4,100    Illinois Development Finance Authority IDR, (Randolph
              Pickle Corporation Project) Series 1992, AMT, (American
              National Bank & Trust Company LOC), 1.700%
              06/01/12**.............................................        4,100
   2,800    Illinois Development Finance Authority IDR, (Unique
              Building Corporation Project) Series 1989, AMT,
              (American National Bank & Trust Company LOC), 1.700%
              05/01/19**.............................................        2,800
   5,100    Illinois Development Finance Authority IDR, (WM Plastics
              Project) Series 2001, AMT, (LaSalle Bank, N.A. LOC),
              1.580% 08/01/26**......................................        5,100
   4,400    Illinois Development Finance Authority Revenue, (Chicago
              Symphony Orchestra -- Orchestral Association Project)
              Series 1994, (Northern Trust Company LOC), 1.400%
              12/01/28**.............................................        4,400
   1,800    Illinois Development Finance Authority Revenue, (Park
              Ridge Youth Campus Project) Series 1998, (Northern
              Trust Company LOC), 1.550% 09/01/18**#.................        1,800
   5,000    Illinois Development Finance Authority Revenue, (Solomon
              Schechter Day School Project) Series 2001, (LaSalle
              Bank, N.A. LOC), 1.500% 04/01/21**.....................        5,000
   5,400    Illinois Educational Facilities Authority Revenue,
              (Chicago Historical Society Project) Series 1985,
              (Northern Trust Company LOC), 1.500% 12/01/25**#.......        5,400
   4,000    Illinois Educational Facilities Authority Revenue,
              (DePaul University Project) Series 1992CP-1, (Northern
              Trust Company LOC), 1.500% 04/01/26**..................        4,000
   1,400    Illinois Educational Facilities Authority Revenue,
              (Northwestern University Project) Series 1985, (First
              National Bank of Chicago SBPA), 1.550% 12/01/25**......        1,400
  10,000    Illinois Health Facilities Authority Revenue, (Evanston
              Northwestern Healthcare Corporation Project) Series
              1985B,
              1.850% 08/15/15**......................................       10,000

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$ 23,000    Illinois Health Facilities Authority Revenue, (Evanston
              Northwestern Healthcare Corporation Project) Series
              1988,
              1.350% 08/29/02**......................................    $  23,000
  37,000    Illinois Health Facilities Authority Revenue, (Evanston
              Northwestern Healthcare Corporation Project) Series
              1990A,
              2.650% 07/31/02**......................................       37,000
   5,000    Illinois Health Facilities Authority Revenue, (Evanston
              Northwestern Healthcare Corporation LOC),
              1.300% 05/02/02**......................................        5,000
   4,995    Illinois Sports Facilities Authority, Series 2000A-36,
              AMT, (MBIA Insured, First Union National Bank SBPA),
              1.680% 06/15/04**#.....................................        4,995
   1,600    Illinois State Development Finance Authority Economic
              Development Revenue, (Addison 450 LP Project) Series
              1989, AMT, (American National Bank & Trust Company
              LOC),
              1.650% 12/01/09**......................................        1,600
   1,500    Lombard Village, Illinois Industrial Projects Revenue
              Refunding, (B&H Partnership Project) Series 1995,
              (LaSalle Bank, N.A. LOC),
              1.850% 10/01/13**......................................        1,500
   3,900    Madison County, Illinois Environmental Improvement
              Revenue, (Shell Oil Company Project) Series 1997A, AMT,
              1.600% 03/01/33**......................................        3,900
   9,200    Orland Park, Illinois IDR, (Panduit Corporation Project)
              Series 1996, AMT, (Wachovia Bank of Georgia LOC),
              1.650% 04/01/31** #....................................        9,200
   3,670    Palos Hills, Illinois Multi-Family Housing Revenue,
              (Green Oaks Project) Series 1998, AMT, (FNMA Collateral
              Agreement),
              1.600% 08/01/29**#.....................................        3,670
   3,050    Will-Kankakee, Illinois Regional Development Authority
              IDR, (Unimast, Inc. Project) Series 2000, AMT,
              (Citibank, N.A. LOC),
              1.650% 06/01/30**......................................        3,050
   5,000    Woodford County, Illinois Industrial Development
              Authority IDR, (Parsons Company, Inc. Project) Series
              1998, AMT, (Bank One Illinois, N.A. LOC),
              1.800% 03/01/13**#.....................................        5,000
                                                                        ----------
                                                                           169,130
                                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            INDIANA -- 2.7%
 $10,000    Indiana Health Facilities Financing Authority Hospital
              Revenue, (Clarian Health Obligations Group Project)
              Series 2000B, (Chase Manhattan Bank SBPA),
              1.460% 03/01/30**......................................   $   10,000
   9,800    Indiana Health Facilities Financing Authority Hospital
              Revenue, (Clarian Health Obligations Group Project)
              Series 2000C, (Westdeutsche Landesbank Girozentrale
              SBPA),
              1.400% 03/01/30**......................................        9,800
   2,400    Indiana Health Facilities Financing Authority Hospital
              Revenue, (Deaconess Hospital Inc. Project) Series 1992,
              (First National Bank of Chicago LOC),
              1.450% 01/01/22**......................................        2,400
   1,455    Indiana Health Facilities Financing Authority Revenue
              Refunding, (Cardinal Center, Inc. Project) Series
              1996A, (Key Bank, N.A. LOC),
              1.600% 12/01/16**#.....................................        1,455
  20,000    Indiana Health Facilities Financing Authority, Revenue,
              Series 2001GP-A-3, Mandatory Put 03/04/03,
              1.800% 11/15/36**......................................       20,000
   2,700    Indianapolis, Indiana Economic Development Revenue,
              (Edgcomb Metals Company Project) Series 1983, (Wells
              Fargo Bank LOC),
              1.500% 12/01/08**......................................        2,700
   2,900    Rockport, Indiana PCR, (Indiana and Michigan Electric
              Company Project) Series 1985A, (UBS AG LOC),
              1.550% 08/01/14**#.....................................        2,900
   6,300    Washington County, Indiana Industrial Economic
              Development Revenue, (Frank Miller Lumber Company
              Project) Series 2001, (National City Bank of Indiana
              LOC),
              1.800% 08/01/16**......................................        6,300
   3,100    Whiting, Indiana Sewer and Solid Waste Disposal Revenue,
              (Amoco Oil Company Project) Series 1996, AMT, (BP Amoco
              plc Guarantee),
              1.600% 01/01/26**......................................        3,100
                                                                        ----------
                                                                            58,655
                                                                        ----------
            IOWA -- 0.8%
   4,700    Iowa State Finance Authority IDR, (Sauer-Sundstrand
              Company Project) Series 1996, AMT, (Bayerische
              Hypotheken und Vereinsbank LOC),
              1.600% 05/01/26**#.....................................        4,700
   6,500    Iowa State School Cash Anticipation Program, Series
              2002B, (FSA State Aid Withholding),
              2.250% 01/30/03........................................        6,524

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            IOWA -- (CONTINUED)
 $ 5,000    Iowa State TRAN, GO, Series 2001,
              3.000% 06/27/02........................................   $    5,014
   2,000    Iowa, Higher Education Loan Authority Revenue, RAN,
              (Morningside College) Series 2001K, (Firstar Bank LOC),
              3.750% 05/23/02........................................        2,002
                                                                        ----------
                                                                            18,240
                                                                        ----------
            KANSAS -- 0.9%
   5,400    Fredonia, Kansas, Revenue, (Systech Environmental
              Corporation Project) Series 1989, AMT, (Banque
              Nationale de Paris LOC),
              1.600% 02/01/07**......................................        5,400
   4,000    Junction City, Kansas IDR, (Genmar Manufacturing Project)
              Series 1999, AMT, (Bank of New York LOC),
              1.600% 04/01/19**#.....................................        4,000
   9,600    Kansas State Development Finance Authority Exempt
              Facilities Revenue, (Seaboard Project) Series 1995A,
              AMT, (Bank of New York LOC),
              1.600% 12/01/25**#.....................................        9,600
                                                                        ----------
                                                                            19,000
                                                                        ----------
            KENTUCKY -- 2.6%
   8,000    Campbellsville-Taylor County, Kentucky IDR, (Airguards
              Industrial Inc. Project), AMT, (Northern Trust Company
              LOC), 1.550% 05/01/31**................................        8,000
   5,000    Carroll County, Kentucky IDR, (Kentucky Ladder Company
              Project) Series 1990, AMT, (Bankers Trust Company LOC),
              1.900% 09/01/10**......................................        5,000
   5,000    Daviess County, Kentucky Health Care Revenue, (Wendell
              Fosters Campus for Development Project) Series 2001,
              (National City Bank, Kentucky LOC),
              1.600% 05/01/21**......................................        5,000
     600    Hopkinsville, Kentucky Industrial Building Revenue,
              (Brazeway, Inc. Project) Series 1994, AMT, (Bank One
              Michigan, N.A. LOC),
              1.800% 06/01/04**#.....................................          600
     774    Jefferson County, Kentucky IDR, (Belknap, Inc. Project)
              Series 1984, (National City Bank, Kentucky LOC),
              1.450% 12/01/14**#.....................................          774
   1,175    Jefferson County, Kentucky Industrial Building Revenue,
              (Seven Counties Services, Inc. Project) Series 1996,
              (Bank One of Kentucky, N.A. LOC),
              1.650% 06/01/11**#.....................................        1,175
     750    Jeffersontown, Kentucky Industrial Building Revenue,
              (Rague Food Systems, Inc. Project) Series 1995, AMT,
              (PNC Bank, N.A. LOC),
              1.600% 04/01/20**#.....................................          750

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            KENTUCKY -- (CONTINUED)
 $ 5,500    Lexington-Fayette County, Kentucky Urban County Airport
              Corporation Revenue, (First Mortgage Project) Series
              1994A, AMT, (Dexia Public Finance Bank SA LOC),
              1.600% 04/01/24**......................................   $    5,500
   2,600    Lexington-Fayette County, Kentucky Urban County Airport
              Corporation Revenue, (First Mortgage Project) Series
              1994B, AMT, (Dexia Public Finance Bank SA LOC),
              1.600% 04/01/24**......................................        2,600
   4,790    Louisville and Jefferson County, Kentucky Convention
              Center GO, Series 1996PT-69, (FSA Insured, Merrill
              Lynch SBPA),
              1.570% 07/01/24**##....................................        4,790
  10,635    Louisville and Jefferson County, Kentucky Regional
              Airport Authority Airport Systems Revenue BAN, Series
              1997AA-1, AMT, (National City Bank of Kentucky LOC),
              1.550% 06/30/02**......................................       10,635
   8,000    Warren County, Kentucky Hospital Facility Revenue,
              (Bowling Green-Warren County Project) Series 2001,
              (Bank One Kentucky, N.A. LOC),
              1.550% 08/01/31**......................................        8,000
   4,250    Wickliffe, Kentucky PCR & Solid Waste Disposal Revenue,
              (Westvaci Corporation Project) Series 2001, (SunTrust
              Bank LOC),
              1.500% 01/01/09**......................................        4,250
                                                                        ----------
                                                                            57,074
                                                                        ----------
            LOUISIANA -- 1.5%
   1,600    Ascension Parish, Louisiana PCR, (Shell Oil Company
              Project) Series 1993,
              1.500% 09/01/23**......................................        1,600
   2,900    Calcasieu Parish Inc., Louisiana Industrial Development
              Board Environmental Revenue, (Citgo Petroleum
              Corporation Project) Series 1994, AMT, (Banque
              Nationale de Paris LOC),
              1.600% 12/01/24**......................................        2,900
   2,000    Calcasieu Parish Inc., Louisiana Industrial Development
              Board Environmental Revenue, (Citgo Petroleum
              Corporation Project) Series 1996-2, AMT, (Westdeutsche
              Landesbank LOC),
              1.600% 07/01/26**......................................        2,000
   5,100    Calcasieu Parish Inc., Louisiana Industrial Development
              Board Revenue, (Hydroserve Westlake Project) Series
              1999, AMT, (Bank One Chicago, N.A. LOC),
              1.600% 12/01/24**......................................        5,100

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            LOUISIANA -- (CONTINUED)
 $ 1,000    East Baton Rouge Parish, Louisiana PCR Refunding, (Exxon
              Project) Series 1993, (Exxon Guarantee),
              1.450% 03/01/22**......................................   $    1,000
  11,250    Lake Charles, Louisiana Harbor and Terminal District
              Revenue, (Port Improvement Project) Series 1994, AMT,
              (Credit Local de France LOC),
              1.550% 01/01/19**......................................       11,250
   9,000    South Louisiana Port Commission Facilities Port Revenue,
              (Holnam, Inc. Project) Series 1997, AMT, (Wachovia
              Bank, N.A. LOC),
              1.580% 01/01/27**#.....................................        9,000
                                                                        ----------
                                                                            32,850
                                                                        ----------
            MAINE -- 0.3%
   6,600    Maine Public Utility Financing Bank Public Utility
              Revenue Refunding, (Maine Public Service Company
              Project) Series 1996, AMT, (Bank of New York LOC),
              1.600% 04/01/21**......................................        6,600
                                                                        ----------
            MARYLAND -- 0.5%
   2,500    Baltimore County, Maryland Economic Development Revenue,
              (Notre Dame Preparatory School Inc. Project) Series
              1998, (Crestar Bank LOC),
              1.500% 06/01/24**#.....................................        2,500
   5,455    Maryland State Industrial Development Finance Authority
              Economic Development Revenue, (General Binding
              Corporation Project) Series 1996, AMT, (Harris Trust &
              Savings Bank LOC),
              1.650% 03/01/26**#.....................................        5,455
   2,300    Maryland State Industrial Development Finance Authority
              Revenue, (Rock-Tenn Converting Company Project) Series
              1994, AMT, (SunTrust Bank LOC),
              1.600% 05/01/06**#.....................................        2,300
                                                                        ----------
                                                                            10,255
                                                                        ----------
            MICHIGAN 0.5%
   1,000    Delta County, Michigan Economic Development Corporation
              Environmental Improvement Revenue, (Mead
              Corporation - Escanaba Paper Project) Series 1985E,
              (Bank of Nova Scotia LOC),
              1.500% 12/01/23**......................................        1,000
   4,250    Michigan, Municipal Bond Authority, Revenue, Series
              2002A,
              2.250% 08/21/02........................................        4,266

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
 $ 4,400    University of Michigan Hospital Revenue Refunding,
              (University of Michigan Hospitals Project) Series
              1992A,
              1.450% 12/01/19**......................................   $    4,400
     605    University of Michigan Hospital Revenue, (University of
              Michigan Medical Service Plan Project) Series 1998A-1,
              1.450% 12/01/21**......................................          605
                                                                        ----------
                                                                            10,271
                                                                        ----------
            MINNESOTA -- 0.4%
   1,600    Minneapolis, Minnesota GO, (Bayerische Hypotheken und
              Vereinsbank SBPA),
              1.400% 12/01/18**......................................        1,600
   6,160    Minneapolis, Minnesota Housing Development Revenue
              Refunding, (Symphony Place Project) Series 1988, (FHLMC
              Guarantee),
              1.450% 12/01/14**......................................        6,160
                                                                        ----------
                                                                             7,760
                                                                        ----------
            MISSISSIPPI -- 0.2%
   1,985    Jackson City, Mississippi PCR Refunding, (Chevron USA
              Inc. Project) Series 1992,
              1.350% 12/01/16**......................................        1,985
   1,100    Mississippi Business Finance Corporation IDR, (Choctaw
              Maid Farms, Inc. Project) Series 1995, AMT, (Rabobank
              Nederland LOC),
              1.600% 03/01/10**#.....................................        1,100
   1,200    Mississippi Business Finance Corporation, (Trilogy
              Communications Project) Series 1995, AMT, (First Union
              National Bank LOC),
              1.600% 06/01/05**#.....................................        1,200
                                                                        ----------
                                                                             4,285
                                                                        ----------
            MISSOURI -- 1.0%
   5,500    Kansas City, Missouri Industrial Development Authority
              (MidAmerica Health Services Project) Series 1984,
              (Mellon Bank, N.A. LOC),
              1.580% 12/01/14**......................................        5,500
   8,500    Missouri State Development Finance Board Lease Revenue,
              (Missouri Association of Utilities Lease Pool Project)
              Series 1999, (TransAmerica Life and Annuity Guarantee),
              1.570% 12/01/22**......................................        8,500
   2,000    Missouri State Health and Educational Facilities
              Authority Educational Facilities Revenue, (Washington
              University Project) Series 2000B, (Morgan Guaranty
              LOC),
              1.500% 03/01/40**......................................        2,000

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            MISSOURI -- (CONTINUED)
 $ 6,100    Missouri State Health and Educational Facilities
              Authority, Health Facilities Revenue Refunding,
              (Sisters of Mercy Health Care System Project) Series
              1992B, (ABN AMRO N.V., Chicago SBPA, West Landesbank
              SBPA, Dexia Credit Local de France SBPA),
              1.450% 06/01/14**......................................   $    6,100
                                                                        ----------
                                                                            22,100
                                                                        ----------
            NEBRASKA -- 1.5%
   5,780    Lancaster County, Nebraska IDR, (Garner Industries, Inc.
              Project) Series 2000A, AMT, (Wells Fargo Bank, N.A.
              LOC),
              1.680% 11/01/20**......................................        5,780
   6,275    Nebraska Help Inc. Student Loan Revenue, Series 1986A,
              AMT, (MBIA Insured),
              1.550% 12/01/16**......................................        6,275
   9,695    Nebraska Help Inc. Student Loan Revenue, Series 1986B,
              AMT, (MBIA Insured),
              1.550% 12/01/16**......................................        9,695
   4,100    Nebraska Help Inc. Student Loan Revenue, Series 1986C,
              AMT, (MBIA Insured),
              1.550% 12/01/16**......................................        4,100
   5,645    Nebraska Public Water District Revenue, Series 2001
              PA-869R, (Merrill Lynch SBPA, Escrowed in US
              Treasuries),
              1.570% 01/01/15**......................................        5,645
                                                                        ----------
                                                                            31,495
                                                                        ----------
            NEVADA -- 3.0%
  21,150    Clark County, Nevada Airport Revenue, Series 1998B, AMT,
              (MBIA Insured, Westdeutsche Landesbank SBPA),
              1.500% 07/01/28**......................................       21,150
  19,400    Clark County, Nevada IDR, (Nevada Cogeneration
              Association I Project) Series 1990, AMT, (Canadian
              Imperial Bank of Commerce LOC),
              1.550% 11/01/20**......................................       19,400
   7,500    Clark County, Nevada IDR, (Nevada Cogeneration
              Association I Project) Series 1991, AMT, (Canadian
              Imperial Bank of Commerce LOC),
              1.550% 11/01/21**......................................        7,500
  10,700    Clark County, Nevada IDR, (Nevada Cogeneration
              Association II Project) Series 1992, AMT, (ABN AMRO
              Bank, N.V. LOC),
              1.600% 12/01/22**......................................       10,700

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            NEVADA -- (CONTINUED)
 $ 5,500    Nevada Housing Division Multi-Unit Housing Revenue,
              (Studio 3 LP Project), Series 1999A, AMT, (US Bank,
              N.A. LOC),
              1.600% 10/01/30**......................................   $    5,500
                                                                        ----------
                                                                            64,250
                                                                        ----------
            NEW MEXICO -- 0.7%
   5,900    Dona Ana County, New Mexico IDR, (Foamex Products, Inc.
              Project) Series 1985, (Bank of Nova Scotia LOC),
              1.450% 11/01/13**#.....................................        5,900
  10,000    New Mexico State, GO, TRAN, Series 2001,
              4.000% 06/28/02........................................       10,032
                                                                        ----------
                                                                            15,932
                                                                        ----------
            NEW YORK -- 3.3%
   4,000    New York City Transitional Finance Authority, Revenue,
              (New York City Recovery Notes Project) Series 2001A,
              3.250% 10/02/02........................................        4,022
  38,500    New York City, New York Transitional Finance Authority
              Revenue, Series 2002-4,
              2.500% 02/26/03........................................       38,782
   4,600    New York State Housing Finance Agency Revenue, Series
              2002A, AMT, (Bayerische Hypotheken und Vereinsbank
              LOC),
              1.350% 11/01/33**......................................        4,600
  10,000    New York, New York GO, RAN, Series 2001A,
              3.000% 04/12/02........................................       10,004
   1,000    New York, New York GO, Series 1992A,
              6.500% 08/01/14**......................................        1,032
   2,200    New York, New York GO, Series 1992B, (FGIC Insured, FGIC
              SBPA),
              1.400% 10/01/22**......................................        2,200
   1,085    New York, New York GO, Series 1993B-2, (Morgan Guaranty
              Trust LOC),
              1.400% 08/15/19**......................................        1,085
   4,000    New York, New York GO, Series 1993E-2, (Morgan Guaranty
              Trust LOC),
              1.400% 08/01/21**......................................        4,000
   4,415    New York, New York GO, Series 1994B-6, (MBIA Insured,
              Bank of Nova Scotia SBPA),
              1.400% 08/15/05**......................................        4,415
   1,105    New York, New York GO, Series 1993B-2, (Morgan Guaranty
              Trust LOC),
              1.400% 08/15/18**......................................        1,105
                                                                        ----------
                                                                            71,245
                                                                        ----------

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            NORTH CAROLINA -- 2.1%
 $ 2,080    Iredell County, North Carolina Industrial Facilities and
              Pollution Control Financing Authority Revenue,
              (Sullivan Corporation Project) Series 1996, AMT, (Bank
              One Milwaukee, N.A. LOC),
              1.800% 01/01/11**#.....................................   $    2,080
  11,180    Mecklenburg County, North Carolina GO, Series 2000PA-710,
              (Merrill Lynch SBPA),
              1.480% 04/01/10**#.....................................       11,180
   1,600    Mecklenburg County, North Carolina Industrial Facilities
              and Pollution Control Financing Authority Revenue,
              (Sterigenics International Project) Series 1996, AMT,
              (American National Bank & Trust LOC),
              1.600% 03/01/16**#.....................................        1,600
   9,400    North Carolina Medical Care Community Health Care
              Facilities Revenue, (Randolph Hospital Inc. Project),
              Series 1999, (Wachovia Bank, N.A. LOC),
              1.500% 03/01/24**#.....................................        9,400
   5,000    North Carolina Medical Care Community Health Care
              Facilities Revenue, (Rutherford Hospital Inc. Project)
              Series 2001, (Branch Banking & Trust LOC),
              1.550% 09/01/21**......................................        5,000
   2,900    North Carolina State Port Authority Exempt Facilities
              Revenue, (Wilmington Bulk LLC Project) Series 2001A,
              AMT, (Branch Banking & Trust LOC),
              1.700% 09/01/22**......................................        2,900
   5,100    North Carolina State Port Authority Exempt Facilities
              Revenue, (Wilmington Bulk LLC Project) Series 2001B,
              AMT, (Branch Banking & Trust LOC),
              1.700% 09/01/22**......................................        5,100
   8,500    Robeson County, North Carolina Industrial Facilities PCR
              Financing Authority Revenue, (Culp Inc. Project) Series
              1997, AMT, (Wachovia Bank of North Carolina, N.A. LOC),
              1.650% 06/01/14**#.....................................        8,500
                                                                        ----------
                                                                            45,760
                                                                        ----------
            OHIO -- 1.7%
     880    Centerville, Ohio Health Care Revenue, (Bethany Lutheran
              Village Hospital Project) Series 1994, (PNC Bank of
              Ohio, N.A. LOC),
              1.500% 11/01/13**#.....................................          880
   5,000    Clinton County, Ohio Airport Facilities Revenue
              Refunding, (Wilmington Air Park, Inc. Project) Series
              1991, (Wachovia Bank of North Carolina, N.A. LOC),
              1.500% 06/01/11**#.....................................        5,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            OHIO -- (CONTINUED)
 $   725    Greene County, Ohio IDR, (FC Ltd. - AFC Stamping Project)
              Series 1995, AMT, (Key Bank, N.A. LOC),
              1.750% 09/01/16**#.....................................   $      725
   7,900    Lucas County, Ohio Facilities Improvement Revenue,
              (Toledo Zoological Society Project) Series 1997, (Key
              Bank, N.A. LOC),
              1.500% 10/01/05**#.....................................        7,900
   1,540    Lucas County, Ohio IDR, (Dynamic Dies, Inc. Project)
              Series 1997, AMT, (National City Bank LOC),
              1.750% 07/01/09**......................................        1,540
   2,179    Ohio Housing Finance Agency Multi-Family Housing Revenue,
              (Kenwood Congregation -- Retirement Project) Series
              1985, (Morgan Guaranty Trust LOC),
              1.250% 12/01/15**......................................        2,179
   2,000    Ohio State Water Development Authority Solid Waste
              Disposal Revenue, (The Timken Company Project) Series
              1997, AMT, (Wachovia Bank of North Carolina, N.A. LOC),
              1.550% 07/01/32**......................................        2,000
     750    Summit County, Ohio IDR, (Oliver Printing Company, Inc.
              Project) Series 1997, AMT, (Bank One of Akron, N.A.
              LOC),
              1.800% 02/01/07**#.....................................          750
  15,800    Toledo-Lucas County, Ohio Port Authority Airport
              Development Revenue, (Flightsafety International, Inc.
              Project) Series 1998-1, AMT, (OBH Guarantee), 1.570%
              01/01/18**#............................................       15,800
   1,020    Toledo-Lucas County, Ohio Port Authority Facilities
              Improvement Revenue, (YMCA of Greater Toledo Project)
              Series 1996, (Fifth Third Bank of Northwestern Ohio
              LOC),
              1.650% 12/01/21**#.....................................        1,020
                                                                        ----------
                                                                            37,794
                                                                        ----------
            OKLAHOMA -- 2.3%
   6,500    Creek County, Oklahoma Industrial Authority Revenue,
              (Henry Vogt Machine Company Project) Series 1990, AMT,
              (Fifth Third Bank, N.A. LOC),
              1.650% 08/01/13**......................................        6,500
   6,000    Muskogee City and County, Oklahoma Port Authority IDR,
              (Metals USA, Inc. Project) Series 1998, AMT, (Bank One
              Texas, N.A. LOC),
              1.800% 05/01/23**#.....................................        6,000
  10,000    Oklahoma Development Finance Authority Revenue, (Seabrook
              Farms Inc. Project) Series 1997, AMT, (Bank of New York
              LOC),
              1.600% 03/01/27**#.....................................       10,000

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            OKLAHOMA -- (CONTINUED)
 $ 4,625    Oklahoma Housing Finance Agency Single Family Revenue,
              (Homeownership Loan Program) Series 2001PT-1288, AMT,
              (GNMA Collateral, Merrill Lynch SBPA),
              1.630% 09/01/29**#.....................................   $    4,625
  21,910    Payne County, Oklahoma Economic Development Authority
              Revenue, (Collegiate Housing Foundation Project) Series
              2000A, (First Union National Bank LOC),
              1.750% 06/01/30**......................................       21,910
                                                                        ----------
                                                                            49,035
                                                                        ----------
            OREGON -- 1.1%
  20,000    Multnomah County, Oregon GO, TRAN, Series 2001,
              3.500% 06/28/02........................................       20,042
   4,400    Washington County, Oregon Housing Authority Multi-Family
              Housing Revenue, (Cedar Mill Project) Series 1995, AMT,
              (Bank of Nova Scotia LOC),
              1.650% 09/01/25**#.....................................        4,400
                                                                        ----------
                                                                            24,442
                                                                        ----------
            PENNSYLVANIA -- 1.8%
   9,400    Allegheny County, Pennsylvania Port Authority, Grant
              Anticipation Notes, Series 2001, (PNC Bank N.A. LOC),
              3.500% 06/28/02........................................        9,419
   2,170    Elk County, Pennsylvania Industrial Development Authority
              Revenue, (Clarion Sintered Metals Project)
              Series 1998, AMT, (PNC Bank, N.A. LOC),
              1.600% 03/01/09**#.....................................        2,170
   6,270    Hatfield Township, Pennsylvania Industrial Development
              Authority Revenue, (H&N Packaging Project) Series
              1999A, AMT, (Commerzbank AG LOC),
              1.600% 04/01/19**#.....................................        6,270
   1,000    Pennsylvania Economic Development Financing Authority
              Development Revenue, (Pennsylvania Bar Institute
              Project) Series 1996B, AMT, (PNC Bank, N.A. LOC),
              1.500% 04/01/15**#.....................................        1,000
   3,500    Pennsylvania Economic Development Financing Authority
              Exempt Facilities Revenue, (Amtrak Project)
              Series 2001B, AMT, (Morgan Guaranty Trust LOC),
              Mandatory Put 11/01/01,
              1.450% 11/01/41**......................................        3,500
   2,345    Pennsylvania Housing Financing Agency, Series 2001A-22,
              Merlot AMT, (First Union National Bank SBPA),
              1.680% 10/01/16**#.....................................        2,345

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
 $ 2,300    Schuylkill County, Pennsylvania Industrial Development
              Authority Resource Recovery Revenue Refunding,
              (Northeastern Power Company Project)
              Series 1997B, AMT, (Dexia Credit Local de France LOC),
              1.550% 12/01/22**......................................   $    2,300
   1,760    Schuylkill County, Pennsylvania Industrial Development
              Authority Revenue, (Bon-Ton Stores Project) Series
              1992, AMT, (PNC Bank, N.A. LOC),
              1.600% 02/01/12**#.....................................        1,760
   1,315    Schuylkill County, Pennsylvania Industrial Development
              Authority Revenue, (S. Grumbacher and Son Project)
              Series 1990, (PNC Bank, N.A. LOC),
              1.500% 02/01/12**#.....................................        1,315
   4,005    Westmoreland County, Pennsylvania Industrial Development
              Authority Revenue, (Elizabeth Carbide Die Project)
              Series 1998A, AMT, (National City Bank LOC),
              1.750% 02/01/18**#.....................................        4,005
   3,835    Westmoreland County, Pennsylvania Industrial Development
              Authority Revenue, (Rhodin Enterprises Project)
              Series 1997, AMT, (National City Bank, N.A. LOC),
              1.600% 04/01/17**#.....................................        3,835
                                                                        ----------
                                                                            37,919
                                                                        ----------
            RHODE ISLAND -- 0.2%
   4,760    Rhode Island State Industrial Facilities Corporation IDR,
              (Precision Turned Components Project) Series 2000,
              (Bank of New York LOC),
              1.600% 05/01/11**......................................        4,760
                                                                        ----------
            SOUTH CAROLINA -- 5.5%
   4,000    Anderson County, South Carolina IDR, (Mikron Corporation
              Project)
              Series 1998, AMT, (ABN AMRO Bank N.V. LOC),
              1.650% 11/01/12**#.....................................        4,000
   6,000    Beaufort County, South Carolina BAN,
              Series 2001,
              3.200% 04/24/02........................................        6,002
   6,000    Berkeley County, South Carolina Exempt Facilities
              Industrial Revenue, (Amoco Chemical Corporation
              Project)
              Series 1997, AMT, (BP Amoco plc Guarantee),
              1.600% 04/01/27**......................................        6,000
   5,400    Charleston, South Carolina GO,
              Series 2002,
              2.250% 03/14/03........................................        5,434

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 1,000    Cherokee County, South Carolina Industrial Revenue
              Refunding, (Holmberg Electronic Corporation Project)
              Series 1989, (Wachovia Bank of North Carolina, N.A.
              LOC),
              1.600% 11/01/04**#.....................................   $    1,000
   6,200    Greenville County, South Carolina Industrial Revenue,
              (Edgcomb Metals Company Project) Series 1984, (Wells
              Fargo Bank N.A. LOC),
              1.550% 08/01/09**#.....................................        6,200
   5,600    Kershaw County, South Carolina IDR, (DeRoyal Textiles,
              Inc. Project)
              Series 1994, AMT, (SunTrust Bank of Nashville LOC),
              1.600% 12/01/07**#.....................................        5,600
   2,900    Piedmont Municipal Power Agency South Carolina Revenue
              Refunding,
              Series 1997C, (MBIA Insured, Credit Suisse First Boston
              SBPA),
              1.500% 01/01/19**......................................        2,900
   3,420    South Carolina Jobs Economic Development Authority
              Development Revenue, (Spartanburg YMCA Project)
              Series 1996, (First Union National Bank LOC),
              1.600% 06/01/18**#.....................................        3,420
   5,000    South Carolina Jobs Economic Development Authority
              Economic Development Revenue, (Pine River Plastics Inc.
              Project) Series 2000, AMT, (Comerica Bank LOC),
              1.650% 03/01/11**......................................        5,000
   6,650    South Carolina Jobs Economic Development Authority
              Economic Development Revenue, (Raynor USA Southeast
              Project) Series 2000, AMT, (LaSalle Bank, N.A. LOC),
              1.580% 05/01/20**......................................        6,650
  24,995    South Carolina Jobs Economic Development Authority
              Economic Development Revenue, (St. Francis Bon Secours
              Hospital Project)
              Series 2000PT-503, (Merrill Lynch Guarantee SBPA),
              1.710% 11/15/30**@@....................................       24,995
   7,720    South Carolina Jobs Economic Development Authority
              Economic Development Revenue, (Thompson Steel Company,
              Inc. Project)
              Series 2000, AMT, (Fleet National Bank, N.A. LOC),
              1.650% 06/01/20**......................................        7,720

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 2,900    South Carolina Jobs Economic Development Authority Health
              Facilities Revenue, (Greenville Baptist Retirement
              Community Project) Series 1997, (Wachovia Bank of North
              Carolina, N.A. LOC),
              1.500% 10/01/19**#.....................................   $    2,900
   7,440    South Carolina Jobs Economic Development Authority IDR,
              (Abraham Industries LLC Project) Series 1999, AMT, (PNC
              Bank, N.A. LOC),
              1.600% 05/01/14**......................................        7,440
   2,800    South Carolina Jobs Economic Development Authority IDR,
              (Banks Construction Company Project)
              Series 1999, AMT, (Wachovia Bank of North Carolina,
              N.A. LOC),
              1.650% 05/01/09**#.....................................        2,800
   3,455    South Carolina Jobs Economic Development Authority IDR,
              (Kravet Fabrics, Inc. Project) Series 1997, AMT, (Bank
              of New York LOC),
              1.600% 03/01/12**#.....................................        3,455
   6,475    South Carolina Jobs Economic Development Authority IDR,
              (Quoizel, Inc. Project) Series 1996, AMT, (Branch
              Banking & Trust LOC),
              1.700% 05/01/16**......................................        6,475
   6,900    South Carolina Jobs Economic Development Authority
              Revenue, (Alco-Lite Industries LLC -- TechnoSteel LLC
              Project) Series 1997, AMT, (Wachovia Bank of South
              Carolina, N.A. LOC),
              1.600% 04/01/12**#.....................................        6,900
   4,700    University of South Carolina, Athletic Facilities
              Revenue, BAN,
              Series 2002,
              2.250% 11/20/02........................................        4,724
                                                                        ----------
                                                                           119,615
                                                                        ----------
            SOUTH DAKOTA -- 0.9%
     430    South Dakota Economic Development Financing Authority IDR
              Refunding, (Lomar Development Company Project)
              Series 1996B, AMT, (US Bank, N.A. LOC),
              1.850% 08/01/08**#.....................................          430
   5,935    South Dakota Housing Development Authority Revenue,
              Series 2001PT-572, AMT, (Banco Santader Central SBPA),
              1.630% 05/01/10**##....................................        5,935
  12,090    South Dakota State Housing Development Authority,
              Series 1998PT-168, AMT, (Banque Nationale de Paris
              SBPA),
              1.630% 05/01/27**##....................................       12,090
                                                                        ----------
                                                                            18,455
                                                                        ----------

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            TENNESSEE -- 5.8%
 $ 8,500    Bristol, Tennessee Health and Education Facilities
              Revenue, Series 1995A, (FGIC Insured, Citibank SBPA),
              1.550% 02/28/14**##@@..................................   $    8,500
   9,370    Clarksville, Tennessee Public Building Authority,
              Revenue,
              Series 1996, (SunTrust Bank LOC),
              1.500% 07/01/11**......................................        9,370
  20,600    Collierville, Tennessee Industrial Development Board
              Revenue, (St. Georges High School Project)
              Series 2001, (AmSouth Bank of Alabama, N.A. LOC),
              1.550% 08/01/31**......................................       20,600
   1,800    Dickson County, Tennessee Industrial Development Board
              Revenue, (The Jackson Foundation-Renaissance Learning
              Center Project)
              Series 1997, (SunTrust Bank of Nashville LOC),
              1.500% 11/01/12**#.....................................        1,800
   6,105    Franklin County, Tennessee Health and Educational
              Facilities Board Revenue, (University of the South
              Project)
              Series 1998B, (AmSouth Bank of Alabama, N.A. LOC),
              1.580% 09/01/18**......................................        6,105
   5,000    Franklin, Tennessee, Health and Educational Facilities
              Board Revenue, (Battle Ground Academy Project)
              Series 2002, (SunTrust Bank LOC),
              1.500% 01/01/22**......................................        5,000
  18,785    Johnson City, Tennessee Health and Educational Facilities
              Board Hospital Revenue, (Mountain States Project)
              Series 2001PT-560, (Merrill Lynch Guarantee SBPA),
              1.710% 07/01/26**##....................................       18,785
   8,820    Metropolitan Government Nashville and Davidson County,
              Tennessee Health and Education Facilities Board
              Revenue, (Adventist/Sunbelt Retirement Project)
              Series 1996A, (SunTrust Bank of Central Florida LOC),
              1.550% 11/15/26**......................................        8,820
   3,600    Metropolitan Nashville, Tennessee Airport Authority
              Special Facilities Revenue, (American Airlines, Inc.
              Project)
              Series 1995B, (Bayerische Landesbank LOC),
              1.400% 10/01/12**......................................        3,600
   6,500    Monroe County, Tennessee Industrial Development Board
              IDR, (American Transit Corporation Project)
              Series 1986, (Bank of Boston LOC),
              1.600% 08/01/06**#.....................................        6,500

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $11,400    Montgomery County, Tennessee Public Building Authority
              Revenue,
              Series 1995, (SunTrust Bank LOC),
              1.500% 07/01/15**......................................   $   11,400
   3,145    Shelby County, Tennessee Health Educational and Housing
              Facilities Board Multi-Family Housing Revenue, (Flag
              Manor Project)
              Series 1995, AMT, (FHLB Guarantee),
              1.540% 01/01/23**#.....................................        3,145
   1,300    Springfield, Tennessee Industrial Development Board
              Revenue, (All American Homes of Tennessee Project)
              Series 1994, AMT, (Bank One of Michigan, N.A. LOC),
              1.800% 11/01/09**#.....................................        1,300
   5,000    Sullivan County, Tennessee Industrial Development Board
              Revenue, (Modern Forge Company Project)
              Series 1990, AMT, (Northern Trust Company LOC),
              1.550% 07/01/10**#.....................................        5,000
  14,400    Tennessee Volunteer State Student Funding Corporation
              Student Loan Revenue, Series 1998A-2, AMT, (State
              Street Bank and Trust LOC),
              1.500% 12/01/23**......................................       14,400
                                                                        ----------
                                                                           124,325
                                                                        ----------
            TEXAS -- 12.1%
   5,000    Bell County, Texas Health Facilities Development
              Corporation Revenue, (Scott and White Memorial Hospital
              Project) Series 2000B-1, (MBIA Insured, Morgan Guaranty
              Trust SBPA),
              1.500% 08/15/29**......................................        5,000
   8,000    Brazos River Authority, Texas PCR Refunding, (Texas
              Utilities Electric Company Project) AMT, (JP Morgan
              Chase SBPA),
              1.750% 06/17/02........................................        8,000
   5,600    Chambers County, Texas Industrial Development Corporation
              Revenue, (Ecolochem, Inc. Project)
              Series 1999, AMT, (Wachovia Bank, N.A. LOC),
              1.600% 03/01/14**#.....................................        5,600
  16,180    Dallas-Fort Worth, Texas International Airport Facility
              Revenue, (Flightsafety Project) Series 1999, AMT, (OBH,
              Inc. Guarantee),
              1.570% 07/01/32**#.....................................       16,180
   8,185    El Paso, Texas Housing Finance Corporation Multi-Family
              Housing Revenue, (Viva Apartments Project - Oakland
              Executive Center LP)
              Series 1993, AMT, (GE Capital Corporation Guarantee),
              1.650% 09/01/23**#.....................................        8,185

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 2,300    Grapevine, Texas Industrial Development Corporation
              Airport Revenue, (Southern Air Transportation Project)
              Series 1993, (Bank One Texas, N.A. LOC),
              1.650% 03/01/10**......................................   $    2,300
   1,000    Grapevine, Texas Industrial Development Corporation
              Revenue, (American Airlines, Inc. Project)
              Series 1984A-1, (Bayerische Landesbank LOC),
              1.500% 12/01/24**......................................        1,000
   7,600    Gulf Coast, Texas Industrial Development Authority Marine
              Terminal Revenue, (Amoco Oil Company Project)
              Series 1993, AMT, (BP Amoco plc Guarantee),
              1.600% 04/01/28**#.....................................        7,600
   3,000    Gulf Coast, Texas Waste Disposal Authority PCR, (Amoco
              Oil Company Project) Series 1992, (BP Amoco plc
              Guarantee),
              1.350% 10/01/17**......................................        3,000
   3,400    Gulf Coast, Texas Waste Disposal Authority PCR, (Amoco
              Oil Company Project) Series 1994, AMT, (BP Amoco plc
              Guarantee),
              1.600% 06/01/24**......................................        3,400
   1,300    Gulf Coast, Texas Waste Disposal Authority PCR, (Exxon
              Project)
              Series 1995,
              1.410% 10/01/24**......................................        1,300
   5,600    Gulf Coast, Texas Waste Disposal Authority Texas
              Environmental Facilities Revenue, (Exxon Mobil Project)
              Series 2000, AMT,
              1.450% 06/01/30**......................................        5,600
  24,405    Harris County, Texas Health Facilities Development
              Corporation Hospital Revenue, (Methodist Hospital
              Project)
              Series 1997, (Morgan Guaranty Trust SBPA, Methodist
              Hospital SBPA),
              1.500% 12/01/26**......................................       24,405
  18,200    Harris County, Texas Health Facilities Development
              Corporation Revenue, (Methodist Hospital Project)
              Series 1994, (Morgan Guaranty Trust SBPA, Methodist
              Hospital SBPA),
              1.500% 12/01/25**......................................       18,200
   1,360    Harris County, Texas Industrial Development Corporation
              IDR, (Forged Products, Inc. Project) Series 1996, AMT,
              (Bank One Texas, N.A. LOC),
              1.800% 05/01/03**#.....................................        1,360
   1,815    Hillsboro, Texas Industrial Development Corporation
              Revenue, (Lamcraft LP Project) Series 1997, AMT, (First
              Commercial Bank LOC),
              1.800% 07/01/13**......................................        1,815

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,200    Lone Star, Texas Airport Improvement Authority Revenue,
              (American Airlines, Inc. Project) Series 1984B-5,
              (Royal Bank of Canada LOC),
              1.460% 12/01/14**......................................   $    1,200
   1,400    Lower Neches Valley Authority, Texas Individual
              Development Corporation Exempt Facilities Revenue,
              (Exxon Mobile Project)
              Series 2001B, AMT,
              1.450% 02/01/31**......................................        1,400
  14,680    Mesquite, Texas Independent School District GO, Series
              2000, (Texas Permanent School Fund Guarantee, Morgan
              Guaranty Trust SBPA),
              1.470% 08/15/25**......................................       14,680
     200    Mesquite, Texas Independent School District GO, Series
              2000, (Texas Permanent School Fund Guarantee, Morgan
              Guaranty Trust SBPA),
              1.470% 08/15/25**......................................          200
  11,200    Midlothian, Texas Individual Development Corporation
              Environmental Facilities Revenue, (Holnam Texas Loop
              Project)
              Series 1999, AMT, (Bank One, Michigan LOC),
              1.580% 09/01/31**......................................       11,200
  10,000    Northside, Texas Independent School District GO, Series
              2001A, (Texas Permanent School Fund Guarantee, Dexia
              Public Finance Bank SA, N.A. SBPA) Mandatory Put
              08/01/02,
              3.000% 08/01/02**......................................       10,013
   1,200    Nueces County, Texas Health Facilities Development
              Corporation Revenue, (Driscoll Foundation Childrens
              Hospital Project) Series 1985, (Bank One of Texas, N.A.
              LOC),
              1.650% 07/01/15**......................................        1,200
   7,495    Plano, Texas Independent School District, Series
              2001-Putters Series 178, (Texas Permanent Fund Insured,
              Morgan Guaranty Trust SBPA),
              1.580% 02/15/09**#.....................................        7,495
   9,000    San Antonio, Texas Education Facility Corporation
              Revenue, (University of the Incarnate World Project)
              Series 2001, (Bank One Texas, N.A. LOC),
              1.600% 12/01/21**......................................        9,000
   5,700    Tarrant County, Texas Housing Finance Corporation Revenue
              Refunding, (Multi-Family Sierra Springs Apartments
              Project)
              Series 1999, (FNMA Collateral Agreement),
              1.500% 02/15/27**......................................        5,700

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 6,800    Texas State Department Housing and Community Affairs
              Multi-Family Revenue, (High Point III Project)
              Series 1993, (FNMA Collateral Agreement),
              1.500% 02/01/23**......................................   $    6,800
  71,100    Texas State TRAN, GO,
              Series 2001A,
              3.750% 08/29/02........................................       71,595
   1,000    Trinity River, Texas Industrial Development Authority
              Revenue, (Toys R Us - Nytex Inc. Project)
              Series 1984, (Bankers Trust Company LOC),
              1.625% 11/01/14**#.....................................        1,000
   6,000    University of Texas, Board of Regents, Texas Permanent
              University Fund, (Bank One Liquidity Facility),
              1.400% 06/04/02........................................        6,000
   1,400    West Side Calhoun County, Texas Development Corporation
              PCR, (Sohio Chemical Corporation Project)
              Series 1985, (Bp Amoco plc Guarantee),
              1.500% 12/01/15**......................................        1,400
                                                                        ----------
                                                                           261,828
                                                                        ----------
            UTAH -- 1.1%
   1,600    Murray City, Utah IDR, (Zevex, Inc. Project) Series 1996,
              AMT, (Bank One Arizona, N.A. LOC),
              1.800% 10/01/16**#.....................................        1,600
   3,200    Murray City, Utah Industrial Development Authority
              Revenue, (Hunter Douglas Real Property Project)
              Series 1994, AMT, (ABN AMRO Bank N.V. LOC),
              1.600% 09/01/14**#.....................................        3,200
   7,970    Provo City, Utah Housing Authority, (Multi-Family
              Branbury Park Project)
              Series 1987A, (Bank One of Arizona LOC),
              1.540% 12/01/10**......................................        7,970
   6,905    Utah State Housing Financing Agency Revenue, Series
              1998PT-209, AMT, (FHA Insured, VA Mortgages, Bayerische
              Hypotheken und Vereinsbank SBPA),
              1.630% 07/01/06**......................................        6,905
   5,000    Utah Transit Authority Sales Tax & Transition Revenue
              (Utah Light Rail Transit Project) Series 2000,
              (Bayerische Landesbank LOC),
              1.550% 09/01/30**......................................        5,000
                                                                        ----------
                                                                            24,675
                                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            VERMONT -- 1.0%
 $10,785    Vermont Educational and Health Buildings Financing Agency
              Revenue, (Middlebury College Project)
              Series 1988A, Mandatory Put 11/01/01,
              2.050% 11/01/27**......................................   $   10,785
  10,000    Vermont Industrial Development Authority Revenue,
              (Ryegate Wood Energy Company Project)
              Series 1990, AMT, (ABN AMRO Bank, N.V. LOC),
              1.600% 12/01/15**......................................       10,000
                                                                        ----------
                                                                            20,785
                                                                        ----------
            VIRGINIA -- 1.9%
   5,600    Albemarle County, Virginia Industrial Development
              Authority Health Services Revenue, (University of
              Virginia Health Services Foundation Project)
              Series 1996, (First Union National Bank LOC),
              1.500% 02/01/26**#.....................................        5,600
   4,500    Fredericksburg, Virginia Industrial Development Authority
              Multi-Family Housing Revenue, (Forest Village
              Apartments Project) Series 2001A-1, AMT, (SunTrust Bank
              LOC),
              1.600% 01/01/33**......................................        4,500
   3,900    Greensville County, Virginia Industrial Development
              Authority Revenue, (Perdue Farms, Inc. Project)
              Series 1996, AMT, (SunTrust Bank LOC),
              1.600% 10/01/06**#.....................................        3,900
   5,925    Madison County, Virginia Industrial Development Authority
              Revenue, (Madison Wood Preservers Project)
              Series 1998, AMT, (Wachovia Bank of North Carolina N.A.
              LOC),
              1.600% 06/01/13**#.....................................        5,925
  13,000    Prince William County, Virginia IDR, (Dale Scott
              Corporation Project)
              Series 2001, AMT, (First Union National Bank LOC),
              1.600% 12/01/21**......................................       13,000
   6,500    Suffolk, Virginia Industrial Development Authority,
              (Wanchese Fish Company Inc. Project) Series 2001, AMT,
              (Wachovia Bank, N.A. LOC),
              1.600% 04/01/26**......................................        6,500
   1,075    Winchester, Virginia Industrial Development Authority
              Revenue, (Midwesco Filter Resource, Inc. Project)
              Series 1995, (Harris Trust & Savings Bank LOC),
              1.850% 08/01/07**......................................        1,075
                                                                        ----------
                                                                            40,500
                                                                        ----------

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            WASHINGTON -- 0.3%
 $   500    Port of Skagit County, Washington Industrial Development
              Corporation Revenue, (Cascade Clear Water Company
              Project) Series 1995, AMT, (Key Bank, N.A. LOC),
              1.750% 12/01/20**#.....................................   $      500
     705    Washington State Housing Finance Commission Non-Profit
              Housing Revenue Refunding, (Panorama City Project)
              Series 1997, (Key Bank of Washington LOC),
              1.550% 01/01/27**......................................          705
   6,285    Washington State Housing Financing Commission
              Multi-Family Revenue, (Monticello Park Project)
              Series 2001A, AMT, (US Bank, N.A. LOC),
              1.600% 08/01/26**......................................        6,285
                                                                        ----------
                                                                             7,490
                                                                        ----------
            WEST VIRGINIA -- 1.5%
   1,500    Marshall County, West Virginia PCR, (Mountaineer Carbon
              Company Project)
              Series 1985, (BP Amoco plc Guarantee),
              1.500% 12/01/20**......................................        1,500
  10,000    Pleasants County, West Virginia County Commission IDR,
              (Simex, Inc. Building Project) Series 1999, AMT, (PNC
              Bank, N.A. LOC),
              1.600% 12/01/19**......................................       10,000
  20,360    West Virginia Public Energy Authority Revenue,
              (Morgantown Energy Project)
              Series 1998, (FSA Insured, BNP Paribas SBPA),
              1.660% 01/01/03**......................................       20,360
                                                                        ----------
                                                                            31,860
                                                                        ----------
            WISCONSIN -- 2.3%
   3,600    Menomonee Falls, Wisconsin Industrial Development
              Authority IDR, (Jema, LLC Project)
              Series 1994, AMT, (Bank One Milwaukee, N.A. LOC),
              1.800% 09/01/14**#.....................................        3,600
   8,900    Menomonee Falls, Wisconsin School District GO, TRAN,
              Series 2001,
              2.750% 08/22/02........................................        8,906
   3,700    Pleasant Prairie, Wisconsin IDR, (Nucon Corporation
              Project)
              Series 1995, AMT, (American National Bank & Trust
              Company LOC),
              1.650% 02/01/22**#.....................................        3,700

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
----------------------------------------------------------------------------------
            WISCONSIN -- (CONTINUED)
 $ 7,500    West Allis, Wisconsin Revenue (State Fair Park Exposition
              Center Project)
              Series 2001, (First Star Bank, N.A. LOC),
              1.550% 08/01/28**......................................   $    7,500
  25,000    Wisconsin State Operating Notes, GO,
              Series 2001,
              3.750% 06/17/02........................................       25,067
                                                                        ----------
                                                                            48,773
                                                                        ----------
            WYOMING -- 0.7%
   1,300    Lincoln County, Wyoming PCR,
              (Exxon Project) Series 1984B,
              1.410% 11/01/14**......................................        1,300
   1,100    Sublette County, Wyoming PCR, (Exxon Capital Ventures
              Project)
              Series 1987A, AMT, (Exxon Corporation Guarantee),
              1.450% 07/01/17**......................................        1,100
   3,500    Uinta County, Wyoming PCR Refunding, (Amoco Project)
              Series 1998,
              1.350% 07/01/26**......................................        3,500
  10,000    Wyoming State Education Fund TRAN, GO, Series 2001B,
              3.500% 06/27/02........................................       10,020
                                                                        ----------
                                                                            15,920
                                                                        ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $2,159,616)......................................    2,159,616
                                                                        ----------
            TOTAL INVESTMENTS
              (Cost $2,159,616*)..............................   99.9%   2,159,616
                                                                        ----------
            OTHER ASSETS AND LIABILITIES (NET)................    0.1%
            Cash.....................................................   $       18
            Interest receivable......................................        8,414
            Investment advisory fee payable..........................         (215)
            Administration fee payable...............................          (35)
            Shareholder servicing and distribution fees payable......         (508)
            Distributions payable....................................         (872)
            Payable for investment securities purchased..............       (4,600)
            Accrued Trustees' fees and expenses......................          (59)
            Accrued expenses and other liabilities...................         (435)
                                                                        ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)......................................        1,708
                                                                        ----------
            NET ASSETS........................................  100.0%  $2,161,324
                                                                        ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income......................   $      100
            Accumulated net realized loss on investments sold........          (32)
            Paid-in capital..........................................    2,161,256
                                                                        ----------
            NET ASSETS...............................................   $2,161,324
                                                                        ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS RESERVES MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




                                                                          VALUE
----------------------------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($456,528,024 / 456,606,871 shares outstanding)..........        $1.00
                                                                        ==========
            TRUST CLASS SHARES:
            ($491,710,951 / 491,684,654 shares outstanding)..........        $1.00
                                                                        ==========
            LIQUIDITY CLASS SHARES:
            ($45,728,293 / 45,725,328 shares outstanding)............        $1.00
                                                                        ==========
            ADVISER CLASS SHARES:
            ($158,555,254 / 158,605,176 shares outstanding)..........        $1.00
                                                                        ==========
            INVESTOR CLASS SHARES:
            ($48,022,102 / 48,063,973 shares outstanding)............        $1.00
                                                                        ==========
            MARKET CLASS SHARES:
            ($223,008,012 / 223,000,010 shares outstanding)..........        $1.00
                                                                        ==========
            DAILY CLASS SHARES:
            ($637,172,173 / 637,146,411 shares outstanding)..........        $1.00
                                                                        ==========
            SERVICE CLASS SHARES:
            ($15,000,689 / 15,000,010 shares outstanding)............        $1.00
                                                                        ==========


                                                                          VALUE
----------------------------------------------------------------------------------
            INVESTOR B SHARES:
            ($71,350 / 71,347 shares outstanding)....................        $1.00
                                                                        ==========
            INVESTOR C SHARES:
            ($95,172 / 95,172 shares outstanding)....................        $1.00
                                                                        ==========
            INSTITUTIONAL SHARES:
            ($85,432,104 / 85,431,448 shares outstanding)............        $1.00
                                                                        ==========

---------------

 *Aggregate cost for federal tax purposes.

**Variable rate demand notes. The interest rate shown reflects the rate in effect at March 31, 2002. These securities are subject to demand features of either one, seven or thirty days.

@@Restricted Security (Note 5).

 #Security not registered under the Securities Act of 1933, as amended.
  These securities may be resold in transactions exempt from registration to qualified institutional buyers.

##Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Nations Municipal Reserves had the following industry concentrations greater than 10% at March 31, 2002 (as a percentage of net assets):
   Industrial Development Revenue/Pollution Control
       Revenue                                                            20.55%
   HealthCare Revenue                                                     16.99%
   Education Revenue                                                      10.57%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
-----------------------------------------------------------------------------------
           MUNICIPAL BONDS AND NOTES -- 99.5%
           CALIFORNIA -- 93.7%
$  4,430   Alameda - Contra Costa County, California Schools
             Financing Authority, Certificates of Participation,
             (Capital Improvements Financing Project) Series 1997B,
             (Scotiabank LOC),
             1.450% 07/01/23**......................................   $      4,430
   1,200   Alameda - Contra Costa County, California Schools
             Financing Authority, Certificates of Participation,
             (Capital Improvements Financing Project) Series 1997D,
             (Bank of Nova Scotia LOC),
             1.450% 07/01/18**......................................          1,200
   1,210   Alameda - Contra Costa County, California Schools
             Financing Authority, Certificates of Participation,
             (Capital Improvements Financing Project) Series 1997E,
             (Bank of Nova Scotia LOC),
             1.450% 06/01/22**......................................          1,210
   2,800   Alameda - Contra Costa County, California Schools
             Financing Authority, Certificates of Participation,
             (Capital Improvements Financing Project) Series 2000F,
             (KBC Bank N.V. LOC),
             1.500% 08/01/23**......................................          2,800
   1,900   Alameda - Contra Costa County, California Schools
             Financing Authority, Certificates of Participation,
             (Capital Improvements Financing Project) Series 2000I,
             (AMBAC Insured, KBC Bank N.V. SBPA),
             1.450% 08/01/29**......................................          1,900
   6,480   Alameda County, California Corridor Transportation
             Authority Revenue, Series 1999CMC-1, (MBIA Insured, JP
             Morgan SBPA),
             1.500% 10/01/13**##....................................          6,480
     780   Anaheim, California Certificates of Participation, Series
             1993, (AMBAC Insured, ABN AMRO Bank N.V., SBPA),
             1.250% 08/01/19**......................................            780
   7,400   Anaheim, California Housing Authority Multi-Family
             Housing Revenue, Series 1990, (FNMA Collateral
             Agreement Liquidity),
             1.550% 07/15/20**......................................          7,400
   6,900   Anaheim, California Unified High School District
             Certificates of Participation, (School Faculty Bridging
             Funding Project) Series 1999, (FSA Insured, First Union
             National Bank SBPA),
             1.700% 09/01/13**......................................          6,900

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
-----------------------------------------------------------------------------------
           CALIFORNIA -- (CONTINUED)
$  1,500   Anaheim, California Unified High School District
             Certificates of Participation, (School Faculty Bridging
             Funding Project)
             Series 1999, (FSA Insured, First Union National Bank
             SBPA),
             1.700% 09/01/29**......................................   $      1,500
   2,400   Barstow, California Multi-Family Revenue Refunding,
             (Desert Vista Apartments Project) Series 1991,
             (Redlands Federal Bank LOC, FHLB LOC),
             1.350% 12/01/20**......................................          2,400
   8,105   California Educational Facilities Authority Revenue,
             (Stanford University Project) Series 1999, (Merrill
             Lynch & Company Insured),
             1.410% 06/01/21**##....................................          8,105
  14,275   California Educational Facilities Authority Revenue,
             Series 2000A, (Societe Generale LOC),
             1.430% 10/01/27**##....................................         14,275
  15,100   California GO, (AMBAC Insured, Citibank LOC),
             1.430% 04/01/04**##....................................         15,100
  18,000   California GO, (MBIA Insured, Citibank LOC),
             1.430% 02/01/06**##....................................         18,000
  13,085   California GO, Series 1999, (MBIA Insured, Merrill Lynch
             & Company SBPA),
             1.470% 12/01/18**##....................................         13,085
  11,900   California Golden Empire Schools Financing Authority
             Revenue, (Kern High School District) Series 1995B,
             (Bank of New York LOC, California State Teachers
             Retirement LOC),
             1.300% 12/01/24**......................................         11,900
   4,900   California Health Facilities Financing Authority Revenue,
             (Childrens Hospital Project) Series 1994, (MBIA
             Insured, Rabobank Nederland LOC),
             1.600% 11/01/21**......................................          4,900
  10,995   California Health Facilities Financing Authority Revenue,
             Series 1998CMC-6, (FSA Insured),
             1.500% 06/01/12**##....................................         10,995
   2,430   California Housing Finance Agency Multi-Family Housing
             Revenue Refunding, Series 1993A, (FNMA Collateral
             Agreement),
             1.500% 07/15/13**......................................          2,430
  11,950   California Housing Finance Agency Multi-Unit Rental
             Housing Revenue, (MBIA Insured, Citibank SBPA),
             1.430% 08/01/10**##....................................         11,950

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS RESERVES MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
-----------------------------------------------------------------------------------
           CALIFORNIA -- (CONTINUED)
$  2,000   California Housing Finance Agency Multi-Unit Rental
             Housing Revenue, Series 1992, (MBIA Insured),
             1.450% 08/01/10**......................................   $      2,000
   3,270   California Housing Finance Agency Multi-Unit Rental
             Housing Revenue, Series 1992A, (MBIA Insured),
             1.500% 08/01/08**......................................          3,270
   2,220   California Housing Finance Agency Revenue, Series 1995,
             (MBIA Insured, Credit Suisse First Boston SBPA),
             1.460% 08/01/26**##....................................          2,220
  10,000   California Housing Finance Agency Revenue, Series 2000G,
             AMT, (FSA Insured, Commerzbank LOC),
             1.350% 08/01/31**......................................         10,000
  10,540   California Housing Finance Agency Revenue, Series
             2000X-1, (KBC Bank N.V. LOC),
             1.400% 08/01/15**......................................         10,540
   7,140   California Housing Finance Agency Revenue, Series 2001G,
             AMT, (GO of Agency, FNMA SBPA),
             1.500% 02/01/25**......................................          7,140
   6,000   California Housing Finance Agency Revenue, Series 2001G,
             AMT, (GO of Agency, FNMA SBPA),
             1.500% 08/01/36**......................................          6,000
  25,900   California Housing Finance Agency Revenue, Series 2001I,
             2.950% 06/14/02........................................         25,900
   4,100   California M-S-R Public Power Agency Revenue, (San Juan
             Project) Series 1995B, (AMBAC Insured, Bank of Nova
             Scotia SBPA),
             1.375% 07/01/22**......................................          4,100
  10,000   California Pollution Control Financing Authority Solid
             Waste Disposal Revenue, (Browing Ferris Industries)
             Series 1997A, (Chase Manhattan Bank LOC),
             1.400% 09/01/19**......................................         10,000
   1,600   California Pollution Control Financing Authority Solid
             Waste Disposal Revenue, (Santa Clara Valley Industries
             Project) Series 1998A, AMT, (Comerica Bank LOC),
             1.650% 03/01/18**......................................          1,600
  25,400   California Pollution Control Financing Authority Solid
             Waste Disposal Revenue, (Shell Oil - Martinez Refining
             Company Project) Series 1994A, AMT, (Shell Oil
             Insured),
             1.450% 10/01/24**......................................         25,400

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
-----------------------------------------------------------------------------------
           CALIFORNIA -- (CONTINUED)
$ 11,500   California Pollution Control Financing Authority Solid
             Waste Disposal Revenue, (Shell Oil - Martinez Refining
             Company Project) Series 1996B, AMT, (GTY-AGMT),
             1.450% 10/01/31**......................................   $     11,500
 100,000   California School Cash Reserve Program Authority, Series
             2001A, (AMBAC Insured),
             4.000% 07/03/02........................................        100,335
   7,190   California School Facilities Financing Corporation,
             Certificates of Participation, Series 1998A,
             (Bayerische Hypotheken und Vereinsbank LOC),
             1.350% 07/01/22**......................................          7,190
     295   California School Facilities Financing Corporation,
             Certificates of Participation, Series 1998B,
             (Bayerische Hypotheken und Vereinsbank LOC),
             1.350% 07/01/24**......................................            295
   5,000   California South Placer Wastewater Authority, Wastewater
             Revenue, Series 2000B, (FGIC Insured, FGIC SBPA),
             1.350% 11/01/35**......................................          5,000
   6,000   California State Floating Rate Receipts, Series
             1997SG-91, (FGIC Insured, Societe Generale LOC),
             1.470% 10/01/21**##....................................          6,000
  15,950   California State GO, Municipal Trust Receipts, Series
             1997SGA-54, (AMBAC Insured, Societe Generale SBPA),
             1.450% 06/01/21**##....................................         15,950
  20,000   California State, GO,
             1.200% 04/12/02........................................         20,000
     800   California State, GO,
             1.300% 04/12/02........................................            800
  19,000   California State, GO,
             1.350% 04/12/02........................................         19,000
   6,000   California State, GO,
             1.400% 04/12/02........................................          6,000
  48,710   California State, Revenue Anticipation Notes, Series
             2001A,
             3.250% 06/28/02........................................         48,847
   2,495   California State, Series 1999-132, (FGIC Insured, JP
             Morgan Chase Insured),
             1.450% 04/01/08**##....................................          2,495
   6,400   California Statewide Communities Development Authority
             Certificates of Participation Revenue Refunding, (House
             Ear Institute Project) Series 1993, (Morgan Guaranty
             Trust LOC),
             1.450% 12/01/18**......................................          6,400

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
-----------------------------------------------------------------------------------
           CALIFORNIA -- (CONTINUED)
$  2,900   California Statewide Communities Development Authority
             Certificates of Participation, (Sutter Health
             Obligation Group Project) Series 1995, (AMBAC Insured,
             KBC Bank N.V., SBPA),
             1.350% 07/01/15**......................................   $      2,900
   8,700   California Statewide Communities Development Authority
             Multi-Family Housing Revenue, (Concord Green Apartments
             Project) Series 1998S, (FHLB LOC),
             1.450% 06/01/28**......................................          8,700
   9,000   California Statewide Communities Development Authority
             Multi-Family Housing Revenue, (Oakmont Senior Living
             Project) Series 2001Y, AMT, (East West Bank LOC, FHLB
             SBPA),
             1.450% 08/01/31**......................................          9,000
   4,600   California Statewide Communities Development Authority
             Multi-Family Housing Revenue, (Pittsburg Plaza
             Apartments Project) Series 1997K, AMT, (East West Bank
             LOC, FHLB LOC),
             1.450% 09/01/27**......................................          4,600
   4,800   California Statewide Communities Development Authority
             Solid Waste Facilities Revenue, (Chevron USA Inc.
             Project) Series 1994, AMT, (GTY-AGMT, Chevron
             Corporation),
             1.500% 12/15/24**......................................          4,800
   2,000   California Wateruse Finance Authority Revenue, Series
             1998, (FSA Insured),
             1.400% 05/01/28**......................................          2,000
   6,000   California, Bay Area Toll Authority Toll Bridge Revenue,
             (San Francisco Bay Area Project) Series 2001B, (AMBAC
             Insured, Morgan Guaranty Trust SBPA),
             1.250% 04/01/29**......................................          6,000
  11,000   California, GO, (JP Morgan Chase Insured),
             1.250% 04/04/02........................................         11,000
  10,000   California, GO, (JP Morgan Chase Insured),
             1.350% 04/29/02........................................         10,000
  11,100   California, GO, (JP Morgan Guaranty),
             1.250% 05/10/02........................................         11,100
   9,000   California, Health Facilities Financing Authority,
             Revenue, (Scripps Memorial Hospital Project) Series
             1991B, (MBIA Insured, Credit Local de France SBPA),
             1.450% 10/01/21**......................................          9,000

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
-----------------------------------------------------------------------------------
           CALIFORNIA -- (CONTINUED)
$  4,300   Camarillo, California Multi-Family Housing Revenue,
             (Ponderosa Senior Housing-Heritage Park Project) Series
             1989A, AMT, (FNMA Collateral Agreement),
             1.550% 07/15/19**......................................   $      4,300
   2,500   Carlsbad, California Unified School District Certificates
             of Participation, (School Facilities Bridge Funding
             Program) Series 2001, (FSA Insured, First Union
             National Bank SBPA),
             1.700% 09/01/24**......................................          2,500
  10,000   Chino Basin, California Desalter Authority, Revenue,
             Series 2002A, (Bayerische Hypotheken und Vereinsbank,
             LOC),
             1.300% 06/01/35**......................................         10,000
  16,000   Contra Costa County, California Multi-Family Housing
             Revenue, (Park Regency Project) Series 1992A, AMT,
             (State Street Bank And Trust LOC),
             1.400% 08/01/32**......................................         16,000
   6,475   Corona, California, Multi-Family Revenue Refunding,
             (Country Hills Project) Series 1995A, (FHLMC Insured),
             1.350% 02/01/25**......................................          6,475
   5,000   Duarte, California Redevelopment Agency Certificates of
             Participation Revenue, (Johnson Duarte Partners
             Project) Series 1984B, (General Electric Capital
             Corporation LOC),
             1.250% 12/01/14**......................................          5,000
   7,000   Duarte, California Redevelopment Agency Certificates of
             Participation, (Piken Duarte Partners Project) Series
             1984A, (General Electric Capital Corporation LOC),
             1.250% 12/01/14**......................................          7,000
   2,200   Dublin, California Housing Authority Multi-Family
             Revenue, (Park Sierra Project) Series 1998A, (KBC Bank
             N.V. LOC),
             1.400% 06/01/28**......................................          2,200
   4,000   East Bay Municipal Utility District Water, (Westdeutsche
             Landesbank LOC),
             1.150% 04/02/02........................................          4,000
   7,000   East Bay Municipal Utility District Water, (Westdeutsche
             Landesbank LOC),
             1.150% 05/16/02........................................          7,000
   8,000   East Bay Municipal Utility District Water, (Westdeutsche
             Landesbank LOC),
             1.200% 06/12/02........................................          8,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS RESERVES MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
-----------------------------------------------------------------------------------
           CALIFORNIA -- (CONTINUED)
$ 20,000   Elsinore Valley, California Municipal Water District
             Certificates of Participation, Series 2000A, (FGIC
             Insured, FGIC SPBA),
             1.600% 07/01/29**......................................   $     20,000
   4,900   Eureka, California United School District Revenue, Series
             2001,
             3.250% 08/30/02........................................          4,905
   4,000   Fremont, California Multi-Family Housing Revenue,
             (Creekside Village Apartments Project) Series 1985D,
             (KBC Bank N.V. LOC),
             1.300% 09/01/07**......................................          4,000
   3,090   Fremont, California Multi-Family Housing Revenue,
             (Mission Wells Project) Series 1985E, (Credit Lyonnais
             LOC, Bayerische Landesbank LOC),
             1.700% 09/01/14**......................................          3,090
   4,775   Fresno, California Sewer Revenue Refunding, Sub-Lien,
             Series 2000A, (FGIC Insured),
             1.600% 09/01/25**......................................          4,775
   6,500   Hayward, California Housing Authority Multi-Family
             Revenue Refunding, (Barrington Hills Project) Series
             1995A, (FNMA Collateral Agreement),
             1.400% 06/15/25**......................................          6,500
   4,500   Hayward, California Multi-Family Housing Revenue,
             (Timbers Apartments Project) Series 1998A, AMT, (FNMA
             Liquidity Facility),
             1.420% 03/01/33**......................................          4,500
   4,350   Indio, California Multi-Family Housing Revenue Refunding,
             Series 1996A, (FNMA Collateral Agreement),
             1.450% 08/01/26**......................................          4,350
   4,320   Indio, California Multi-Family Housing Revenue, (Western
             Federal Savings Project) Series 1985, (Wells Fargo and
             Company LOC),
             1.750% 06/01/05**......................................          4,320
     165   Irvine Ranch, California Water District Revenue, Series
             1985, (Landesbank Hessen-Thueringen LOC),
             1.350% 10/01/05**......................................            165
   1,000   Irvine Ranch, California Water District Revenue, Series
             1991, (Toronto Dominion Bank LOC),
             1.350% 08/01/16**......................................          1,000
   1,800   Irvine, California Revenue Improvement Bond Act of 1915,
             (Assessment District No. 97 Project) Series 1997-16,
             (Societe Generale LOC),
             1.350% 09/02/22**......................................          1,800

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
-----------------------------------------------------------------------------------
           CALIFORNIA -- (CONTINUED)
$  8,055   Irvine, California Special Assessment Improvement Bond
             Act 1915, (Assessment District No. 89 Project) Series
             1990-10, (Bayerische Hypotheken und Vereinsbank LOC),
             1.350% 09/02/15**......................................   $      8,055
   1,400   Irvine, California, Revenue Improvement Bond Act of 1915,
             (Assessment District No. 94-13 Project) Series 1997,
             (Canadian Imperial Bank LOC),
             1.350% 09/02/22**......................................          1,400
  15,200   Livermore, California Certificates of Participation,
             Series 2000, (AMBAC Insured, Dexia Public Finance
             SBPA),
             1.400% 10/01/30**......................................         15,200
  11,760   Lodi, California Electric Systems Revenue, Certificates
             of Participation, Series 2002A, (Banque National de
             Paris LOC, MBIA Insured),
             1.250% 07/01/32**......................................         11,760
  13,000   Long Beach, California GO, (FGIC Insured, Citibank SBPA),
             1.530% 05/15/15**##....................................         13,000
   9,995   Long Beach, California Municipal Securities Trust
             Receipts Revenue, Series 1998CMC-1, (FGIC Insured, JP
             Morgan SBPA),
             1.550% 05/15/07**##....................................          9,995
  10,000   Los Angeles County, California Capital Asset Lease
             Corporation, (JP Morgan LOC),
             1.400% 06/18/02........................................         10,000
  15,320   Los Angeles County, California Metropolitan Authority
             Sales Tax Revenue, Series 1996, (MBIA Insured, Societe
             Generale Liquidity Facility),
             1.410% 07/01/18**##....................................         15,320
  30,000   Los Angeles County, California Schools Pooled Financing
             Program Certificates of Participation GO, Series 2001A,
             (FSA Insured),
             3.500% 07/01/02........................................         30,060
   9,500   Los Angeles County, California Transportation Commission
             Sales Tax Revenue Refunding, Series 1992A, (FGIC
             Insured, Bayerische Landesbank SBPA),
             1.250% 07/01/12**......................................          9,500
  15,000   Los Angeles, California GO, TRAN, Series 2001,
             3.500% 06/28/02........................................         15,033

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
-----------------------------------------------------------------------------------
           CALIFORNIA -- (CONTINUED)
$  1,775   Los Angeles, California Industrial Development Authority
             IDR, (Delta Tau Data Systems, Inc. Project) Series
             1998, AMT, (City National Bank LOC, California State
             Teachers Retirement LOC),
             1.450% 08/01/23**......................................   $      1,775
   4,500   Los Angeles, California Multi-Family Housing Revenue,
             (Fountain Park Phase II Project) Series 2000B, (FNMA
             Collateral Agreement),
             1.400% 03/15/34**......................................          4,500
  33,200   Los Angeles, California Multi-Family Housing Revenue,
             (Fountain Park Project) Series 1999P, AMT, (FNMA
             Collateral Agreement),
             1.400% 04/15/33**......................................         33,200
   4,300   Los Angeles, California Multi-Family Revenue Refunding,
             (Housing Watts/ Athens Apartment Project) Series 2000A,
             AMT, (FHLB LOC, California Federal Bank LOC),
             1.450% 08/15/30**......................................          4,300
  10,000   Los Angeles, California Wastewater Systems Revenue,
             Series 1996SGA-26, (MBIA Insured, Societe Generale
             SBPA),
             1.450% 06/01/24**##....................................         10,000
   9,000   Los Angeles, California Water & Power Revenue, (MBIA
             Insured, JP Morgan Chase Liquidity Facility),
             1.500% 01/01/09**......................................          9,000
  31,700   Los Angeles, California Water & Power Revenue, Series
             2001B-2, (Westdeutche Landesbank Girozentrale SBPA,
             State Street Bank SBPA),
             1.350% 07/01/34**......................................         31,700
   1,300   Los Angeles, California Water & Power Waterworks Revenue,
             Series 2001B-2, (Dexia Public Finance Bank SPA),
             1.350% 07/01/35**......................................          1,300
  10,000   Los Angeles, California Water & Power Waterworks Revenue,
             Series 2001B-2, (Dexia Public Finance Bank SPA),
             1.350% 07/01/35**......................................         10,000
  55,000   Los Angeles, California Water and Power Revenue, Series
             2001B-3, (Westdeutsche Landesbank Girozentrale SBPA,
             State Street Bank SBPA),
             1.450% 07/01/34**......................................         55,000
   1,300   Los Angeles, California Water and Power Revenue, Series
             2001B-6,
             1.450% 07/01/34**......................................          1,300

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
-----------------------------------------------------------------------------------
           CALIFORNIA -- (CONTINUED)
$  2,000   Los Angeles, California, Community Redevelopment Agency,
             Multi-Family Housing Revenue, (Academy Village
             Apartments Project) Series 1989A, AMT, (UBS AG LOC),
             1.700% 10/01/19**......................................   $      2,000
   7,000   Los Angeles, California, Wastewater Systems Revenue
             Refunding, Series 2001A, (FGIC Insured, FGIC SBPA),
             1.880% 12/01/31**......................................          7,000
   5,500   Los Angeles, California, Wastewater Systems Revenue
             Refunding, Series 2001B, (FGIC Insured, FGIC SBPA),
             1.880% 12/01/31**......................................          5,500
   2,000   Los Angeles, California, Wastewater Systems Revenue,
             Series 2001C, (FGIC Insured, FGIC SBPA),
             1.880% 12/01/31**......................................          2,000
  25,000   Milpitas, California Multi-Family Housing Revenue,
             (Crossing at Montague Project) Series 2000A, (FNMA
             Collateral Agreement),
             1.450% 08/15/33**......................................         25,000
   4,100   Monterey County, California Financing Authority Revenue,
             (Reclamation and Distribution Projects) Series 1995,
             (Dexia Credit Local de France LOC),
             1.600% 09/01/36**......................................          4,100
  21,200   Oakland-Alameda County, California Coliseum Authority
             Lease Revenue, (Coliseum Project) Series 2000C-2,
             (Canadian Imperial Bank LOC, California State Teachers
             Retirement LOC),
             1.375% 02/01/25**......................................         21,200
  10,000   Oceanside, California Multi-Family Housing Revenue
             Refunding, (Lakeridge Apartments Project) Series 1994,
             (FHLMC Collateral Agreement),
             1.400% 08/01/17**......................................         10,000
   5,200   Orange County California Special Financing Authority
             Teeter Plan Revenue, Series 1995E, (AMBAC Insured,
             First Union National Bank SBPA),
             1.400% 11/01/14**......................................          5,200
  20,000   Orange County, California Apartment Development Revenue
             Refunding, (Bluffs Apartments Project) Series 1999C,
             (FHLMC Insured),
             1.350% 12/01/29**......................................         20,000
  31,000   Orange County, California Apartment Development Revenue,
             (Bear Brand Apartments Project) Series 1985Z, (KBC Bank
             N.V. LOC),
             1.300% 11/01/07**......................................         31,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS RESERVES MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
-----------------------------------------------------------------------------------
           CALIFORNIA -- (CONTINUED)
$  7,500   Orange County, California Apartment Development Revenue,
             (Ladera Apartments II Project) Series 2001B, (FNMA
             Liquidity Facility),
             1.450% 08/15/34**......................................   $      7,500
  15,400   Orange County, California Apartment Development Revenue,
             (Park Place Apartments Revenue) Series 1989A, (FHLMC
             LOC),
             1.350% 04/01/24**......................................         15,400
  28,700   Orange County, California Housing Authority Apartment
             Development Revenue Refunding, (Oasis Martinique
             Project) Series 1998I, (FNMA Collateral Agreement),
             1.400% 06/15/28**......................................         28,700
   1,300   Orange County, California Industrial Development
             Authority IDR, (Control Air Conditioning Project)
             Series 1997A, AMT, (California State Teachers
             Retirement Fund LOC),
             1.500% 05/01/22**......................................          1,300
   4,800   Orange County, California Sanitation Districts
             Certificates of Participation Refunding, (District Nos.
             1-3, 5-7 and 11 Projects) Series 1992, (AMBAC Insured,
             Lloyds TSB Bank plc SBPA),
             1.600% 08/01/13**......................................          4,800
   3,000   Orange County, California Special Financing Authority
             Revenue, Series 1995B, (AMBAC Insured, First Union
             National Bank SBPA),
             1.400% 11/01/14**......................................          3,000
  10,300   Orange County, California Special Financing Authority
             Revenue, Series 1995C, (AMBAC Insured, First Union
             National Bank SBPA),
             1.400% 11/01/14**......................................         10,300
   4,500   Orange County, California, Apartment Development Revenue,
             (Larkspur Canyon Apartments Project) Series 1997A,
             (FNMA Collateral Agreement)
             1.400% 06/15/37**......................................          4,500
   3,550   Paramount, California Unified School District
             Certificates of Participation, (School Facilities
             Bridge Funding Program Project), Series 2001, (FSA
             Insured, First Union National Bank LOC),
             1.700% 09/01/30**......................................          3,550
   1,055   Paramount, California Unified School District
             Certificates of Participation, (School Facilities
             Bridge Funding Project) Series 1997, (FSA Insured,
             National Westminster Bank SBPA),
             1.700% 09/01/08**......................................          1,055

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
-----------------------------------------------------------------------------------
           CALIFORNIA -- (CONTINUED)
$  1,800   Paramount, California Unified School District
             Certificates of Participation, (School Facilities
             Bridge Funding Project) Series 1997, (FSA Insured,
             National Westminster Bank SBPA),
             1.700% 09/01/15**......................................   $      1,800
   1,820   Paramount, California Unified School District
             Certificates of Participation, (School Facilities
             Bridge Funding Project) Series 1997, (FSA Insured,
             National Westminster Bank SBPA),
             1.700% 09/01/27**......................................          1,820
  10,000   Pleasanton California Multi-Family Revenue, (Housing
             Bernal Apartment Project) Series 2001A, AMT, (FNMA
             Liquidity Facility),
             1.450% 09/15/34**......................................         10,000
   3,000   Regents of the University of California,
             1.100% 06/07/02........................................          3,000
   9,500   Riverside County, California Asset Leasing Corporation
             Leasehold Revenue, (Southwest Justice Center Project)
             Series 2000B, (MBIA Insured, Dexia Credit Local France
             SBPA),
             1.250% 11/01/32**......................................          9,500
   1,600   Riverside, California Electric Revenue, Series 1998,
             (AMBAC Insured, Chase Manhattan Bank Liquidity
             Facility),
             1.500% 10/01/11**##....................................          1,600
  15,000   Riverside, California Transportation Commission GO,
             (Westdeutsche Landesbank LOC),
             1.300% 05/23/02........................................         15,000
   3,200   Sacramento County, California Housing Authority
             Multi-Family Housing Revenue Refunding, (Peter P.
             Bollinger Investment Company, Ashford Project) Series
             1996D, (FNMA Collateral Agreement),
             1.350% 07/15/29**......................................          3,200
   3,750   Sacramento County, California Housing Authority
             Multi-Family Housing Revenue Refunding, (Sun Valley
             Apartments Project) Series 2001F, AMT, (FNMA Liquidity
             Facility),
             1.420% 02/15/31**......................................          3,750
   4,500   Sacramento County, California Housing Authority
             Multi-Family Housing Revenue, (California Place
             Apartments Project) Series 2001B, (FNMA Collateral
             Agreement),
             1.420% 02/15/31**......................................          4,500
  11,855   Sacramento County, California Multi-Family Housing
             Revenue, (Smoketree Project) Series 1990A, (FNMA
             Collateral Agreement),
             1.500% 04/15/10**......................................         11,855

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
-----------------------------------------------------------------------------------
           CALIFORNIA -- (CONTINUED)
$  5,100   Sacramento County, California Multi-Family Housing
             Revenue, Series 1985B, (Bank One Arizona, N.A. LOC),
             1.350% 04/15/07**......................................   $      5,100
  14,050   Sacramento County, California Sanitation District
             Financing Authority Revenue, Series 2000C, (Credit
             Agricole LOC),
             1.600% 12/01/30**......................................         14,050
   8,225   Sacramento, California, Housing Authority Multi-Family
             Housing Revenue, (Countrywood Village Apartments
             Project) Series 2000F, (FNMA Liquidity Facility),
             1.450% 11/15/30**......................................          8,225
   2,700   San Bernardino County, California Certificates of
             Participation, (County Center Refinancing Project)
             Series 1996, (Commerzbank AG LOC),
             1.350% 07/01/15**......................................          2,700
   3,130   San Bernardino County, California Housing Authority
             Multi-Family Housing Revenue Refunding, (Arrowview Park
             Apartments Project) Series 1992A, (Redlands Federal
             Bank LOC, Federal Home Loan Bank LOC),
             1.350% 09/01/22**......................................          3,130
   2,100   San Bernardino, California Housing Authority Multi-Family
             Housing Revenue Refunding, (Victoria Terrace Project)
             Series 1992A, (Redlands Federal Bank LOC, FHLB LOC),
             1.700% 06/01/15**......................................          2,100
  30,000   San Diego County and School District, TRAN, Series 2001,
             3.500% 06/28/02........................................         30,060
  23,730   San Diego, California Area Housing and Financing Agency
             Lease Revenue, Series 2001, (Societe Generale SBPA),
             1.450% 06/01/06**##....................................         23,730
   5,000   San Diego, California Housing Authority, Multi-Family
             Housing Revenue, (Stratton Apartments Project) Series
             2000A, (FHLMC Collateral Agreement),
             1.450% 01/15/33**......................................          5,000
  14,300   San Francisco City and County, California Airport
             Commission International Airport Revenue, Municipal
             Trust Receipts, Series 1997SGA-50, AMT, (MBIA Insured,
             Societe Generale SBPA),
             1.450% 05/01/16**##....................................         14,300

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
-----------------------------------------------------------------------------------
           CALIFORNIA -- (CONTINUED)
$ 10,500   San Francisco City and County, California Airport
             Commission International Airport Revenue, Series 1996,
             (FGIC Insured, Societe Generale SBPA),
             1.470% 05/01/21**##....................................   $     10,500
  10,000   San Francisco City and County, California Redevelopment
             Agency Multi-Family Housing Revenue, (3rd and Mission
             Street Project) Series 1999C, (Bayerische Hypotheken
             und Vereinsbank LOC),
             1.650% 07/01/34**......................................         10,000
   3,900   San Francisco City and County, California Redevelopment
             Agency Multi-Family Housing Revenue, (Bayside Village
             Project) Series 1985B, (Bank One Arizona, N.A. LOC),
             1.420% 12/01/05**......................................          3,900
   8,025   San Francisco City and County, California Redevelopment
             Agency Multi-Family Housing Revenue, (Maria Manor
             Apartments Project) Series 2000F, (Citibank, N.A. LOC),
             1.400% 12/01/33**......................................          8,025
  16,640   San Francisco City and County, California Redevelopment
             Agency Multi-Family Housing Revenue, (Notre Dame
             Apartments Project) Series 2000G, (Citibank, N.A. LOC),
             1.400% 12/01/33**......................................         16,640
   8,900   San Francisco City and County, California Redevelopment
             Agency Multi-Family Housing Revenue, (South Harbor
             Project) Series 1986, (Credit Local De France LOC),
             1.500% 12/01/16**......................................          8,900
   6,600   San Francisco, California City and County Multi-Family
             Housing Revenue, (8th and Howard Family Apartments)
             Series 2000B, AMT, (Citibank, N.A. LOC),
             1.550% 12/01/34**......................................          6,600
  10,000   San Francisco, California Public Utilities, (Bayerische
             Hypotheken und Vereinsbank LOC, State Street LOC, JP
             Morgan LOC),
             1.600% 06/26/02........................................         10,000
   1,600   Santa Ana, California Health Facilities Revenue, (Town
             and Country Project) Series 1990, (Banque Nationale de
             Paris LOC),
             1.450% 10/01/20**......................................          1,600
  12,860   Santa Clara County, California Transportation District,
             Revenue, Series 1985A, (AMBAC Insured, Credit Local de
             France LOC),
             1.400% 06/01/15**......................................         12,860

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS RESERVES MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
-----------------------------------------------------------------------------------
           CALIFORNIA -- (CONTINUED)
$  1,000   Saratoga, California Unified School District Certificates
             of Participation, (School Facility Bridge Funding)
             Series 2001, (FSA Insured, First Union National Bank
             SBPA),
             1.700% 09/01/26**......................................   $      1,000
  13,900   Simi Valley, California Community Development Agency
             Multi-Family Housing Revenue, Series 1985A, (FHLMC
             Collateral Agreement),
             1.450% 05/01/10**......................................         13,900
  36,610   South Coast, California Local Education Agencies, TRAN,
             (GO of Participants),
             3.250% 06/28/02........................................         36,663
  19,500   Southeast California Resource Recovery Facilities
             Authority Lease Revenue, (Morgan Guaranty Trust LOC,
             State Street Bank & Trust Company LOC),
             1.350% 12/01/18**......................................         19,500
   3,950   Southern California Public Power Authority Transmission
             Revenue Refunding, (Southern Transmission Project)
             Series 2000A, (FSA Insured, Westdeutsche Landesbanken
             SBPA),
             1.600% 07/01/23**......................................          3,950
  20,600   Southern California Public Power Authority Transmission
             Revenue, (Southern Transmission Project) Series 1991,
             (AMBAC Insured, Lloyds TSB Bank plc SBPA),
             1.250% 07/01/19**......................................         20,600
  28,300   Southern California Public Power Authority Transmission
             Revenue, (Transmission Project) Series 1992,
             Prerefunded,
             6.125% 07/01/18**......................................         29,194
   5,000   Southern California Public Power Authority, Revenue
             Refunding, (Southern Transmission Project) Series
             2001A, (FSA Insured, Dexia Credit Local LOC),
             1.600% 07/01/21**......................................          5,000
   4,030   Southern Kern, California Unified School District
             Certificates of Participation, (Building Program)
             Series 1998A, (FSA Insured, First Union National Bank
             SBPA),
             1.700% 09/01/26**......................................          4,030
  37,000   Stanislaus, California Waste-to-Energy Financing Agency
             Solid Waste Facilities, (Ogden Martin System Project)
             Series 2000, (MBIA Insured, Morgan Guaranty Trust
             SBPA),
             1.400% 01/01/10**......................................         37,000

PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
-----------------------------------------------------------------------------------
           CALIFORNIA -- (CONTINUED)
$  5,900   Sweetwater, California Unified High School District
             Certificate of Participation, Series 2001, (FSA
             Insured, First Union National Bank SBPA),
             1.700% 06/01/13**......................................   $      5,900
  10,220   Tustin, California Improvement Bond Act of 1915,
             (Reassessment District No. 95-2 Project) Series 1996A,
             (KBC Bank N.V. LOC),
             1.350% 09/02/13**......................................         10,220
   5,300   Union City, California Multi-Family Housing Revenue
             Refunding, (Mission Sierra Project) Series 1999A, (FNMA
             COLL AGMT/LIQ),
             1.400% 07/15/29**......................................          5,300
   8,100   Vacaville, California Multi-Family Mortgage Revenue,
             Series 1988, (FNMA Collateral Agreement),
             1.500% 07/15/18**......................................          8,100
   2,700   Vallecitos, California Water District Water Revenue,
             Certificates of Participation, (Oaks Reservoir Project)
             Series 1998, (Credit Local de France LOC),
             1.600% 07/01/30**......................................          2,700
   5,000   West Basin, California Municipal Water District Revenue
             Certificates of Participation, (Phase II Recycled Water
             Project) Series 1997B, (Bayerische Hypotheken und
             Vereinsbank LOC),
             1.300% 08/01/27**......................................          5,000
                                                                       ------------
                                                                          1,702,707
                                                                       ------------
           PUERTO RICO -- 5.8%
   8,505   Puerto Rico Commonwealth Highway and Transportation
             Authority Revenue, (AMBAC Insured, Merrill Lynch
             Liquidity Facility),
             2.750% 01/01/19**......................................          8,505
  21,330   Puerto Rico Commonwealth Infrastructure Financing
             Authority, Series 2000-2, (Toronto-Dominion Bank
             Liquidity Facility),
             1.400% 10/01/32**##....................................         21,330
   5,000   Puerto Rico Commonwealth Infrastructure Financing
             Authority, Series 2001, (Commerzbank LOC),
             2.730% 07/01/27**......................................          5,000
   9,725   Puerto Rico Infrastructure Financing Authority,
             1.430% 10/01/34**##....................................          9,725
   9,000   Puerto Rico Infrastructure Financing Authority,
             1.430% 10/01/34**##....................................          9,000
  12,203   Puerto Rico, GO,
             1.200% 05/08/02........................................         12,203

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                   VALUE
  (000)                                                                   (000)
-----------------------------------------------------------------------------------
           PUERTO RICO -- (CONTINUED)
$ 15,775   Puerto Rico,
             1.300% 04/08/02........................................   $     15,775
  17,885   Puerto Rico,
             1.150% 04/29/02........................................         17,885
   6,500   Puerto Rico,
             1.250% 06/12/02........................................          6,500
                                                                       ------------
                                                                            105,923
                                                                       ------------
           TOTAL MUNICIPAL BONDS AND NOTES
             (Cost $1,808,630)......................................      1,808,630
                                                                       ------------
           TOTAL INVESTMENTS
             (Cost $1,808,630*)..............................   99.5%     1,808,630
                                                                       ------------
           OTHER ASSETS AND LIABILITIES (NET)................    0.5%
           Interest receivable......................................   $     10,106
           Investment advisory fee payable..........................           (213)
           Administration fee payable...............................            (31)
           Shareholder servicing and distribution fees payable......           (585)
           Due to custodian.........................................           (107)
           Distributions payable....................................           (372)
           Accrued Trustees' fees and expenses......................            (48)
           Accrued expenses and other liabilities...................           (229)
                                                                       ------------
           TOTAL OTHER ASSETS AND LIABILITIES (NET).................          8,521
                                                                       ------------
           NET ASSETS........................................  100.0%  $  1,817,151
                                                                       ============
           NET ASSETS CONSIST OF:
           Undistributed net investment income......................   $         59
           Accumulated net realized gain on investments sold........            (22)
           Paid-in capital..........................................      1,817,114
                                                                       ------------
           NET ASSETS...............................................   $  1,817,151
                                                                       ============

                                                                          VALUE
-----------------------------------------------------------------------------------
           NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
           CAPITAL CLASS SHARES:
           ($102,039,743 / 102,043,022 shares outstanding)..........          $1.00
                                                                       ============
           TRUST CLASS SHARES:
           ($360,892,174 / 360,906,914 shares outstanding)..........          $1.00
                                                                       ============
           LIQUIDITY CLASS SHARES:
           ($1,149,564 / 1,149,615 shares outstanding)..............          $1.00
                                                                       ============
           ADVISER CLASS SHARES:
           ($298,268,061 / 298,239,489 shares outstanding)..........          $1.00
                                                                       ============
           INVESTOR CLASS SHARES:
           ($240,723,913 / 240,745,125 shares outstanding)..........          $1.00
                                                                       ============
           DAILY CLASS SHARES:
           ($814,077,045 / 814,092,891 shares outstanding)..........          $1.00
                                                                       ============
           INVESTOR B SHARES:
           ($11 / 11 shares outstanding)............................          $1.00
                                                                       ============
           INSTITUTIONAL SHARES:
           ($10 / 10 shares outstanding)............................          $1.00
                                                                       ============

---------------

 *Aggregate cost for federal tax purposes.

**Variable rate demand notes. The interest rate shown reflects the rate in effect at March 31, 2002. These securities are subject to demand features of either one, seven or thirty days.

##Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Nations California Tax-Exempt Fund had the following industry concentrations greater than 10% at March 31, 2002 (as a percentage of net assets):
   Housing Revenue                                                        28.33%
   Education Revenue                                                      15.84%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

NATIONS RESERVES MONEY MARKET FUNDS

Nations New York Tax-Exempt Reserves

  STATEMENT OF NET ASSETS                                     MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                            VALUE
  (000)                                                                            (000)
--------------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 102.4%
            NEW YORK -- 98.6%
 $  800     Babylon, New York, Industrial Development Agency, Resource
              Recovery Revenue, (Ogden Corporation - Babylon Project) Series
              1989, AMT, (United Bank of Switzerland LOC),
              1.470% 12/01/24**...............................................  $        800
    800     Erie County, New York Industrial Development Agency Civic
              Facilities Revenue, (DePaul Community Facilities, Inc. Project)
              Series 1996, (Key Bank of New York, N.A. LOC),
              1.600% 11/01/16**#..............................................           800
    300     Hempstead Town, New York GO, Series 1997, (AMBAC Insured),
              4.300% 02/15/03.................................................           307
    400     Monroe County, New York GO, BAN, Series 2002,
              2.500% 12/20/02.................................................           403
    800     Monroe County, New York Industrial Development Agency Civic
              Facilities Revenue, (Hillside Childrens Center Project) Series
              1998, (Key Bank, N.A. LOC),
              1.600% 08/01/18**#..............................................           800
    400     Nassau County, New York GO, Series 1999A,
              4.000% 06/01/02.................................................           402
    800     New York City, New York Housing Development Corporation,
              Multi-Family Housing Revenue, Series 1997A, (FNMA Collateral
              Agreement),
              1.500% 11/15/19**...............................................           800
    400     New York City, New York Transitional Finance Authority Revenue,
              Series 2002-4,
              2.500% 02/26/03.................................................           404
    247     New York City, New York Transportation Cultural Revenue, (Soloman
              R. Guggenheim Foundation Project) Series 1990B, (Westdeutsche
              Landesbank LOC),
              1.400% 12/01/15**...............................................           247
    325     New York State Energy Research and Development Authority PCR,
              (Rochester Gas and Electric Corporation Project) Series 1997A,
              (MBIA Insured, Credit Suisse First Boston SBPA),
              1.350% 08/01/32**...............................................           325
    800     New York State Energy Research and Development Authority PCR,
              (Rochester Gas and Electric Corporation Project) Series 1997B,
              (MBIA Insured, Credit Suisse First Boston SBPA),
              1.400% 08/01/32**...............................................           800
  1,000     New York State Environment Facilities Corporation State Clean
              Water and Drinking Revolving Revenue, (Pooled Financing Program
              Project) Series 2002,
              3.000% 04/15/02.................................................         1,001

PRINCIPAL
 AMOUNT                                                                            VALUE
  (000)                                                                            (000)
--------------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $  800     New York State Housing Finance Agency Revenue, (240 East 39th
              Street Housing Project) Series 1997, (FNMA LOC),
              1.450% 05/15/30**...............................................  $        800
    800     New York State Housing Finance Agency Revenue, (Normandie Court I
              Project) Series 1991, (Landesbank Hessen Thuringen LOC),
              1.350% 05/15/15**...............................................           800
    400     New York State Housing Finance Agency Revenue, Series 2002A, AMT,
              (Bayerische Hypotheken und Vereinsbank LOC),
              1.350% 11/01/33**...............................................           400
    800     New York State Local Assistance Corporation Revenue, Series 1994B,
              (Westdeutsche Landesbank LOC),
              1.400% 04/01/23**...............................................           800
    800     New York State Local Government Assistance Corporation Revenue,
              Series 1995D, (Societe Generale LOC),
              1.400% 04/01/25**...............................................           800
    660     New York State, Dormitory Authority Revenue, (Oxford University
              Press Inc. Project) Series 1996, (GO of Institution, Landesbank
              Hessen Thuringen LOC),
              1.350% 07/01/25**...............................................           660
    800     New York State, Job Development Authority State Guaranteed
              Revenue, Series 1988A-1-A-21,
              1.400% 03/01/03.................................................           800
    800     New York State, Local Government Assistance Corporation Revenue,
              Series 1995B, (Societe Generale LOC),
              1.300% 04/01/25**...............................................           800
    200     New York State, Tollway Authority Revenue, Series 2002A,
              3.250% 03/26/03.................................................           202
    800     New York, New York City Cultural Research Revenue Refunding,
              (American Museum National History Project) Series 1993A, (MBIA
              Insured, Landesbank Hessen Thuringen SBPA),
              1.300% 04/01/21**...............................................           800
    200     New York, New York City Housing Development Corporation
              Multi-Family Rental Housing Revenue, (Parkgate Development
              Project) Series 1998A, (FNMA Collateral Agreement),
              1.300% 10/15/28**...............................................           200
    800     New York, New York City Transitional Finance Authority Revenue,
              (Future Tax Secured Project) Series 1999B-1, (Morgan Guaranty
              Trust SBPA),
              1.400% 11/01/27**...............................................           800
    800     New York, New York City Transitional Finance Authority Revenue,
              (Future Tax Secured Project), Series 1998A-2, (Bank of Nova
              Scotia SBPA),
              1.450% 11/15/21**...............................................           800

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

Nations New York Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002


PRINCIPAL
 AMOUNT                                                                            VALUE
  (000)                                                                            (000)
--------------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $  200     New York, New York City Water and Sewer System Finance Authority
              Revenue, Series 2000C, (Dexia Credit Local SBPA),
              1.470% 06/15/33**...............................................  $        200
    655     New York, New York GO, Series 1992A,
              6.500% 08/01/14**...............................................           676
    600     New York, New York GO, Series 1992D, (FGIC Insured),
              1.350% 02/01/22**...............................................           600
    300     New York, New York GO, Series 1993A-4, (Bayerische Landesbank
              LOC),
              1.450% 08/01/22**...............................................           300
    800     New York, New York GO, Series 1993A-5,
              1.350% 08/01/15**...............................................           800
    405     New York, New York GO, Series 1993A-9,
              1.400% 08/01/18**...............................................           405
    400     New York, New York GO, Series 1993E-4, (State Street B&T Company
              LOC),
              1.500% 08/01/22**...............................................           400
    800     New York, New York GO, Series 2001A-8, (AMBAC Insured, Lloyds TSB
              Bank plc SBPA),
              1.450% 11/01/23**...............................................           800
    305     Suffolk County, New York Industrial Development Agency Revenue
              Refunding, (Target Rock Corporation Project), Series 1987,
              (Swiss Bank Corporation LOC),
              1.400% 02/01/07**...............................................           305
    300     Triborough Bridge and Tunnel Authority, New York General Purpose
              Revenue, Series 1996B, (GO of Authority Insured),
              4.400% 01/01/03.................................................           306
                                                                                ------------
                                                                                      20,543
                                                                                ------------
            PUERTO RICO -- 3.8%
    800     Puerto Rico,
              1.250% 06/12/02.................................................           800
                                                                                ------------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $21,343)..................................................        21,343
                                                                                ------------

                                                                                   VALUE
                                                                                   (000)
--------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS
              (Cost $21,343*)..........................................   102.4% $     21,343
                                                                                ------------
            OTHER ASSETS AND LIABILITIES (NET).........................   (2.4)%
            Cash..............................................................  $         88
            Interest receivable...............................................            50
            Receivable from investment advisor................................           107
            Investment advisory fee payable...................................           (36)
            Payable for investment securities purchased.......................          (602)
            Accrued Trustees' fees and expenses...............................            (2)
            Accrued expenses and other liabilities............................           (98)
                                                                                ------------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)..........................          (493)
                                                                                ------------
            NET ASSETS.................................................    100% $     20,850
                                                                                ============
            NET ASSETS CONSIST OF:
            Paid-in capital...................................................  $     20,850
                                                                                ------------
            NET ASSETS........................................................  $     20,850
                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS RESERVES MONEY MARKET FUNDS

Nations New York Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2002




                                                                                  VALUE
--------------------------------------------------------------------------------------------
            CAPITAL CLASS SHARES:
            ($20,015,329 / 20,015,329 shares outstanding).....................         $1.00
                                                                                       -----
                                                                                       -----

            TRUST CLASS SHARES:
            ($825,351 / 825,351 shares outstanding)...........................         $1.00
                                                                                       -----
                                                                                       -----

            LIQUIDITY CLASS SHARES:
            ($1,002 / 1,002 shares outstanding)...............................         $1.00
                                                                                       -----
                                                                                       -----

            ADVISER CLASS SHARES:
            ($1,002 / 1,002 shares outstanding)...............................         $1.00
                                                                                       -----
                                                                                       -----

            INVESTOR CLASS SHARES:
            ($1,002 / 1,002 shares outstanding)...............................         $1.00
                                                                                       -----
                                                                                       -----

            MARKET CLASS SHARES:
            ($1,002 / 1,002 shares outstanding)...............................         $1.00
                                                                                       -----
                                                                                       -----

            DAILY CLASS SHARES:
            ($1,001 / 1,001 shares outstanding)...............................         $1.00
                                                                                       -----
                                                                                       -----

            SERVICE CLASS SHARES:
            ($1,001 / 1,001 shares outstanding)...............................         $1.00
                                                                                       -----
                                                                                       -----

            INVESTOR B SHARES:
            ($1,001 / 1,001 shares outstanding)...............................         $1.00
                                                                                       -----
                                                                                       -----

            INVESTOR C SHARES:
            ($1,001 / 1,001 shares outstanding)...............................         $1.00
                                                                                       -----
                                                                                       -----

            INSTITUTIONAL SHARES:
            ($1,002 / 1,002 shares outstanding)...............................         $1.00
                                                                                       -----
                                                                                       -----

---------------

 *Aggregate cost for federal tax purposes.

 **
  Variable rate demand notes. The interest rate shown reflects the rate in effect at March 31, 2002. These securities are subject to demand features of either one, seven or thirty days.

 #Security not registered under the Securities Act of 1933, as amended.
  These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Nations New York Tax-Exempt Reserves had the following industry concentrations greater than 10% at March 31, 2002 (as a percentage of net assets):
   Housing Revenue                                                        14.39%
   Transportation Revenue                                                 10.55%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

ABBREVIATIONS:

AMBAC            American Municipal Bond Assurance
                   Corporation
AMT              Alternative Minimum Tax
BAN              Bond Anticipation Note
BECCS            Bearer Corpora Conversion System
FFCB             Federal Farm Credit Bank
FGIC             Financial Guaranty Insurance Corporation
FHA              Federal Housing Authority
FHLB             Federal Home Loan Bank
FHLMC            Federal Home Loan Mortgage Corporation
FNMA             Federal National Mortgage Association
FSA              Financial Security Assurance
GNMA             Government National Mortgage Association
GO               General Obligation
GTD STD LNS      Guaranteed Student Loan
GTY-AGMT         Guarantee Agreement
IDR              Industrial Development Revenue
LOC              Letter of Credit
MBIA             Municipal Bond Insurance Association
PCR              Pollution Control Revenue
RAN              Revenue Anticipation Note
SBPA             Standby Bond Purchase Agreement
SLMA             Student Loan Marketing Association
TRAN             Tax and Revenue Anticipation Note
VA               Veterans Administration

                      [This page intentionally left blank]

NATIONS RESERVES MONEY MARKET FUNDS

  STATEMENTS OF OPERATIONS

For the year ended March 31, 2002




                                                                     CASH           MONEY MARKET
                                                                   RESERVES           RESERVES
                                                                ---------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................    $    2,148,538     $      436,568
                                                                --------------     --------------
EXPENSES:
Investment advisory fee.....................................            98,726             21,194
Administration fee..........................................            65,817             14,130
Transfer agent fees.........................................             1,806                387
Custodian fees..............................................             3,545                721
Trustees' fees and expenses.................................                31                 31
Registration and filing fees................................             5,666              2,268
Legal and audit fees........................................               222                118
Interest expense............................................                 8                 --
Printing expense............................................             1,529                222
Other.......................................................               860                130
                                                                --------------     --------------
    Subtotal................................................           178,210             39,201
Shareholder servicing and distribution fees:
  Trust Class Shares........................................             2,330                393
  Institutional Class Shares................................               769                190
  Liquidity Class Shares....................................            15,038              5,436
  Adviser Class Shares......................................            17,924              1,947
  Investor Class Shares.....................................            21,276                275
  Market Class Shares.......................................            16,071              6,287
  Daily Class Shares........................................            85,192                 38
  Service Class Shares......................................            10,391              1,940
  Investor B Shares.........................................               396                 99
  Investor C Shares.........................................                18                  3
                                                                --------------     --------------
    Total expenses..........................................           347,615             55,809
Fees waived by investment advisor, administrator and/or
  distributor...............................................           (59,086)           (15,416)
Fees reduced by credits allowed by the custodian............               (85)               (54)
                                                                --------------     --------------
    Net expenses............................................           288,444             40,339
                                                                --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................         1,860,094            396,229
                                                                --------------     --------------
Net realized gain/(loss) on investments.....................             3,596              2,722
                                                                --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $    1,863,690     $      398,951
                                                                ==============     ==============

---------------

 * Amount represents less than $500.

(a)New York Tax-Exempt Reserves commenced operations on February 15, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 54

NATIONS RESERVES MONEY MARKET FUNDS

                                                         CALIFORNIA        NEW YORK
       TREASURY        GOVERNMENT       MUNICIPAL        TAX-EXEMPT       TAX-EXEMPT
       RESERVES         RESERVES         RESERVES         RESERVES       RESERVES(A)
--------------------------------------------------------------------------------------

    $      280,710   $      155,715   $       47,247   $       36,746   $           31
    --------------   --------------   --------------   --------------   --------------

            13,458            7,711            3,067            2,555                4
             8,972            5,141            2,044            1,704                3
               243              146               58               45               --*
               502              295              122               94               --*
                31               31               31               31                2
               751              781              344               26               13
               103              103               90               94               45
                --               --               --               --               --
               193              158              218              187               45
               212               98               89               34                2
    --------------   --------------   --------------   --------------   --------------
            24,465           14,464            6,063            4,770              114

               442              289              505              326               --*
                53               86                9               --*              --
             3,214            2,247              444               13               --*
             5,513            2,473              410              758               --*
             2,567            2,678              197              906               --
             6,086            2,311              867               --               --*
             6,941            1,878            3,825            4,677               --*
             3,448              319              349               --               --*
                 2               18                1               --*              --*
                --                3               --*              --               --*
    --------------   --------------   --------------   --------------   --------------
            52,731           26,766           12,670           11,450              114
            (9,158)          (6,008)          (2,353)          (1,372)            (109)
               (38)             (26)              --               --               --
    --------------   --------------   --------------   --------------   --------------
            43,535           20,732           10,317           10,078                5
    --------------   --------------   --------------   --------------   --------------
           237,175          134,983           36,930           26,668               26
    --------------   --------------   --------------   --------------   --------------
               370              658               89              (10)              --
    --------------   --------------   --------------   --------------   --------------
    $      237,545   $      135,641   $       37,019   $       26,658   $           26
    ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                  CASH RESERVES                    MONEY MARKET RESERVES
                                                        ---------------------------------     --------------------------------
                                                          YEAR ENDED         YEAR ENDED         YEAR ENDED        YEAR ENDED
                                                           3/31/02            3/31/01            3/31/02           3/31/01
                                                        ----------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss)........................    $    1,860,094     $    2,640,641     $      396,229    $      502,505
Net realized gain/(loss) on investments.............             3,596                179              2,722               (12)
                                                        --------------     --------------     --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations........................................         1,863,690          2,640,820            398,951           502,493
Distributions to shareholders from net investment
  income:
  Capital Class Shares..............................          (809,617)          (787,904)          (292,125)         (334,604)
  Institutional Class Shares........................           (50,658)            (7,119)           (13,696)           (4,332)
  Trust Class Shares................................           (72,520)          (120,416)            (8,704)           (2,106)
  Liquidity Class Shares............................           (52,708)           (94,937)           (19,367)          (33,375)
  Adviser Class Shares..............................          (204,851)          (297,847)           (21,424)          (37,269)
  Investor Class Shares.............................          (178,840)          (452,859)            (2,369)           (1,952)
  Market Class Shares...............................           (96,440)          (176,826)           (36,941)          (80,338)
  Daily Class Shares................................          (373,303)          (665,980)              (159)             (265)
  Service Class Shares..............................           (22,222)           (36,085)            (4,251)           (8,122)
  Investor B Shares.................................              (706)              (636)              (167)             (140)
  Investor C Shares.................................               (32)               (34)                (5)               (2)
Net increase/(decrease) in net assets from shares of
  beneficial interest transactions..................        21,453,429         20,581,223          6,030,999         3,382,151
                                                        --------------     --------------     --------------    --------------
Net increase/(decrease) in net assets...............        21,455,222         20,581,400          6,030,742         3,382,139
NET ASSETS:
Beginning of period.................................        57,242,076         36,660,676         10,054,397         6,672,258
                                                        --------------     --------------     --------------    --------------
End of period.......................................    $   78,697,298     $   57,242,076     $   16,085,139    $   10,054,397
                                                        ==============     ==============     ==============    ==============
Undistributed net investment income at end of
  period............................................    $           62     $           25     $           --    $           28
                                                        ==============     ==============     ==============    ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 56

NATIONS RESERVES MONEY MARKET FUNDS

         TREASURY RESERVES                  GOVERNMENT RESERVES               MUNICIPAL RESERVES
-----------------------------------   -------------------------------   -------------------------------
      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
       3/31/02          3/31/01          3/31/02          3/31/01          3/31/02          3/31/01
-------------------------------------------------------------------------------------------------------

    $      237,175   $      433,793   $      134,983   $      145,186   $       36,930   $       55,631
               370               94              658              114               89                5
    --------------   --------------   --------------   --------------   --------------   --------------
           237,545          433,887          135,641          145,300           37,019           55,636

           (63,160)         (83,062)         (47,374)         (32,120)          (7,583)          (7,021)
            (3,163)            (608)          (6,152)          (2,298)            (369)            (338)
           (13,117)         (26,997)          (8,344)          (8,678)         (10,262)         (17,950)
           (10,202)         (26,244)          (8,283)         (21,965)          (1,084)          (2,369)
           (59,228)         (94,314)         (27,374)         (32,013)          (3,082)          (3,604)
           (19,665)         (56,909)         (16,826)          (9,210)          (1,047)          (2,012)
           (34,858)         (81,182)         (12,930)         (25,362)          (3,107)          (5,638)
           (27,281)         (50,590)          (7,089)         (12,508)          (9,908)         (16,473)
            (6,939)         (13,878)            (607)          (1,004)            (387)            (223)
                (4)              (9)             (26)             (17)              (1)              (3)
                --               --               (3)             (11)              --*              --*

         3,231,438        1,372,723          971,803        2,311,982          555,246           95,282
    --------------   --------------   --------------   --------------   --------------   --------------
         3,231,366        1,372,817          972,436        2,312,096          555,435           95,287

         7,908,650        6,535,833        4,100,585        1,788,489        1,605,889        1,510,602
    --------------   --------------   --------------   --------------   --------------   --------------
    $   11,140,016   $    7,908,650   $    5,073,021   $    4,100,585   $    2,161,324   $    1,605,889
    ==============   ==============   ==============   ==============   ==============   ==============
    $           71   $           --   $           --   $           --   $          100   $           --
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                                                         NEW YORK
                                                                                                        TAX-EXEMPT
                                                                 CALIFORNIA TAX-EXEMPT RESERVES          RESERVES
                                                                ---------------------------------     --------------
                                                                  YEAR ENDED         YEAR ENDED        PERIOD ENDED
                                                                   3/31/02            3/31/01           3/31/02(A)
                                                                ----------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................    $       26,668     $       52,734     $           26
Net realized gain/(loss) on investments.....................               (10)               227                 --
                                                                --------------     --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................            26,658             52,961                 26
Distributions to shareholders from net investment income:
  Capital Class Shares......................................              (477)                (1)               (25)
  Institutional Class Shares................................                (2)                --*                --*
  Trust Class Shares........................................            (6,110)           (11,192)                (1)
  Liquidity Class Shares....................................               (21)                --                 --*
  Adviser Class Shares......................................            (5,312)           (14,676)                --*
  Investor Class Shares.....................................            (4,140)            (7,990)                --*
  Market Class Shares.......................................                --                 --                 --*
  Daily Class Shares........................................           (10,701)           (18,878)                --
  Service Class Shares......................................                --                 --                 --
  Investor B Shares.........................................                --*                --*                --
  Investor C Shares.........................................                --                 --                 --
Net increase/(decrease) in net assets from shares of
  beneficial interest transactions..........................           176,498            (98,352)            20,850
                                                                --------------     --------------     --------------
Net increase/(decrease) in net assets.......................           176,393            (98,128)            20,850
NET ASSETS
Beginning of period.........................................         1,640,758          1,738,886                 --
                                                                --------------     --------------     --------------
End of period...............................................    $    1,817,151     $    1,640,758     $       20,850
                                                                ==============     ==============     ==============
Undistributed net investment income at end of period........    $           59     $           57     $           --
                                                                ==============     ==============     ==============

---------------

 * Amount represents less than $500.

(a)New York Tax-Exempt Reserves commenced operations on February 15, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 58

NATIONS RESERVES MONEY MARKET FUNDS

  STATEMENT OF CASH FLOWS

For the year ended March 31, 2002

                                                                     TREASURY RESERVES
                                                                           (000)
                                                                ---------------------------
CASH FLOWS FROM OPERATING AND INVESTING ACTIVITIES:
  Investment income received................................    $    250,597
  Payment of operating expenses.............................         (42,276)
  Net decrease from reverse repurchase agreements
    outstanding.............................................      (1,577,746)
  Net purchases of short-term investments...................      (1,615,498)
                                                                ------------
Cash used in operating and investing activities.............                    $(2,984,923)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from Fund shares sold............................      81,450,647
  Payment for shares redeemed...............................     (78,335,062)
  Distributions paid*.......................................        (130,661)
                                                                ------------
Cash provided by financing activities.......................                      2,984,924
                                                                                -----------
  Increase in cash..........................................                              1
  Cash at beginning of year.................................                             --
                                                                                -----------
  Cash at end of year.......................................                    $         1
                                                                                ===========
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS
  TO CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:
Net increase in net assets resulting from operations........                    $   237,545
  Increase in investments...................................    $ (1,374,493)
  Decrease in payable for reverse repurchase agreement
    transactions............................................      (1,577,746)
  Increase in interest and dividends receivable.............         (26,488)
  Increase in receivable for investments sold...............        (245,000)
  Increase in accrued expenses and other payables...........           1,259
                                                                ------------
                                                                                 (3,222,468)
                                                                                -----------
Cash used in operating and investing activities.............                    $(2,984,923)
                                                                                ===========

---------------

* Non-cash activities include reinvestment of dividends of $115,853.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY*


                                                                        CASH RESERVES
                                                              ----------------------------------
                                                                YEAR ENDED         YEAR ENDED
                                                              MARCH 31, 2002     MARCH 31, 2001
                                                              ----------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
  Sold......................................................   $ 409,864,334      $ 224,817,118
  Issued as reinvestment of dividends.......................         400,213            432,286
  Redeemed..................................................    (391,070,973)      (213,854,542)
                                                               -------------      -------------
  Net increase/(decrease)...................................   $  19,193,574      $  11,394,862
                                                               =============      =============
INSTITUTIONAL CLASS SHARES:+
  Sold......................................................   $  22,112,144      $   3,302,294
  Issued as reinvestment of dividends.......................          26,218              3,832
  Redeemed..................................................     (19,531,727)        (2,655,011)
                                                               -------------      -------------
  Net increase/(decrease)...................................   $   2,606,635      $     651,115
                                                               =============      =============
TRUST CLASS SHARES:
  Sold......................................................   $   7,411,073      $   4,283,411
  Issued as reinvestment of dividends.......................             416                 --
  Redeemed..................................................      (7,401,508)        (3,326,358)
                                                               -------------      -------------
  Net increase/(decrease)...................................   $       9,981      $     957,053
                                                               =============      =============
LIQUIDITY CLASS SHARES:
  Sold......................................................   $  16,140,974      $  19,973,701
  Issued as reinvestment of dividends.......................          46,158             60,897
  Redeemed..................................................     (15,921,390)       (19,954,688)
                                                               -------------      -------------
  Net increase/(decrease)...................................   $     265,742      $      79,910
                                                               =============      =============
ADVISER CLASS SHARES:
  Sold......................................................   $  64,620,998      $  73,152,129
  Issued as reinvestment of dividends.......................         123,674            212,506
  Redeemed..................................................     (62,810,590)       (72,205,837)
                                                               -------------      -------------
  Net increase/(decrease)...................................   $   1,934,082      $   1,158,798
                                                               =============      =============
INVESTOR CLASS SHARES:
  Sold......................................................   $   6,098,275      $   8,913,169
  Issued as reinvestment of dividends.......................         169,610            441,418
  Redeemed..................................................      (8,887,786)        (8,836,908)
                                                               -------------      -------------
  Net increase/(decrease)...................................   $  (2,619,901)     $     517,679
                                                               =============      =============
MARKET CLASS SHARES:
  Sold......................................................   $   5,735,740      $   7,564,823
  Issued as reinvestment of dividends.......................             966                723
  Redeemed..................................................      (5,235,076)        (7,001,677)
                                                               -------------      -------------
  Net increase/(decrease)...................................   $     501,630      $     563,869
                                                               =============      =============
DAILY CLASS SHARES:
  Sold......................................................   $  68,651,594      $  92,735,162
  Issued as reinvestment of dividends.......................         345,423            647,774
  Redeemed..................................................     (69,568,748)       (88,546,095)
                                                               -------------      -------------
  Net increase/(decrease)...................................   $    (571,731)     $   4,836,841
                                                               =============      =============
SERVICE CLASS SHARES:
  Sold......................................................   $  10,920,412      $  12,714,469
  Issued as reinvestment of dividends.......................           7,561             19,635
  Redeemed..................................................     (10,804,243)       (12,332,913)
                                                               -------------      -------------
  Net increase/(decrease)...................................   $     123,730      $     401,191
                                                               =============      =============
INVESTOR B SHARES:
  Sold......................................................   $      43,549      $      35,425
  Issued as reinvestment of dividends.......................             641                570
  Redeemed..................................................         (34,144)           (17,462)
                                                               -------------      -------------
  Net increase/(decrease)...................................   $      10,046      $      18,533
                                                               =============      =============
INVESTOR C SHARES:
  Sold......................................................   $       6,646      $       7,715
  Issued as reinvestment of dividends.......................              27                 24
  Redeemed..................................................          (7,032)            (6,367)
                                                               -------------      -------------
  Net increase/(decrease)...................................   $        (359)     $       1,372
                                                               =============      =============
  Total net increase/(decrease).............................   $  21,453,429      $  20,581,223
                                                               =============      =============

---------------

*Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

+Cash Reserves Institutional Class Shares commenced operations on November 30,
 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 60

NATIONS RESERVES MONEY MARKET FUNDS

                                                                    MONEY MARKET RESERVES
                                                              ---------------------------------
                                                                YEAR ENDED        YEAR ENDED
                                                              MARCH 31, 2002    MARCH 31, 2001
                                                              ---------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
  Sold......................................................   $ 108,419,224     $ 69,865,549
  Issued as reinvestment of dividends.......................         153,586          217,545
  Redeemed..................................................    (103,591,271)     (68,044,184)
                                                               -------------     ------------
  Net increase/(decrease)...................................   $   4,981,539     $  2,038,910
                                                               =============     ============
INSTITUTIONAL CLASS SHARES:+
  Sold......................................................   $   3,926,342     $  1,895,717
  Issued as reinvestment of dividends.......................           8,856            2,531
  Redeemed..................................................      (3,974,537)      (1,323,280)
                                                               -------------     ------------
  Net increase/(decrease)...................................   $     (39,339)    $    574,968
                                                               =============     ============
TRUST CLASS SHARES:
  Sold......................................................   $   2,756,173     $    483,126
  Issued as reinvestment of dividends.......................              80               --
  Redeemed..................................................      (1,511,803)        (415,743)
                                                               -------------     ------------
  Net increase/(decrease)...................................   $   1,244,450     $     67,383
                                                               =============     ============
LIQUIDITY CLASS SHARES:
  Sold......................................................   $   5,093,855     $  6,067,482
  Issued as reinvestment of dividends.......................          17,188           29,147
  Redeemed..................................................      (5,630,325)      (5,957,552)
                                                               -------------     ------------
  Net increase/(decrease)...................................   $    (519,282)    $    139,077
                                                               =============     ============
ADVISER CLASS SHARES:
  Sold......................................................   $   6,225,096     $  6,130,144
  Issued as reinvestment of dividends.......................          16,697           33,199
  Redeemed..................................................      (5,896,274)      (6,094,892)
                                                               -------------     ------------
  Net increase/(decrease)...................................   $     345,519     $     68,451
                                                               =============     ============
INVESTOR CLASS SHARES:
  Sold......................................................   $      53,788     $    129,285
  Issued as reinvestment of dividends.......................              56               76
  Redeemed..................................................        (100,072)         (38,983)
                                                               -------------     ------------
  Net increase/(decrease)...................................   $     (46,228)    $     90,378
                                                               =============     ============
MARKET CLASS SHARES:
  Sold......................................................   $   2,149,500     $  3,301,063
  Issued as reinvestment of dividends.......................              --               --
  Redeemed..................................................      (2,020,500)      (3,029,063)
                                                               -------------     ------------
  Net increase/(decrease)...................................   $     129,000     $    272,000
                                                               =============     ============
DAILY CLASS SHARES:
  Sold......................................................   $      27,797     $     17,017
  Issued as reinvestment of dividends.......................             158              264
  Redeemed..................................................         (31,016)         (14,245)
                                                               -------------     ------------
  Net increase/(decrease)...................................   $      (3,061)    $      3,036
                                                               =============     ============
SERVICE CLASS SHARES:
  Sold......................................................   $     967,237     $  1,136,946
  Issued as reinvestment of dividends.......................               8               --
  Redeemed..................................................      (1,031,411)      (1,014,286)
                                                               -------------     ------------
  Net increase/(decrease)...................................   $     (64,166)    $    122,660
                                                               =============     ============
INVESTOR B SHARES:
  Sold......................................................   $       9,545     $      9,053
  Issued as reinvestment of dividends.......................             153              121
  Redeemed..................................................          (7,199)          (4,207)
                                                               -------------     ------------
  Net increase/(decrease)...................................   $       2,499     $      4,967
                                                               =============     ============
INVESTOR C SHARES:
  Sold......................................................   $         486     $      1,102
  Issued as reinvestment of dividends.......................               5                1
  Redeemed..................................................            (423)            (782)
                                                               -------------     ------------
  Net increase/(decrease)...................................   $          68     $        321
                                                               =============     ============
  Total net increase/(decrease).............................   $   6,030,999     $  3,382,151
                                                               =============     ============

---------------

*Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

+Money Market Reserves Institutional Class Shares commenced operations on
 November 17, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                     TREASURY RESERVES
                                                              -------------------------------
                                                                YEAR ENDED       YEAR ENDED
                                                              MARCH 31, 2002   MARCH 31, 2001
                                                              -------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
  Sold......................................................   $ 21,564,285     $ 14,347,176
  Issued as reinvestment of dividends.......................         40,741           52,817
  Redeemed..................................................    (19,790,127)     (13,526,386)
                                                               ------------     ------------
  Net increase/(decrease)...................................   $  1,814,899     $    873,607
                                                               ============     ============
INSTITUTIONAL CLASS SHARES:+
  Sold......................................................   $  1,678,781     $    149,929
  Issued as reinvestment of dividends.......................          2,778              444
  Redeemed..................................................     (1,327,853)        (120,801)
                                                               ------------     ------------
  Net increase/(decrease)...................................   $    353,706     $     29,572
                                                               ============     ============
TRUST CLASS SHARES:
  Sold......................................................   $  2,693,547     $  2,934,101
  Issued as reinvestment of dividends.......................             62               --
  Redeemed..................................................     (2,609,923)      (3,124,592)
                                                               ------------     ------------
  Net increase/(decrease)...................................   $     83,686     $   (190,491)
                                                               ============     ============
LIQUIDITY CLASS SHARES:
  Sold......................................................   $  2,015,767     $  3,539,636
  Issued as reinvestment of dividends.......................          7,613           16,337
  Redeemed..................................................     (2,002,088)      (3,571,889)
                                                               ------------     ------------
  Net increase/(decrease)...................................   $     21,292     $    (15,916)
                                                               ============     ============
ADVISER CLASS SHARES:
  Sold......................................................   $ 27,701,281     $ 31,384,727
  Issued as reinvestment of dividends.......................         28,272           59,423
  Redeemed..................................................    (27,079,449)     (30,986,538)
                                                               ------------     ------------
  Net increase/(decrease)...................................   $    650,104     $    457,612
                                                               ============     ============
INVESTOR CLASS SHARES:
  Sold......................................................   $  1,294,420     $  2,687,355
  Issued as reinvestment of dividends.......................         16,022           39,011
  Redeemed..................................................     (1,321,657)      (2,599,436)
                                                               ------------     ------------
  Net increase/(decrease)...................................   $    (11,215)    $    126,930
                                                               ============     ============
MARKET CLASS SHARES:
  Sold......................................................   $  2,061,500     $  3,861,000
  Issued as reinvestment of dividends.......................             --               --
  Redeemed..................................................     (2,049,500)      (4,003,000)
                                                               ------------     ------------
  Net increase/(decrease)...................................   $     12,000     $   (142,000)
                                                               ============     ============
DAILY CLASS SHARES:
  Sold......................................................   $ 17,292,506     $ 24,898,080
  Issued as reinvestment of dividends.......................         18,356           44,119
  Redeemed..................................................    (16,991,018)     (24,808,149)
                                                               ------------     ------------
  Net increase/(decrease)...................................   $    319,844     $    134,050
                                                               ============     ============
SERVICE CLASS SHARES:
  Sold......................................................   $  5,148,381     $  5,344,186
  Issued as reinvestment of dividends.......................          2,005            5,749
  Redeemed..................................................     (5,163,206)      (5,250,733)
                                                               ------------     ------------
  Net increase/(decrease)...................................   $    (12,820)    $     99,202
                                                               ============     ============
INVESTOR B SHARES:
  Sold......................................................   $        179     $        242
  Issued as reinvestment of dividends.......................              4                9
  Redeemed..................................................           (241)             (94)
                                                               ------------     ------------
  Net increase/(decrease)...................................   $        (58)    $        157
                                                               ============     ============
  Total net increase/(decrease).............................   $  3,231,438     $  1,372,723
                                                               ============     ============

---------------

*Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

+Treasury Reserves Institutional Class Shares commenced operations on November
 21, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 62

NATIONS RESERVES MONEY MARKET FUNDS

                                                                    GOVERNMENT RESERVES
                                                              -------------------------------
                                                                YEAR ENDED       YEAR ENDED
                                                              MARCH 31, 2002   MARCH 31, 2001
                                                              -------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
  Sold......................................................   $ 13,012,207     $ 4,361,085
  Issued as reinvestment of dividends.......................         41,330          27,059
  Redeemed..................................................    (12,087,323)     (3,917,369)
                                                               ------------     -----------
  Net increase/(decrease)...................................   $    966,214     $   470,775
                                                               ============     ===========
INSTITUTIONAL CLASS SHARES:+
  Sold......................................................   $  1,420,005     $   581,244
  Issued as reinvestment of dividends.......................          3,748           1,402
  Redeemed..................................................     (1,597,312)       (322,560)
                                                               ------------     -----------
  Net increase/(decrease)...................................   $   (173,559)    $   260,086
                                                               ============     ===========
TRUST CLASS SHARES:
  Sold......................................................   $    476,644     $   549,603
  Issued as reinvestment of dividends.......................             --              --
  Redeemed..................................................       (410,196)       (452,348)
                                                               ------------     -----------
  Net increase/(decrease)...................................   $     66,448     $    97,255
                                                               ============     ===========
LIQUIDITY CLASS SHARES:
  Sold......................................................   $  2,013,626     $ 2,519,862
  Issued as reinvestment of dividends.......................          6,116          19,496
  Redeemed..................................................     (2,323,560)     (2,211,622)
                                                               ------------     -----------
  Net increase/(decrease)...................................   $   (303,818)    $   327,736
                                                               ============     ===========
ADVISER CLASS SHARES:
  Sold......................................................   $  3,600,483     $ 3,041,986
  Issued as reinvestment of dividends.......................         26,369          30,143
  Redeemed..................................................     (4,022,971)     (2,358,503)
                                                               ------------     -----------
  Net increase/(decrease)...................................   $   (396,119)    $   713,626
                                                               ============     ===========
INVESTOR CLASS SHARES:
  Sold......................................................   $  1,973,152     $   907,893
  Issued as reinvestment of dividends.......................         16,529           8,719
  Redeemed..................................................     (1,319,792)       (696,801)
                                                               ------------     -----------
  Net increase/(decrease)...................................   $    669,889     $   219,811
                                                               ============     ===========
MARKET CLASS SHARES:
  Sold......................................................   $  1,504,875     $ 1,421,000
  Issued as reinvestment of dividends.......................              5              --
  Redeemed..................................................     (1,431,880)     (1,303,000)
                                                               ------------     -----------
  Net increase/(decrease)...................................   $     73,000     $   118,000
                                                               ============     ===========
DAILY CLASS SHARES:
  Sold......................................................   $    883,088     $   783,695
  Issued as reinvestment of dividends.......................          7,085          12,508
  Redeemed..................................................       (832,861)       (707,806)
                                                               ------------     -----------
  Net increase/(decrease)...................................   $     57,312     $    88,397
                                                               ============     ===========
SERVICE CLASS SHARES:
  Sold......................................................   $    118,000     $   129,689
  Issued as reinvestment of dividends.......................             --              --
  Redeemed..................................................       (107,500)       (113,689)
                                                               ------------     -----------
  Net increase/(decrease)...................................   $     10,500     $    16,000
                                                               ============     ===========
INVESTOR B SHARES:
  Sold......................................................   $      2,268     $     1,561
  Issued as reinvestment of dividends.......................             25              14
  Redeemed..................................................         (1,178)           (693)
                                                               ------------     -----------
  Net increase/(decrease)...................................   $      1,115     $       882
                                                               ============     ===========
INVESTOR C SHARES:
  Sold......................................................   $        980     $       206
  Issued as reinvestment of dividends.......................              1               3
  Redeemed..................................................           (160)           (795)
                                                               ------------     -----------
  Net increase/(decrease)...................................   $        821     $      (586)
                                                               ============     ===========
  Total net increase/(decrease).............................   $    971,803     $ 2,311,982
                                                               ============     ===========

---------------

*Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

+Government Reserves Institutional Class Shares commenced operations on November
 21, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                    MUNICIPAL RESERVES
                                                              -------------------------------
                                                                YEAR ENDED       YEAR ENDED
                                                              MARCH 31, 2002   MARCH 31, 2001
                                                              -------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
  Sold......................................................   $ 3,509,609      $ 2,016,784
  Issued as reinvestment of dividends.......................         4,752            2,217
  Redeemed..................................................    (3,203,194)      (2,046,447)
                                                               -----------      -----------
  Net increase/(decrease)...................................   $   311,167      $   (27,446)
                                                               ===========      ===========
INSTITUTIONAL CLASS SHARES:+
  Sold......................................................   $   334,538      $    75,300
  Issued as reinvestment of dividends.......................           175              310
  Redeemed..................................................      (265,398)         (59,494)
                                                               -----------      -----------
  Net increase/(decrease)...................................   $    69,315      $    16,116
                                                               ===========      ===========
TRUST CLASS SHARES:
  Sold......................................................   $   932,460      $   818,929
  Issued as reinvestment of dividends.......................           118               --
  Redeemed..................................................      (929,081)        (857,572)
                                                               -----------      -----------
  Net increase/(decrease)...................................   $     3,497      $   (38,643)
                                                               ===========      ===========
LIQUIDITY CLASS SHARES:
  Sold......................................................   $   195,550      $   435,368
  Issued as reinvestment of dividends.......................         1,079            2,310
  Redeemed..................................................      (186,473)        (491,159)
                                                               -----------      -----------
  Net increase/(decrease)...................................   $    10,156      $   (53,481)
                                                               ===========      ===========
ADVISER CLASS SHARES:
  Sold......................................................   $   542,205      $   381,155
  Issued as reinvestment of dividends.......................         3,011            3,502
  Redeemed..................................................      (516,476)        (332,362)
                                                               -----------      -----------
  Net increase/(decrease)...................................   $    28,740      $    52,295
                                                               ===========      ===========
INVESTOR CLASS SHARES:
  Sold......................................................   $    98,388      $    91,839
  Issued as reinvestment of dividends.......................         1,042            2,006
  Redeemed..................................................      (108,428)        (101,608)
                                                               -----------      -----------
  Net increase/(decrease)...................................   $    (8,998)     $    (7,763)
                                                               ===========      ===========
MARKET CLASS SHARES:
  Sold......................................................   $   854,023      $   752,000
  Issued as reinvestment of dividends.......................            12               --
  Redeemed..................................................      (800,035)        (732,000)
                                                               -----------      -----------
  Net increase/(decrease)...................................   $    54,000      $    20,000
                                                               ===========      ===========
DAILY CLASS SHARES:
  Sold......................................................   $   979,066      $   834,130
  Issued as reinvestment of dividends.......................         9,896           16,474
  Redeemed..................................................      (906,696)        (725,373)
                                                               -----------      -----------
  Net increase/(decrease)...................................   $    82,266      $   125,231
                                                               ===========      ===========
SERVICE CLASS SHARES:
  Sold......................................................   $   222,300      $    37,600
  Issued as reinvestment of dividends.......................            --               --
  Redeemed..................................................      (217,300)         (28,600)
                                                               -----------      -----------
  Net increase/(decrease)...................................   $     5,000      $     9,000
                                                               ===========      ===========
INVESTOR B SHARES:
  Sold......................................................   $        58      $        23
  Issued as reinvestment of dividends.......................             1                2
  Redeemed..................................................           (51)             (52)
                                                               -----------      -----------
  Net increase/(decrease)...................................   $         8      $       (27)
                                                               ===========      ===========
INVESTOR C SHARES:+
  Sold......................................................   $        95      $        --
  Issued as reinvestment of dividends.......................            --               --
  Redeemed..................................................            --               --
                                                               -----------      -----------
  Net increase/(decrease)...................................   $        95      $        --
                                                               ===========      ===========
  Total net increase/(decrease).............................   $   555,246      $    95,282
                                                               ===========      ===========

---------------

*Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

+Municipal Reserves Institutional Class and Investor C Shares commenced operations on November 21, 2000 and March 28, 2002, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 64

NATIONS RESERVES MONEY MARKET FUNDS

                                                              CALIFORNIA TAX-EXEMPT RESERVES
                                                              -------------------------------
                                                                YEAR ENDED       YEAR ENDED
                                                              MARCH 31, 2002   MARCH 31, 2001
                                                              -------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:+
  Sold......................................................   $   156,196      $    11,030
  Issued as reinvestment of dividends.......................           479               --
  Redeemed..................................................       (54,662)         (11,000)
                                                               -----------      -----------
  Net increase/(decrease)...................................   $   102,013      $        30
                                                               ===========      ===========
INSTITUTIONAL CLASS SHARES:+
  Sold......................................................   $         1      $     1,000
  Issued as reinvestment of dividends.......................            --               --
  Redeemed..................................................        (1,001)              --
                                                               -----------      -----------
  Net increase/(decrease)...................................   $    (1,000)     $     1,000
                                                               ===========      ===========
TRUST CLASS SHARES:
  Sold......................................................   $   539,965      $   615,182
  Issued as reinvestment of dividends.......................            37               --
  Redeemed..................................................      (517,890)        (671,243)
                                                               -----------      -----------
  Net increase/(decrease)...................................   $    22,112      $   (56,061)
                                                               ===========      ===========
LIQUIDITY CLASS SHARES:+
  Sold......................................................   $    15,414      $        --
  Issued as reinvestment of dividends.......................            21               --
  Redeemed..................................................       (14,286)              --
                                                               -----------      -----------
  Net increase/(decrease)...................................   $     1,149      $        --
                                                               ===========      ===========
ADVISER CLASS SHARES:
  Sold......................................................   $   584,449      $ 1,190,750
  Issued as reinvestment of dividends.......................         5,280           14,460
  Redeemed..................................................      (610,181)      (1,246,894)
                                                               -----------      -----------
  Net increase/(decrease)...................................   $   (20,452)     $   (41,684)
                                                               ===========      ===========
INVESTOR CLASS SHARES:
  Sold......................................................   $   501,654      $   633,106
  Issued as reinvestment of dividends.......................         4,139            7,989
  Redeemed..................................................      (491,546)        (698,674)
                                                               -----------      -----------
  Net increase/(decrease)...................................   $    14,247      $   (57,579)
                                                               ===========      ===========
DAILY CLASS SHARES:
  Sold......................................................   $ 1,422,764      $ 1,070,113
  Issued as reinvestment of dividends.......................        10,630           18,876
  Redeemed..................................................    (1,374,901)      (1,033,111)
                                                               -----------      -----------
  Net increase/(decrease)...................................   $    58,493      $    55,878
                                                               ===========      ===========
INVESTOR B SHARES:+
  Sold......................................................   $        --      $        64
  Issued as reinvestment of dividends.......................            --**             --
  Redeemed..................................................           (64)              --
                                                               -----------      -----------
  Net increase/(decrease)...................................   $       (64)     $        64
                                                               ===========      ===========
  Total net increase/(decrease).............................   $   176,498      $   (98,352)
                                                               ===========      ===========

---------------

 *Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

 **
  Amount represents less than 500 shares and/or $500, as applicable.

 +California Tax Exempt Reserves Capital Class, Institutional Class, Liquidity
  Class and Investor B Shares commenced operations on October 3, 2000, March 28, 2001, August 10, 2001 and December 29, 2000, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                 NEW YORK
                                                                TAX-EXEMPT
                                                                 RESERVES
                                                              ---------------
                                                               PERIOD ENDED
                                                              MARCH 31, 2002
                                                              ---------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:+
 Sold.......................................................      $19,990
 Issued as reinvestment of dividends........................           25
 Redeemed...................................................           --
                                                                  -------
 Net increase/(decrease)....................................      $20,015
                                                                  =======
INSTITUTIONAL CLASS SHARES:+
 Sold.......................................................      $     1
 Issued as reinvestment of dividends........................           --**
 Redeemed...................................................           --
                                                                  -------
 Net increase/(decrease)....................................      $     1
                                                                  =======
TRUST CLASS SHARES:+
 Sold.......................................................      $ 1,029
 Issued as reinvestment of dividends........................            1
 Redeemed...................................................         (204)
                                                                  -------
 Net increase/(decrease)....................................      $   826
                                                                  =======
LIQUIDITY CLASS SHARES:+
 Sold.......................................................      $     1
 Issued as reinvestment of dividends........................           --**
 Redeemed...................................................           --
                                                                  -------
 Net increase/(decrease)....................................      $     1
                                                                  =======
ADVISER CLASS SHARES:+
 Sold.......................................................      $     1
 Issued as reinvestment of dividends........................           --**
 Redeemed...................................................           --
                                                                  -------
 Net increase/(decrease)....................................      $     1
                                                                  =======
INVESTOR CLASS SHARES:+
 Sold.......................................................      $     1
 Issued as reinvestment of dividends........................           --**
 Redeemed...................................................           --
                                                                  -------
 Net increase/(decrease)....................................      $     1
                                                                  =======
MARKET CLASS SHARES:+
 Sold.......................................................      $     1
 Issued as reinvestment of dividends........................           --**
 Redeemed...................................................           --
                                                                  -------
 Net increase/(decrease)....................................      $     1
                                                                  =======
DAILY CLASS SHARES:+
 Sold.......................................................      $     1
 Issued as reinvestment of dividends........................           --**
 Redeemed...................................................           --
                                                                  -------
 Net increase/(decrease)....................................      $     1
                                                                  =======
SERVICE CLASS SHARES:+
 Sold.......................................................      $     1
 Issued as reinvestment of dividends........................           --
 Redeemed...................................................           --
                                                                  -------
 Net increase/(decrease)....................................      $     1
                                                                  =======
INVESTOR B SHARES:+
 Sold.......................................................      $     1
 Issued as reinvestment of dividends........................           --
 Redeemed...................................................           --
                                                                  -------
 Net increase/(decrease)....................................      $     1
                                                                  =======
INVESTOR C SHARES:+
 Sold.......................................................      $     1
 Issued as reinvestment of dividends........................           --
 Redeemed...................................................           --
                                                                  -------
 Net increase/(decrease)....................................      $     1
                                                                  =======
 Total net increase/(decrease)..............................      $20,850
                                                                  =======

---------------

* Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

**Amount represents less than 500 shares and/or $500, as applicable.

 +New York Tax Exempt Reserves Capital Class, Institutional Class, Trust Class,
  Liquidity Class, Adviser Class, Investor Class, Market Class, Daily Class, Service Class, Investor B Shares and Investor C Shares commenced operations on February 15, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 66

                      [This page intentionally left blank]

NATIONS RESERVES MONEY MARKET FUNDS

  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.


                                                              NET ASSET                                     DIVIDENDS
                                                                VALUE                   NET                  FROM NET
                                                              BEGINNING             INVESTMENT              INVESTMENT
                                                              OF PERIOD            INCOME/(LOSS)              INCOME
                                                              --------------------------------------------------------
CASH RESERVES
CAPITAL CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0320                $(0.0320)
Year ended 3/31/2001........................................     1.00                  0.0628                 (0.0628)
Year ended 3/31/2000........................................     1.00                  0.0532                 (0.0532)
Period ended 3/31/1999*.....................................     1.00                  0.0484                 (0.0484)
Year ended 4/30/1998........................................     1.00                  0.0554                 (0.0554)
Year ended 4/30/1997........................................     1.00                  0.0531                 (0.0531)
INSTITUTIONAL CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0316                $(0.0316)
Period ended 3/31/2001**....................................     1.00                  0.0192                 (0.0192)
TRUST CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0310                $(0.0310)
Year ended 3/31/2001........................................     1.00                  0.0618                 (0.0618)
Period ended 3/31/2000**....................................     1.00                  0.0463                 (0.0463)
LIQUIDITY CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0305                $(0.0305)
Year ended 3/31/2001........................................     1.00                  0.0613                 (0.0613)
Year ended 3/31/2000........................................     1.00                  0.0517                 (0.0517)
Period ended 3/31/1999*.....................................     1.00                  0.0470                 (0.0470)
Year ended 4/30/1998........................................     1.00                  0.0539                 (0.0539)
Year ended 4/30/1997........................................     1.00                  0.0516                 (0.0516)
ADVISER CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0295                $(0.0295)
Year ended 3/31/2001........................................     1.00                  0.0603                 (0.0603)
Year ended 3/31/2000........................................     1.00                  0.0507                 (0.0507)
Period ended 3/31/1999*.....................................     1.00                  0.0461                 (0.0461)
Year ended 4/30/1998........................................     1.00                  0.0529                 (0.0529)
Year ended 4/30/1997........................................     1.00                  0.0506                 (0.0506)
INVESTOR CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0285                $(0.0285)
Year ended 3/31/2001........................................     1.00                  0.0593                 (0.0593)
Period ended 3/31/2000**....................................     1.00                  0.0484                 (0.0484)
MARKET CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0275                $(0.0275)
Year ended 3/31/2001........................................     1.00                  0.0583                 (0.0583)
Year ended 3/31/2000........................................     1.00                  0.0487                 (0.0487)
Period ended 3/31/1999*.....................................     1.00                  0.0447                 (0.0447)
Year ended 4/30/1998........................................     1.00                  0.0519                 (0.0519)
Period ended 4/30/1997**....................................     1.00                  0.0493                 (0.0493)
DAILY CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0260                $(0.0260)
Year ended 3/31/2001........................................     1.00                  0.0568                 (0.0568)
Period ended 3/31/2000**....................................     1.00                  0.0459                 (0.0459)
SERVICE CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0220                $(0.0220)
Year ended 3/31/2001........................................     1.00                  0.0528                 (0.0528)
Period ended 3/31/2000**....................................     1.00                  0.0404                 (0.0404)
INVESTOR B SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0210                $(0.0210)
Year ended 3/31/2001........................................     1.00                  0.0518                 (0.0518)
Period ended 3/31/2000**....................................     1.00                  0.0225                 (0.0225)
INVESTOR C SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0210                $(0.0210)
Year ended 3/31/2001........................................     1.00                  0.0518                 (0.0518)
Period ended 3/31/2000**....................................     1.00                  0.0223                 (0.0223)

---------------
 +Annualized.

++Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 *Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

**Cash Reserves Institutional Class, Trust Class, Investor Class, Market Class,
  Daily Class, Service Class, Investor B and Investor C Shares commenced operations on November 30, 2000, May 17, 1999, April 12, 1999, May 3, 1996, April 12, 1999, April 28, 1999, October 4, 1999 and October 5, 1999,
  respectively.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 68

NATIONS RESERVES MONEY MARKET FUNDS

                                                                              WITHOUT WAIVERS
                                                                              AND/OR EXPENSE
                                                                              REIMBURSEMENTS
                                                                              ---------------
                                                RATIO OF        RATIO OF         RATIO OF
                                 NET ASSETS     OPERATING    NET INVESTMENT      OPERATING
  NET ASSET                        END OF      EXPENSES TO   INCOME/(LOSS)      EXPENSES TO
    VALUE           TOTAL          PERIOD        AVERAGE       TO AVERAGE         AVERAGE
END OF PERIOD      RETURN++         (000)      NET ASSETS      NET ASSETS       NET ASSETS
---------------------------------------------------------------------------------------------

    $1.00            3.25%       $39,231,604      0.20%(a)(b)     2.92%            0.27%(a)
     1.00            6.46         20,037,526      0.20(a)         6.22             0.27(a)
     1.00            5.46          8,642,609      0.20(a)(b)      5.37             0.29(a)
     1.00            4.95          4,379,430      0.20+(a)        5.24+            0.43+(a)
     1.00            5.70          3,051,559      0.20(b)         5.54             0.44
     1.00            5.44          1,684,233      0.20            5.32             0.45

    $1.00            3.21%       $ 3,257,737      0.24%(a)(b)     2.88%            0.31%(a)
     1.00            1.90            651,116      0.24+(a)        6.18+            0.31+(a)

    $1.00            3.14%       $ 2,686,258      0.30%(a)(b)     2.82%            0.37%(a)
     1.00            6.36          2,676,204      0.30(a)         6.12             0.37(a)
     1.00            4.72          1,719,142      0.30+(a)(b)     5.27+            0.39+(a)

    $1.00            3.09%       $ 1,742,687      0.35%(a)(b)     2.77%            1.12%(a)
     1.00            6.30          1,476,883      0.35(a)         6.07             1.12(a)
     1.00            5.30          1,396,969      0.35(a)(b)      5.22             1.14(a)
     1.00            4.80          1,423,382      0.35+(a)        5.09+            1.28+(a)
     1.00            5.53          1,107,869      0.35(b)         5.39             1.29
     1.00            5.28            419,851      0.35            5.17             0.60

    $1.00            2.99%       $ 7,873,470      0.45%(a)(b)     2.67%            0.52%(a)
     1.00            6.20          5,939,163      0.45(a)         5.97             0.52(a)
     1.00            5.19          4,780,346      0.45(a)(b)      5.12             0.54(a)
     1.00            4.71            870,170      0.45+(a)        4.99+            0.68+(a)
     1.00            5.43            672,417      0.45(b)         5.29             0.69
     1.00            5.19            247,551      0.45            5.07             0.70

    $1.00            2.89%       $ 4,966,158      0.55%(a)(b)     2.57%            0.62%(a)
     1.00            6.09          7,585,825      0.55(a)         5.87             0.62(a)
     1.00            4.94          7,068,117      0.55+(a)(b)     5.02+            0.64+(a)

    $1.00            2.78%       $ 3,844,641      0.65%(a)(b)     2.47%            0.72%(a)
     1.00            5.99          3,342,882      0.65(a)         5.77             0.72(a)
     1.00            4.98          2,779,002      0.65(a)(b)      4.92             0.74(a)
     1.00            4.56          1,486,502      0.61+(a)        4.83+            0.88+(a)
     1.00            5.33            649,503      0.55(b)         5.19             0.89
     1.00            5.04            333,000      0.55+           4.97+            0.80+

    $1.00            2.63%       $14,018,697      0.80%(a)(b)     2.32%            0.87%(a)
     1.00            5.83         14,589,888      0.80(a)         5.62             0.87(a)
     1.00            4.69          9,753,000      0.80+(a)(b)     4.77+            0.89+(a)

    $1.00            2.22%       $ 1,037,281      1.20%(a)(b)     1.92%            1.27%(a)
     1.00            5.41            913,512      1.20(a)         5.22             1.27(a)
     1.00            4.11            512,318      1.20+(a)(b)     4.37+            1.29+(a)

    $1.00            2.12%       $    37,408      1.30%(a)(b)     1.82%            1.37%(a)
     1.00            5.30             27,360      1.30(a)         5.12             1.37(a)
     1.00            2.28              8,828      1.30+(a)(b)     4.27+            1.39+(a)

    $1.00            2.12%       $     1,357      1.30%(a)(b)     1.82%            1.37%(a)
     1.00            5.30              1,717      1.30(a)         5.12             1.37(a)
     1.00            2.25                345      1.30+(a)(b)     4.27+            1.39+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                                     DIVIDENDS
                                                                VALUE                   NET                  FROM NET
                                                              BEGINNING             INVESTMENT              INVESTMENT
                                                              OF PERIOD            INCOME/(LOSS)              INCOME
                                                              --------------------------------------------------------
MONEY MARKET RESERVES
CAPITAL CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0311                $(0.0311)
Year ended 3/31/2001........................................     1.00                  0.0625                 (0.0625)
Year ended 3/31/2000........................................     1.00                  0.0535                 (0.0535)
Period ended 3/31/1999*, **.................................     1.00                  0.0438                 (0.0438)
Period ended 5/15/1998......................................     1.00                  0.0252                 (0.0252)
Year ended 11/30/1997.......................................     1.00                  0.0545                 (0.0545)
Year ended 11/30/1996.......................................     1.00                  0.0516                 (0.0516)
INSTITUTIONAL CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0307                $(0.0307)
Period ended 3/31/2001***...................................     1.00                  0.0221                 (0.0221)
TRUST CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0301                $(0.0301)
Year ended 3/31/2001........................................     1.00                  0.0615                 (0.0615)
Period ended 3/31/2000***...................................     1.00                  0.0016                 (0.0016)
LIQUIDITY CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0296                $(0.0296)
Year ended 3/31/2001........................................     1.00                  0.0610                 (0.0610)
Year ended 3/31/2000........................................     1.00                  0.0520                 (0.0520)
Period ended 3/31/1999*, ***................................     1.00                  0.0281                 (0.0281)
ADVISER CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0286                $(0.0286)
Year ended 3/31/2001........................................     1.00                  0.0600                 (0.0600)
Year ended 3/31/2000........................................     1.00                  0.0548                 (0.0548)
Period ended 3/31/1999*, ***................................     1.00                  0.0344                 (0.0344)
INVESTOR CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0276                $(0.0276)
Year ended 3/31/2001........................................     1.00                  0.0501                 (0.0501)
Period ended 3/31/2000***...................................     1.00                  0.0043                 (0.0043)
MARKET CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0266                $(0.0266)
Year ended 3/31/2001........................................     1.00                  0.0580                 (0.0580)
Year ended 3/31/2000........................................     1.00                  0.0490                 (0.0490)
Period ended 3/31/1999*, ***................................     1.00                  0.0214                 (0.0214)
DAILY CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0251                $(0.0251)
Year ended 3/31/2001........................................     1.00                  0.0565                 (0.0565)
Period ended 3/31/2000***...................................     1.00                  0.0346                 (0.0346)
SERVICE CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0211                $(0.0211)
Year ended 3/31/2001........................................     1.00                  0.0525                 (0.0525)
Period ended 3/31/2000***...................................     1.00                  0.0386                 (0.0386)
INVESTOR B SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0201                $(0.0201)
Year ended 3/31/2001........................................     1.00                  0.0515                 (0.0515)
Period ended 3/31/2000***...................................     1.00                  0.0227                 (0.0227)
INVESTOR C SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0201                $(0.0201)
Year ended 3/31/2001........................................     1.00                  0.0208                 (0.0208)
Period ended 3/31/2000***...................................     1.00                  0.0112                 (0.0112)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

 ** The financial information for the fiscal periods through May 15, 1998 reflect the financial information for the Emerald Prime advantage Institutional Fund, which was reorganized into Capital Class Shares as of May 22, 1998.

 ***Money Market Reserves Institutional Class, Trust Class, Liquidity Class,
    Adviser Class, Investor Class, Market Class, Daily Class, Service Class, Investor B and Investor C Shares commenced operations on November 17, 2000, March 22, 2000, August 7, 1998, July 2, 1998, March 3, 2000, October 9,
    1998, July 21, 1999, May 18, 1999, October 5, 1999 and January 6, 2000,
    respectively.

 (a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 70

NATIONS RESERVES MONEY MARKET FUNDS

                                                                        WITHOUT WAIVERS
                                                                        AND/OR EXPENSE
                                                                        REIMBURSEMENTS
                                                                        ---------------
                                          RATIO OF        RATIO OF         RATIO OF
                           NET ASSETS     OPERATING    NET INVESTMENT      OPERATING
  NET ASSET                  END OF      EXPENSES TO   INCOME/(LOSS)      EXPENSES TO
    VALUE        TOTAL       PERIOD      AVERAGE NET     TO AVERAGE         AVERAGE
END OF PERIOD   RETURN++      (000)        ASSETS        NET ASSETS       NET ASSETS
---------------------------------------------------------------------------------------

    $1.00         3.16%    $11,084,336      0.20%(a)        2.85%            0.28%(a)
     1.00         6.43       6,103,253      0.20(a)(b)      6.19             0.27(a)
     1.00         5.48       4,064,349      0.20(a)(b)      5.64             0.33(a)
     1.00         4.47         595,482      0.20+(a)        4.87+            0.46+(a)
     1.00         2.55         118,880      0.20+           5.54+            0.27+
     1.00         5.58         177,908      0.20            5.45             0.28
     1.00         5.29         133,044      0.35            5.16             0.35

    $1.00         3.12%    $   535,650      0.24%(a)        2.81%            0.32%(a)
     1.00         2.23         574,968      0.24+(a)(b)     6.15+            0.31+(a)

    $1.00         3.05%    $ 1,311,771      0.30%(a)        2.75%            0.38%(a)
     1.00         6.33          67,422      0.30(a)(b)      6.09             0.37(a)
     1.00         0.16              38      0.30+(a)(b)     5.54+            0.43+(a)

    $1.00         3.00%    $   566,000      0.35%(a)        2.70%            1.13%(a)
     1.00         6.27       1,085,231      0.35(a)(b)      6.04             1.12(a)
     1.00         5.32         946,156      0.35(a)(b)      5.49             1.18(a)
     1.00         2.87           1,078      0.35+(a)        4.72+            1.31+(a)

    $1.00         2.90%    $   967,747      0.45%(a)        2.60%            0.53%(a)
     1.00         6.17         622,177      0.45(a)(b)      5.94             0.52(a)
     1.00         5.62         553,728      0.45(a)(b)      5.39             0.58(a)
     1.00         3.46           6,377      0.45+(a)        4.62+            0.71+(a)

    $1.00         2.80%    $    44,170      0.55%(a)        2.50%            0.63%(a)
     1.00         5.12          90,380      0.55(a)(b)      5.84             0.62(a)
     1.00         0.43               1      0.55+(a)(b)     5.29+            0.68+(a)

    $1.00         2.69%    $ 1,422,125      0.65%(a)        2.40%            0.73%(a)
     1.00         5.96       1,292,998      0.65(a)(b)      5.74             0.72(a)
     1.00         5.01       1,021,002      0.65(a)(b)      5.19             0.78(a)
     1.00         2.14         873,993      0.65+(a)        4.42+            0.91+(a)

    $1.00         2.54%    $     4,501      0.80%(a)        2.25%            0.88%(a)
     1.00         5.80           7,561      0.80(a)(b)      5.59             0.87(a)
     1.00         3.51           4,525      0.80+(a)(b)     5.04+            0.93+(a)

    $1.00         2.13%    $   139,024      1.20%(a)        1.85%            1.28%(a)
     1.00         5.38         203,160      1.20(a)(b)      5.19             1.27(a)
     1.00         3.93          80,500      1.20+(a)(b)     4.64+            1.33+(a)

    $1.00         2.03%    $     9,407      1.30%(a)        1.75%            1.38%(a)
     1.00         5.27           6,907      1.30(a)(b)      5.09             1.37(a)
     1.00         2.29           1,940      1.30+(a)(b)     4.54+            1.43+(a)

    $1.00         2.03%    $       408      1.30%(a)        1.75%            1.38%(a)
     1.00         2.08             340      1.30(a)(b)      5.09             1.37(a)
     1.00         1.12              19      1.30+(a)(b)     4.54+            1.43+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                                     DIVIDENDS
                                                                VALUE                   NET                  FROM NET
                                                              BEGINNING             INVESTMENT              INVESTMENT
                                                              OF PERIOD            INCOME/(LOSS)              INCOME
                                                              --------------------------------------------------------
TREASURY RESERVES
CAPITAL CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0302                $(0.0302)
Year ended 3/31/2001........................................     1.00                  0.0603                 (0.0603)
Year ended 3/31/2000........................................     1.00                  0.0504                 (0.0504)
Period ended 3/31/1999*.....................................     1.00                  0.0462                 (0.0462)
Year ended 4/30/1998........................................     1.00                  0.0541                 (0.0541)
Year ended 4/30/1997........................................     1.00                  0.0519                 (0.0519)
INSTITUTIONAL CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0298                $(0.0298)
Period ended 3/31/2001**....................................     1.00                  0.0206                 (0.0206)
TRUST CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0292                $(0.0292)
Year ended 3/31/2001........................................     1.00                  0.0593                 (0.0593)
Period ended 3/31/2000**....................................     1.00                  0.0436                 (0.0436)
LIQUIDITY CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0287                $(0.0287)
Year ended 3/31/2001........................................     1.00                  0.0588                 (0.0588)
Year ended 3/31/2000........................................     1.00                  0.0489                 (0.0489)
Period ended 3/31/1999*.....................................     1.00                  0.0448                 (0.0448)
Year ended 4/30/1998........................................     1.00                  0.0526                 (0.0526)
Year ended 4/30/1997........................................     1.00                  0.0504                 (0.0504)
ADVISER CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0277                $(0.0277)
Year ended 3/31/2001........................................     1.00                  0.0578                 (0.0578)
Year ended 3/31/2000........................................     1.00                  0.0479                 (0.0479)
Period ended 3/31/1999*.....................................     1.00                  0.0439                 (0.0439)
Year ended 4/30/1998........................................     1.00                  0.0516                 (0.0516)
Year ended 4/30/1997........................................     1.00                  0.0494                 (0.0494)
INVESTOR CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0267                $(0.0267)
Year ended 3/31/2001........................................     1.00                  0.0568                 (0.0568)
Period ended 3/31/2000**....................................     1.00                  0.0455                 (0.0455)
MARKET CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0257                $(0.0257)
Year ended 3/31/2001........................................     1.00                  0.0557                 (0.0557)
Year ended 3/31/2000........................................     1.00                  0.0459                 (0.0459)
Period ended 3/31/1999*.....................................     1.00                  0.0423                 (0.0423)
Year ended 4/30/1998........................................     1.00                  0.0505                 (0.0505)
Period ended 4/30/1997**....................................     1.00                  0.0481                 (0.0481)
DAILY CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0242                $(0.0242)
Year ended 3/31/2001........................................     1.00                  0.0543                 (0.0543)
Period ended 3/31/2000**....................................     1.00                  0.0431                 (0.0431)
SERVICE CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0202                $(0.0202)
Year ended 3/31/2001........................................     1.00                  0.0503                 (0.0503)
Period ended 3/31/2000**....................................     1.00                  0.0358                 (0.0358)
INVESTOR B SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0192                $(0.0192)
Year ended 3/31/2001........................................     1.00                  0.0493                 (0.0493)
Period ended 3/31/2000**....................................     1.00                  0.0192                 (0.0192)

---------------

 +Annualized.
++Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
 *Fiscal year end changed to March 31. Prior to this, the fiscal year end was
  April 30.
**Treasury Reserves Institutional Class, Trust Class, Investor Class, Market
  Class, Daily Class, Service Class and Investor B Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, May 3, 1996, April 12,
  1999, May 17, 1999 and October 15, 1999, respectively.
(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 72

NATIONS RESERVES MONEY MARKET FUNDS

                                                                             WITHOUT WAIVERS
                                                                             AND/OR EXPENSE
                                                                             REIMBURSEMENTS
                                                                             ---------------
                                               RATIO OF        RATIO OF         RATIO OF
                                 NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
  NET ASSET                        END OF     EXPENSES TO   INCOME/(LOSS)      EXPENSES TO
    VALUE           TOTAL          PERIOD     AVERAGE NET     TO AVERAGE         AVERAGE
END OF PERIOD      RETURN++        (000)        ASSETS        NET ASSETS       NET ASSETS
--------------------------------------------------------------------------------------------

    $1.00            3.06%      $3,715,126       0.20%(a)        2.81%            0.27%(a)
     1.00            6.20        1,900,312       0.20(a)(b)      5.99             0.27(a)
     1.00            5.15        1,026,684       0.20(a)(b)      5.06             0.28(a)
     1.00            4.72        1,382,688       0.20+(a)        4.99+            0.45+(a)
     1.00            5.55          246,058       0.20            5.41             0.45
     1.00            5.30          468,975       0.20            5.20             0.46

    $1.00            3.02%       $ 383,265       0.24%(a)        2.77%            0.31%(a)
     1.00            2.08           29,572       0.24+(a)(b)     5.95+            0.31+(a)

    $1.00            2.96%       $ 399,582       0.30%(a)        2.71%            0.37%(a)
     1.00            6.09          315,854       0.30(a)(b)      5.89             0.37(a)
     1.00            4.45          506,339       0.30+(a)(b)     4.96%            0.38+(a)

    $1.00            2.90%       $ 370,139       0.35%(a)        2.66%            1.17%(a)
     1.00            6.04          348,850       0.35(a)(b)      5.84             1.17(a)
     1.00            5.00          364,761       0.35(a)(b)      4.91             1.18(a)
     1.00            4.58          304,387       0.35+(a)        4.84+            1.35+(a)
     1.00            5.38          743,410       0.35            5.26             1.35
     1.00            5.15           81,575       0.35            5.05             0.61

    $1.00            2.80%      $2,568,691       0.45%(a)        2.56%            0.52%(a)
     1.00            5.93        1,918,597       0.45(a)(b)      5.74             0.52(a)
     1.00            4.89        1,460,966       0.45(a)(b)      4.81             0.53(a)
     1.00            4.48          344,906       0.45+(a)        4.74+            0.70+(a)
     1.00            5.28          222,760       0.45            5.16             0.70
     1.00            5.06          154,256       0.45            4.95             0.71

    $1.00            2.70%       $ 688,990       0.55%(a)        2.46%            0.62%(a)
     1.00            5.83          700,202       0.55(a)(b)      5.64             0.62(a)
     1.00            4.65          573,261       0.55+(a)(b)     4.71+            0.63+(a)

    $1.00            2.60%      $1,381,945       0.65%(a)        2.36%            0.72%(a)
     1.00            5.72        1,369,949       0.65(a)(b)      5.54             0.72(a)
     1.00            4.68        1,511,932       0.65(a)(b)      4.61             0.73(a)
     1.00            4.31        1,169,932       0.62+(a)        4.57+            0.90+(a)
     1.00            5.18          265,495       0.55            5.06             0.90
     1.00            4.92          123,396       0.55+           4.85+            0.81+

    $1.00            2.44%      $1,301,678       0.80%(a)        2.21%            0.87%(a)
     1.00            5.56          981,837       0.80(a)(b)      5.39             0.87(a)
     1.00            4.40          847,775       0.80+(a)(b)     4.46+            0.88+(a)

    $1.00            2.04%       $ 330,420       1.20%(a)        1.81%            1.27%(a)
     1.00            5.14          343,240       1.20(a)(b)      4.99             1.27(a)
     1.00            3.63          244,035       1.20+(a)(b)     4.06+            1.28+(a)

    $1.00            1.93%       $     180       1.30%(a)        1.71%            1.37%(a)
     1.00            5.04              237       1.30(a)(b)      4.89             1.37(a)
     1.00            1.94               80       1.30+(a)(b)     3.96+            1.38+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                                     DIVIDENDS
                                                                VALUE                   NET                  FROM NET
                                                              BEGINNING             INVESTMENT              INVESTMENT
                                                              OF PERIOD            INCOME/(LOSS)              INCOME
                                                              --------------------------------------------------------
GOVERNMENT RESERVES
CAPITAL CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0303                $(0.0303)
Year ended 3/31/2001........................................     1.00                  0.0615                 (0.0615)
Year ended 3/31/2000........................................     1.00                  0.0516                 (0.0516)
Period ended 3/31/1999*.....................................     1.00                  0.0468                 (0.0468)
Year ended 4/30/1998........................................     1.00                  0.0543                 (0.0543)
Year ended 4/30/1997........................................     1.00                  0.0520                 (0.0520)
INSTITUTIONAL CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0299                $(0.0299)
Period ended 3/31/2001**....................................     1.00                  0.0210                 (0.0210)
TRUST CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0293                $(0.0293)
Year ended 3/31/2001........................................     1.00                  0.0605                 (0.0605)
Period ended 3/31/2000**....................................     1.00                  0.0448                 (0.0448)
LIQUIDITY CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0286                $(0.0286)
Year ended 3/31/2001........................................     1.00                  0.0600                 (0.0600)
Year ended 3/31/2000........................................     1.00                  0.0501                 (0.0501)
Period ended 3/31/1999*.....................................     1.00                  0.0454                 (0.0454)
Year ended 4/30/1998........................................     1.00                  0.0528                 (0.0528)
Year ended 4/30/1997........................................     1.00                  0.0505                 (0.0505)
ADVISER CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0278                $(0.0278)
Year ended 3/31/2001........................................     1.00                  0.0590                 (0.0590)
Year ended 3/31/2000........................................     1.00                  0.0491                 (0.0491)
Period ended 3/31/1999*.....................................     1.00                  0.0445                 (0.0445)
Year ended 4/30/1998........................................     1.00                  0.0518                 (0.0518)
Year ended 4/30/1997........................................     1.00                  0.0495                 (0.0495)
INVESTOR CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0268                $(0.0268)
Year ended 3/31/2001........................................     1.00                  0.0580                 (0.0580)
Period ended 3/31/2000**....................................     1.00                  0.0467                 (0.0467)
MARKET CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0258                $(0.0258)
Year ended 3/31/2001........................................     1.00                  0.0570                 (0.0570)
Year ended 3/31/2000........................................     1.00                  0.0471                 (0.0471)
Period ended 3/31/1999*.....................................     1.00                  0.0431                 (0.0431)
Year ended 4/30/1998........................................     1.00                  0.0508                 (0.0508)
Period ended 4/30/1997**....................................     1.00                  0.0482                 (0.0482)
DAILY CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0243                $(0.0243)
Year ended 3/31/2001........................................     1.00                  0.0554                 (0.0554)
Period ended 3/31/2000**....................................     1.00                  0.0443                 (0.0443)
SERVICE CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0203                $(0.0203)
Year ended 3/31/2001........................................     1.00                  0.0515                 (0.0515)
Period ended 3/31/2000**....................................     1.00                  0.0348                 (0.0348)
INVESTOR B SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0193                $(0.0193)
Year ended 3/31/2001........................................     1.00                  0.0505                 (0.0505)
Period ended 3/31/2000**....................................     1.00                  0.0185                 (0.0185)
INVESTOR C SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0193                $(0.0193)
Year ended 3/31/2001........................................     1.00                  0.0505                 (0.0505)
Period ended 3/31/2000**....................................     1.00                  0.0126                 (0.0126)

---------------
+Annualized.
++Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
 *Fiscal year end changed to March 31. Prior to this, the fiscal year end was
  April 30.
**Government Reserves Institutional Class, Trust Class, Investor Class, Market
  Class, Daily Class, Service Class, Investor B and Investor C Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, May 3, 1996, April 12, 1999, June 8, 1999, November 2, 1999 and December 21, 1999,
  respectively.
(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and / or expense reimbursements, was less than 0.01%.
(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 74

NATIONS RESERVES MONEY MARKET FUNDS

                                                                      WITHOUT WAIVERS
                                                                      AND/OR EXPENSE
                                                                      REIMBURSEMENTS
                                                                      ---------------
                                         RATIO OF     RATIO OF NET       RATIO OF
                           NET ASSETS    OPERATING     INVESTMENT        OPERATING
  NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)     EXPENSES TO
    VALUE        TOTAL       PERIOD       AVERAGE      TO AVERAGE         AVERAGE
END OF PERIOD   RETURN++     (000)      NET ASSETS     NET ASSETS       NET ASSETS
-------------------------------------------------------------------------------------

    $1.00         3.07%   $1,818,554       0.20%(a)       2.70%            0.28%(a)
     1.00         6.32       852,138       0.20(a)(b)     6.06             0.29(a)
     1.00         5.28       381,336       0.20(a)(b)     5.26             0.29(a)
     1.00         4.78       229,561       0.20+(a)       5.05+            0.44+(a)
     1.00         5.57       190,607       0.20           5.43             0.45
     1.00         5.33       125,377       0.20(a)        5.22             0.49(a)

    $1.00         3.03%    $  86,551       0.24%(a)       2.66%            0.32%(a)
     1.00         2.12       260,087       0.24+(a)       6.02+            0.33+(a)

    $1.00         2.97%    $ 289,252       0.30%(a)       2.60%            0.38%(a)
     1.00         6.22       222,765       0.30(a)(b)     5.96             0.39(a)
     1.00         4.57       125,504       0.30+(a)(b)    5.16+            0.39+(a)

    $1.00         2.91%    $ 164,296       0.35%(a)       2.55%            1.13%(a)
     1.00         6.16       468,083       0.35(a)(b)     5.91             1.14(a)
     1.00         5.12       140,328       0.35(a)(b)     5.11             1.14(a)
     1.00         4.63        59,551       0.35+(a)       4.90+            1.29+(a)
     1.00         5.40        32,773       0.35           5.28             1.30
     1.00         5.19         6,482       0.35(a)        5.07             0.64(a)

    $1.00         2.81%   $  794,855       0.45%(a)       2.45%            0.53%(a)
     1.00         6.06     1,190,853       0.45(a)(b)     5.81             0.54(a)
     1.00         5.02       477,205       0.45(a)(b)     5.01             0.54(a)
     1.00         4.54        88,836       0.45+(a)       4.80+            0.69+(a)
     1.00         5.30        70,164       0.45           5.18             0.70
     1.00         5.07        24,845       0.45(a)        4.97             0.74(a)

    $1.00         2.71%   $1,001,552       0.55%(a)       2.35%            0.63%(a)
     1.00         5.95       331,555       0.55(a)(b)     5.71             0.64(a)
     1.00         4.77       111,741       0.55+(a)(b)    4.91+            0.64+(a)

    $1.00         2.61%    $ 561,082       0.65%(a)       2.25%            0.73%(a)
     1.00         5.85       488,016       0.65(a)(b)     5.61             0.74(a)
     1.00         4.81       370,000       0.65(a)(b)     4.81             0.74(a)
     1.00         4.39       334,000       0.61+(a)       4.64+            0.89+(a)
     1.00         5.20       274,499       0.55           5.08             0.90
     1.00         4.93       218,499       0.55+(a)       4.87+            0.84+(a)

    $1.00         2.45%    $ 317,287       0.80%(a)       2.10%            0.88%(a)
     1.00         5.69       259,937       0.80(a)(b)     5.46             0.89(a)
     1.00         4.52       171,521       0.80+(a)(b)    4.66+            0.89+(a)

    $1.00         2.05%    $  36,505       1.20%(a)       1.70%            1.28%(a)
     1.00         5.27        26,001       1.20(a)(b)     5.06             1.29(a)
     1.00         3.53        10,000       1.20+(a)(b)    4.26+            1.29+(a)

    $1.00         1.94%    $   2,105       1.30%(a)       1.60%            1.38%(a)
     1.00         5.17           990       1.30(a)        4.96             1.39(a)
     1.00         1.86           108       1.30+(a)(b)    4.16+            1.39+(a)

    $1.00         1.95%    $     982       1.30%(a)       1.60%            1.38%(a)
     1.00         5.17           160       1.30(a)(b)     4.96             1.39(a)
     1.00         1.26           746       1.30+(a)(b)    4.16+            1.39+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                                      DIVIDENDS
                                                                VALUE                   NET                   FROM NET
                                                              BEGINNING              INVESTMENT              INVESTMENT
                                                              OF PERIOD            INCOME/ (LOSS)              INCOME
                                                              ---------------------------------------------------------
MUNICIPAL RESERVES
CAPITAL CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0215                 $(0.0215)
Year ended 3/31/2001........................................     1.00                  0.0392                  (0.0392)
Year ended 3/31/2000........................................     1.00                  0.0329                  (0.0329)
Period ended 3/31/1999*.....................................     1.00                  0.0292                  (0.0292)
Year ended 4/30/1998........................................     1.00                  0.0353                  (0.0353)
Year ended 4/30/1997........................................     1.00                  0.0337                  (0.0337)
INSTITUTIONAL CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0163                 $(0.0163)
Period ended 3/31/2001**....................................     1.00                  0.0110                  (0.0110)
TRUST CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0205                 $(0.0205)
Year ended 3/31/2001........................................     1.00                  0.0382                  (0.0382)
Period ended 3/31/2000**....................................     1.00                  0.0280                  (0.0280)
LIQUIDITY CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0200                 $(0.0200)
Year ended 3/31/2001........................................     1.00                  0.0377                  (0.0377)
Year ended 3/31/2000........................................     1.00                  0.0314                  (0.0314)
Period ended 3/31/1999*.....................................     1.00                  0.0278                  (0.0278)
Year ended 4/30/1998........................................     1.00                  0.0341                  (0.0341)
Year ended 4/30/1997........................................     1.00                  0.0323                  (0.0323)
ADVISER CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0190                 $(0.0190)
Year ended 3/31/2001........................................     1.00                  0.0367                  (0.0367)
Year ended 3/31/2000........................................     1.00                  0.0304                  (0.0304)
Period ended 3/31/1999*.....................................     1.00                  0.0270                  (0.0270)
Year ended 4/30/1998........................................     1.00                  0.0332                  (0.0332)
Year ended 4/30/1997........................................     1.00                  0.0313                  (0.0313)
INVESTOR CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0180                 $(0.0180)
Year ended 3/31/2001........................................     1.00                  0.0357                  (0.0357)
Period ended 3/31/2000**....................................     1.00                  0.0287                  (0.0287)
MARKET CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0170                 $(0.0170)
Year ended 3/31/2001........................................     1.00                  0.0347                  (0.0347)
Year ended 3/31/2000........................................     1.00                  0.0284                  (0.0284)
Period ended 3/31/1999*.....................................     1.00                  0.0254                  (0.0254)
Year ended 4/30/1998........................................     1.00                  0.0318                  (0.0318)
Period ended 4/30/1997**....................................     1.00                  0.0301                  (0.0301)
DAILY CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0155                 $(0.0155)
Year ended 3/31/2001........................................     1.00                  0.0332                  (0.0332)
Period ended 3/31/2000**....................................     1.00                  0.0262                  (0.0262)
SERVICE CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0123                 $(0.0123)
Year ended 3/31/2001........................................     1.00                  0.0292                  (0.0292)
Period ended 3/31/2000**....................................     1.00                  0.0048                  (0.0048)
INVESTOR B SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0113                 $(0.0113)
Year ended 3/31/2001........................................     1.00                  0.0282                  (0.0282)
Period ended 3/31/2000**....................................     1.00                  0.0062                  (0.0062)
INVESTOR C SHARES
Period ended 3/31/2002**....................................    $1.00                 $0.0000#                $(0.0000)#

---------------
 +Annualized.
++Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
 *Fiscal year end changed to March 31. Prior to this, the fiscal year end was
  April 30.
**Municipal Reserves Institutional Class, Trust Class, Investor Class, Market
  Class, Daily Class, Service Class, Investor B Shares and Investor C Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, May 3, 1996, April 12, 1999, January 21, 2000, December 27, 1999 and March 28,
  2002, respectively.
 #Amount represents less than $0.0001 or 0.01%, as applicable.
(b)The effect of interest expense on the operating expense ratio was 0.01%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 76

NATIONS RESERVES MONEY MARKET FUNDS

                                                                         WITHOUT WAIVERS
                                                                         AND/OR EXPENSE
                                                                         REIMBURSEMENTS
                                                                         ---------------
                                         RATIO OF         RATIO OF          RATIO OF
                           NET ASSETS    OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                  END OF     EXPENSES TO    INCOME/ (LOSS)      EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET      TO AVERAGE          AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS         NET ASSETS        NET ASSETS
----------------------------------------------------------------------------------------

    $1.00         2.18%     $456,528       0.20%            2.03%             0.30%
     1.00         3.99       145,248       0.20             3.93              0.29
     1.00         3.34       172,693       0.20             3.29              0.30
     1.00         2.96       134,268       0.20+            3.10+             0.48+
     1.00         3.61        74,251       0.20(b)          3.53              0.48
     1.00         3.44        59,701       0.20             3.38              0.52

    $1.00         1.64%     $ 85,432       0.24%            1.99%             0.34%
     1.00         1.10        16,116       0.24+            3.89+             0.33+

    $1.00         2.07%     $491,711       0.30%            1.93%             0.40%
     1.00         3.88       488,191       0.30             3.83              0.39
     1.00         2.83       526,831       0.30+            3.19+             0.40+

    $1.00         2.02%     $ 45,728       0.35%            1.88%             1.15%
     1.00         3.83        35,569       0.35             3.78              1.14
     1.00         3.18        89,050       0.35             3.14              1.15
     1.00         2.81        68,393       0.35+            2.95+             1.33+
     1.00         3.43        53,074       0.35(b)          3.38              1.33
     1.00         3.29        54,677       0.35             3.23              0.67

    $1.00         1.92%     $158,556       0.45%            1.78%             0.55%
     1.00         3.73       129,807       0.45             3.68              0.54
     1.00         3.08        77,511       0.45             3.04              0.55
     1.00         2.73        55,434       0.45+            2.85+             0.73+
     1.00         3.34        29,936       0.45(b)          3.28              0.73
     1.00         3.19         7,296       0.45             3.13              0.77

    $1.00         1.82%     $ 48,022       0.55%            1.68%             0.65%
     1.00         3.63        57,017       0.55             3.58              0.64
     1.00         2.90        64,782       0.55+            2.94+             0.65+

    $1.00         1.72%     $223,008       0.65%            1.58%             0.75%
     1.00         3.52       169,001       0.65             3.48              0.74
     1.00         2.87       149,000       0.65             2.84              0.75
     1.00         2.57       146,999       0.61+            2.69+             0.93+
     1.00         3.24        92,000       0.55(b)          3.18              0.93
     1.00         3.06        78,300       0.55+            3.03+             0.87+

    $1.00         1.56%     $637,172       0.80%            1.43%             0.90%
     1.00         3.37       554,876       0.80             3.33              0.89
     1.00         2.65       429,644       0.80+            2.69+             0.90+

    $1.00         1.24%     $ 15,001       1.16%            1.03%             1.30%
     1.00         2.96        10,000       1.20             2.93              1.29
     1.00         0.48         1,000       1.20+            2.29+             1.30+

    $1.00         1.14%     $     71       1.22%            0.93%             1.40%
     1.00         2.86            64       1.30             2.83              1.39
     1.00         0.62            91       1.30+            2.19+             1.40+

    $1.00         0.00%#    $     95       1.30%+           0.93%+            1.40%+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                                     DIVIDENDS
                                                                VALUE                   NET                  FROM NET
                                                              BEGINNING             INVESTMENT              INVESTMENT
                                                              OF PERIOD            INCOME/(LOSS)              INCOME
                                                              --------------------------------------------------------
CALIFORNIA TAX-EXEMPT RESERVES
CAPITAL CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0199                $(0.0199)
Period ended 3/31/2001**....................................     1.00                  0.0153                 (0.0153)
INSTITUTIONAL CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0061                $(0.0061)
Period ended 3/31/2001**....................................     1.00                  0.0003                 (0.0003)
TRUST CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0189                $(0.0189)
Year ended 3/31/2001........................................     1.00                  0.0323                 (0.0323)
Period ended 3/31/2000**....................................     1.00                  0.0239                 (0.0239)
LIQUIDITY CLASS SHARES
Year ended 3/31/2002**......................................    $1.00                 $0.0095                $(0.0095)
ADVISER CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0174                $(0.0174)
Year ended 3/31/2001........................................     1.00                  0.0308                 (0.0308)
Period ended 3/31/2000......................................     1.00                  0.0232                 (0.0232)
Period ended 5/14/1999*.....................................     1.00                  0.0052                 (0.0052)
Year ended 2/28/1999........................................     1.00                  0.0268                 (0.0268)
Year ended 2/28/1998........................................     1.00                  0.0309                 (0.0309)
Year ended 2/28/1997........................................     1.00                  0.0291                 (0.0291)
INVESTOR CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0164                $(0.0164)
Year ended 3/31/2001........................................     1.00                  0.0298                 (0.0298)
Period ended 3/31/2000......................................     1.00                  0.0223                 (0.0223)
Period ended 5/14/1999*.....................................     1.00                  0.0051                 (0.0051)
Year ended 2/28/1999........................................     1.00                  0.0261                 (0.0261)
Year ended 2/28/1998........................................     1.00                  0.0302                 (0.0302)
Year ended 2/28/1997........................................     1.00                  0.0284                 (0.0284)
DAILY CLASS SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0139                $(0.0139)
Year ended 3/31/2001........................................     1.00                  0.0273                 (0.0273)
Period ended 3/31/2000......................................     1.00                  0.0201                 (0.0201)
Period ended 5/14/1999*.....................................     1.00                  0.0045                 (0.0045)
Year ended 2/28/1999........................................     1.00                  0.0238                 (0.0238)
Year ended 2/28/1998........................................     1.00                  0.0279                 (0.0279)
Period ended 2/28/1997**....................................     1.00                  0.0107                 (0.0107)
INVESTOR B SHARES
Year ended 3/31/2002........................................    $1.00                 $0.0037                $(0.0037)
Period ended 3/31/2001**....................................     1.00                  0.0038                 (0.0038)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon California Tax-Exempt Money Market Fund Horizon Service, S, X and Pacific Horizon Shares, which were reorganized into the California Tax-Exempt Reserves Adviser Class, Daily Class and Investor Class Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC. and its investment sub-adviser became Banc of America Capital Management, LLC.

 **California Tax-Exempt Reserves Capital Class, Institutional Class, Trust
   Class, Liquidity Class, Daily Class and Investor B Shares commenced operations on October 3, 2000, March 28, 2001, May 24, 1999, August 10, 2001, October 2, 1996 and December 29, 2000, respectively.

 # Amount represents less than $500.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 78

NATIONS RESERVES MONEY MARKET FUNDS

                                                                                  WITHOUT WAIVERS
                                                                                  AND/OR EXPENSE
                                                                                  REIMBURSEMENTS
                                                                                  ---------------
                                                  RATIO OF         RATIO OF          RATIO OF
                                                  OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                       NET ASSETS     EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
    VALUE           TOTAL        END OF PERIOD   AVERAGE NET     AVERAGE NET          AVERAGE
END OF PERIOD      RETURN++          (000)         ASSETS           ASSETS          NET ASSETS
-------------------------------------------------------------------------------------------------
    $1.00            2.01%         $102,040         0.20%            1.38%             0.28%
     1.00            1.54                30         0.20+            3.33+             0.28+

    $1.00            0.61%         $     --#        0.24%            1.34%             0.32%
     1.00            0.03             1,000         0.24+            3.29+             0.32+

    $1.00            1.91%         $360,892         0.30%            1.27%             0.38%
     1.00            3.27           338,801         0.30             3.23+             0.38
     1.00            2.41           394,837         0.30+            2.70+             0.38+

    $1.00            0.95%         $  1,150         0.35%+           1.23%+            1.13%+

    $1.00            1.75%         $298,268         0.45%            1.13%             0.53%
     1.00            3.12           318,737         0.45             3.08              0.53
     1.00            2.32           360,319         0.45+            2.55+             0.53+
     1.00            0.52           636,000         0.50+            2.49+             0.52+
     1.00            2.71           709,000         0.49(a)          2.65              0.49(a)
     1.00            3.13           671,000         0.50(a)          3.06              0.50(a)
     1.00            2.95           472,000         0.50(a)          2.92              0.50(a)

    $1.00            1.65%         $240,724         0.55%            1.03%             0.63%
     1.00            3.02           226,491         0.55             2.98              0.63
     1.00            2.23           284,041         0.55+            2.45+             0.63+
     1.00            0.50           503,000         0.58+            2.43+             0.62+
     1.00            2.64           539,000         0.56(a)          2.61              0.59(a)
     1.00            3.06           598,000         0.57(a)          3.01              0.60(a)
     1.00            2.88           493,000         0.57(a)          2.83              0.60(a)

    $1.00            1.40%         $814,077         0.80%            0.78%             0.88%
     1.00            2.76           755,635         0.80             2.73              0.88
     1.00            2.01           699,689         0.80+            2.20+             0.88+
     1.00            0.45           334,000         0.80+            2.21+             0.82+
     1.00            2.41           336,000         0.79(a)          2.35              0.79(a)
     1.00            2.83           172,000         0.80(a)          2.80              0.80(a)
     1.00            1.09            29,000         0.80+(a)         2.66+             0.80+(a)

    $1.00            0.37%         $     --#        1.30%            0.28%             1.38%
     1.00            0.38                64         1.30+            2.23+             1.38+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                               DIVIDENDS
                                                                VALUE                NET               FROM NET
                                                              BEGINNING          INVESTMENT           INVESTMENT
                                                              OF PERIOD         INCOME/(LOSS)           INCOME
                                                              --------------------------------------------------
NEW YORK TAX-EXEMPT RESERVES
CAPITAL CLASS SHARES
Period ended 3/31/2002*.....................................    $1.00              $0.0013             $(0.0013)
INSTITUTIONAL CLASS SHARES
Period ended 3/31/2002*.....................................    $1.00              $0.0013             $(0.0013)
TRUST CLASS SHARES
Period ended 3/31/2002*.....................................    $1.00              $0.0012             $(0.0012)
LIQUIDITY CLASS SHARES
Period ended 3/31/2002*.....................................    $1.00              $0.0013             $(0.0013)
ADVISER CLASS SHARES
Period ended 3/31/2002*.....................................    $1.00              $0.0008             $(0.0008)
INVESTOR CLASS SHARES
Period ended 3/31/2002*.....................................    $1.00              $0.0008             $(0.0008)
MARKET CLASS SHARES
Period ended 3/31/2002*.....................................    $1.00              $0.0008             $(0.0008)
DAILY CLASS SHARES
Period ended 3/31/2002*.....................................    $1.00              $0.0004             $(0.0004)
SERVICE CLASS SHARES
Period ended 3/31/2002*.....................................    $1.00              $0.0000#            $(0.0000)#
INVESTOR B SHARES
Period ended 3/31/2002*.....................................    $1.00              $0.0000#            $(0.0000)#
INVESTOR C SHARES
Period ended 3/31/2002*.....................................    $1.00              $0.0000#            $(0.0000)#

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * New York Tax-Exempt Reserves Capital Class, Institutional Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Market Class, Daily Class, Service Class, Investor B Shares and Investor C Shares commenced operations on February 15, 2002.

 # Amount represents less than $0.0001 or 0.01%, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 80

NATIONS RESERVES MONEY MARKET FUNDS

                                                                         WITHOUT WAIVERS
                                                                         AND/OR EXPENSE
                                                                         REIMBURSEMENTS
                                                                         ---------------
                                         RATIO OF         RATIO OF          RATIO OF
                           NET ASSETS    OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                  END OF     EXPENSES TO    INCOME/(LOSS)       EXPENSES TO
    VALUE        TOTAL       PERIOD       AVERAGE        TO AVERAGE          AVERAGE
END OF PERIOD   RETURN++     (000)      NET ASSETS       NET ASSETS        NET ASSETS
----------------------------------------------------------------------------------------

    $1.00         0.13%     $20,015        0.20%+           1.03%+            4.51%+

    $1.00         0.13%     $     1        0.24%+           0.99%+            4.55%+

    $1.00         0.12%     $   826        0.30%+           0.93%+            4.61%+

    $1.00         0.13%     $     1        0.35%+           0.88%+            5.36%+

    $1.00         0.08%     $     1        0.45%+           0.78%+            4.76%+

    $1.00         0.08%     $     1        0.55%+           0.68%+            4.86%+

    $1.00         0.08%     $     1        0.65%+           0.58%+            4.96%+

    $1.00         0.04%     $     1        0.80%+           0.43%+            5.11%+

    $1.00         0.00%#    $     1        1.20%+           0.03%+            5.51%+

    $1.00         0.00%#    $     1        1.30%+          (0.07)%+           5.61%+

    $1.00         0.00%#    $     1        1.30%+          (0.07)%+           5.61%+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS


Nations Reserves ("Reserves") and Nations Funds Trust ("Funds Trust") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At March 31, 2002, Reserves offered thirteen separate portfolios and Funds Trust offered eighteen separate portfolios. These financial statements pertain only to the money market portfolios of Reserves and Funds Trust: Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves, Nations Municipal Reserves, Nations California Tax-Exempt Reserves and Nations New York Tax-Exempt Reserves (each, a "Fund" and collectively, the "Funds"). Financial Statements for the other portfolios of Reserves and Funds Trust are presented under separate cover. The Funds currently offer eleven classes of shares:
Capital Class Shares, Institutional Class Shares, Trust Class Shares, Liquidity Class Shares, Adviser Class Shares, Investor Class Shares, Market Class Shares, Daily Class Shares, Service Class Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

Repurchase agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the obligation of the Fund to resell, the underlying debt obligation at an agreed-upon price and date, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Fund seeks to assert its right. The Funds' investment adviser and sub-adviser, under the oversight of the Board of Trustees, monitor the value of collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Reverse repurchase agreements: Each Fund may enter into reverse repurchase agreements with institutions that the Funds' investment sub-adviser has determined are creditworthy. Under the terms of a typical reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it establishes a segregated account with its custodian bank in which it will maintain liquid assets at least equal in value to the Fund's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

At March 31, 2002, Treasury Reserves had no reverse repurchase agreements outstanding. The average daily

NATIONS RESERVES MONEY MARKET FUNDS
balance of reverse repurchase agreements outstanding for 180 days for Treasury Reserves during the year ended March 31, 2002 was $1,639,127,839. No other Fund entered into any reverse repurchase agreements during the year ended March 31, 2002.

The proceeds received by Treasury Reserves under the reverse repurchase agreements were reinvested in tri-party repurchase agreements. Net fees earned during the year ended March 31, 2002, representing the difference between interest rates on the reverse repurchase and repurchase agreements, amounted to $1,077,703 and have been included in interest income in the Statements of operations.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Dividends and distributions to shareholders: It is the policy of each Fund to declare dividends from net investment income daily and to pay such dividends monthly. Each Fund will distribute net realized short-term capital gains annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of Reserves and Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

Cash flow information: Cash, as used in the Statement of cash flows, is the amount reported in the Statements of net assets and represents cash on hand at the Fund's custodian. Reserves issues and redeems shares, invests in securities, and distributes dividends from net investment income and net capital gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statements of changes in net assets. Information on cash receipt and payments is presented in the Statement of cash flows for Treasury Reserves.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Reserves and Funds Trust have entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Advisors, LLC ("BA Advisors"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BA Advisors provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreement, BA Advisors is entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.15% of each Fund's average daily net assets.

Reserves and Funds Trust have entered into a sub-advisory agreement with BA Advisors and Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.033% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") and BA Advisors serve as co-administrators of Reserves and Funds Trust. Under the co-administration agreements, Stephens and BA Advisors are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.10% of each Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Reserves and Funds Trust pursuant to an agreement with BA Advisors. For the year ended March 31, 2002, Stephens and BA Advisors earned 0.0075% and 0.02%, respectively, of the Fund's average daily net assets for their co-administration services.

NATIONS RESERVES MONEY MARKET FUNDS

BA Advisors and/or the sub-adviser and/or Stephens may, from time to time, reduce their fees payable by each Fund. During the year ended March 31, 2002 and until July 31, 2002, BA Advisors and/or the sub-adviser and/or Stephens have agreed to reimburse expenses and/or waive their fees to the extent that total expenses (excluding shareholder servicing, shareholder administration and distribution fees) exceed an annual rate of 0.20% of each Fund's average daily net assets.

BNY serves as the custodian of Reserves' and Funds Trust's assets. For the year ended March 31, 2002, expenses of certain Funds were reduced by $202,665 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements. Municipal Reserves, California Tax-Exempt Reserves and New York Tax-Exempt Reserves do not participate in the expense offset arrangements.

PFPC Inc. ("PFPC") serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Capital and Trust Class Shares of the Funds. For the year ended March 31, 2002, Bank of America earned approximately $42,458 for providing such services.

Stephens also serves as distributor of the Funds' shares. For the year ended March 31, 2002, the Funds were informed that the distributor received $352,361 in contingent deferred sales charges from redemption of Investor B and Investor C Shares, which were subject to such charges. A substantial portion of these fees is paid to affiliates of Bank of America.

No officer, director or employee of Bank of America, BA Advisors or BACAP, or any affiliate thereof, receives any compensation from Reserves and Funds Trust for serving as Trustee or Officer of Reserves and Funds Trust.

Reserves' and Funds Trust's eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of the Nations Treasury Fund, a portfolio of Nations Fund, Inc., another registered investment company in the Nations Funds family. The expense for the deferred compensation and retirement plans is included in "Trustees' fees and expenses" in the Statements of operations. Effective January 1, 2002, the retirement plan was terminated. Reserves' and Funds Trust's eligible Trustees had the option of a rollover into the deferred compensation plan on January 1, 2002 or a lump sum distribution, including interest, on January 1, 2003.

A significant portion of certain share classes represents investments by fiduciary accounts over which Bank of America has either sole or joint discretion.

Certain other affiliated Nations Funds have made daily investments of cash balances in Cash Reserves pursuant to an exemptive order received from the Securities and Exchange Commission. At March 31, 2002, approximately 7% of the net assets of the Cash Reserves was held by other affiliated Nations Funds.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Reserves and Funds Trust have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for Liquidity Class Shares ("Liquidity Class Shares Plan"), Market Class Shares ("Market Class Shares Plan"), Daily Class Shares ("Daily Class Shares Plan"), Investor Class Shares ("Investor Class Shares Plan"), Investor B Shares ("Investor B Shares Plan"), Investor C Shares ("Investor C Shares Plan") and Service Class Shares ("Service Class Shares Plan") of the Funds. Under the Liquidity Class Shares Plan, Reserves and Funds Trust may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.30% of the average daily net assets of the Liquidity Class Shares of the Funds. Under the Market Class Shares Plan, Reserves and Funds Trust may compensate or reimburse Stephens for distribution activities or expenses up to 0.20% of the average daily net assets of the Market Class Shares of the Funds. Under the Daily Class Shares Plan, Reserves and Funds Trust may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.35% of the average daily net assets of the Daily Class Shares of the Funds. Under the Investor Class Shares Plan, Reserves and Funds Trust may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.10% of the average daily net assets of the Investor Class Shares of the Funds. Under the Investor B Shares Plan, Investor C Shares Plan and Service Class Shares Plan, Reserves and Funds Trust may reimburse Stephens

NATIONS RESERVES MONEY MARKET FUNDS
for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.75% of the average daily net assets of the Service Class Shares, Investor B Shares, Investor C Shares of the Funds.

Currently, Reserves and Fund Trust are not reimbursing Stephens for distribution expenses for Liquidity Class Shares. Unreimbursed expenses incurred by Stephens in a given year may not be recovered by Stephens in subsequent years.

In addition, the Liquidity Class Shares Plan permits Reserves and Funds Trust to pay Stephens an annual fee of up to 0.30% of the average daily net assets of the Liquidity Class Shares of the Cash Reserves, Money Market Reserves, Government Reserves, Municipal Reserves and California Tax-Exempt Reserves and 0.35% of the average daily net assets of Treasury Reserves. Stephens may use this fee to compensate certain financial institutions, with which it has entered into servicing and/or distribution agreements, that provide administrative and/or distribution services to Liquidity Class shareholders. Currently, Reserves and Funds Trust are not compensating Stephens for providing such services.

Reserves and Funds Trust also have adopted shareholder servicing plans ("Servicing Plans") for the Liquidity, Adviser, Market, Daily, Investor, Investor B, Investor C and Service Class Shares of the Funds. Under the Servicing Plans, a Fund may pay servicing agents that have entered into a shareholder servicing agreement with Reserves and Funds Trust for certain shareholder support services that are provided by the servicing agents to holders of the classes' shares. Payments under the Servicing Plans will not exceed 0.25%, on an annualized basis, of the average daily net assets of the classes' shares and are charged as expenses of each Fund directly to the applicable share class.

Reserves and Funds Trust also have adopted shareholder administration plans ("Administration Plans") for the Investor B, Investor C, Trust Class and Institutional Class Shares of the Funds. Under the Administration Plans, a Fund may pay servicing agents that have entered into a shareholder administration agreement with Reserves and Funds Trust for certain shareholder support services that are provided by the servicing agents to holders of the classes' shares. Payments under the Administration Plans will not exceed 0.10%, 0.10%, 0.10% and 0.04%, on an annualized basis, of the average daily net assets of the Investor B, Investor C, Trust Class and Institutional Class Shares, respectively, and are charged as expenses of each Fund directly to the applicable share class.

For the year ended March 31, 2002 the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                    CURRENT
                                      RATE
                                   (AFTER FEE      PLAN
                                    WAIVERS)       LIMIT
                                   ---------------------
DISTRIBUTION PLAN:
Liquidity Class:
  Treasury Reserves..............     0.00%**      0.65%
  Other Funds....................     0.00%**      0.60%
Investor Class...................     0.10%        0.10%
Market Class.....................     0.20%        0.20%
Daily Class......................     0.35%        0.35%
Service Class*, Investor B* and
  Investor C Shares..............     0.75%        0.75%
SHAREHOLDER SERVICING PLAN:
Liquidity Class..................     0.15%***     0.25%
Adviser, Investor, Market, Daily,
  Service Class, Investor B and
  Investor C Shares..............     0.25%        0.25%
SHAREHOLDER ADMINISTRATION PLAN:
Trust Class, Investor B and
  Investor C Shares..............     0.10%        0.10%
Institutional Class Shares.......     0.04%        0.04%

---------------

  * Effective December 12, 2001, Stephens is voluntarily waiving
    0.25% of 12b-1 fees on Nations Municipal Reserves.

 ** During the year ended March 31, 2002 and until July 31, 2002
    Stephens has agreed to waive Distribution Plan fees for the Liquidity Class of Treasury Reserves as a percentage of the Fund's average daily net assets at an annual rate of 0.65% and for all other Funds as a percentage of their respective average daily net assets at an annual rate of 0.60%.

 ***During the year ended March 31, 2002 and until July 31, 2002
    Stephens has agreed to waive Shareholder Servicing Plan fees for the Liquidity Class as a percentage of each Fund's average daily net assets at an annual rate of 0.10%.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BA Advisors.

4.  SHARES OF BENEFICIAL INTEREST

At March 31, 2002, an unlimited number of shares of beneficial interest without par value was authorized for Reserves and Funds Trust. Reserves' and Funds Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

NATIONS RESERVES MONEY MARKET FUNDS

5.  RESTRICTED SECURITIES

Certain securities may be subject to legal restrictions and may be difficult to sell. No Fund will invest more than 10% of the value of its net assets in securities that are considered illiquid.

The following securities are considered both illiquid and restricted as to resale. Accordingly, they are valued at their fair value under procedures adopted by the Board of Trustees.

CASH RESERVES

                                                                                                                     HISTORICAL
                                                         PAR VALUE      VALUE       FAIR VALUE      PERCENTAGE          COST
                                         ACQUISITION      3/31/02      PER UNIT      3/31/02       OF NET ASSETS      3/31/02
SECURITY                                    DATE           (000)       3/31/02        (000)           3/31/02          (000)
-------------------------------------------------------------------------------------------------------------------------------
Jackson National Life Insurance
  Company, 2.090%+ 06/14/02++.........    06/14/96       $ 50,000       $1.00        $ 50,000           0.1%          $ 50,000
Monumental Life, 2.050%+ 05/01/02++...    03/25/02        300,000        1.00         300,000           0.4%           300,000
Security Life of Denver Insurance
  Company:
  1.981%+ 04/01/02++..................    07/27/00         60,000        1.00          60,000           0.1%            60,000
Transamerica Occidental Life Insurance
  Company:
  1.980%+ 04/01/02++..................    07/31/00        125,000        1.00         125,000           0.2%           125,000
  2.110%+ 04/01/02++..................    07/31/00        117,000        1.00         117,000           0.1%           117,000
  1.990%+ 05/01/02++..................    07/31/00         20,000        1.00          20,000           0.0%*           20,000

---------------

 + Floating rate security. The interest rate shown reflects the rate in effect at March 31, 2002.

++ Reset date.

 * Amount represents less than 0.1%.

MUNICIPAL RESERVES

                                                                                                 FAIR     PERCENTAGE   HISTORICAL
                                                                         PAR VALUE    VALUE      VALUE      OF NET        COST
                                                           ACQUISITION    3/31/02    PER UNIT   3/31/02     ASSETS      3/31/02
SECURITY                                                      DATE         (000)     3/31/02     (000)     3/31/02       (000)
---------------------------------------------------------------------------------------------------------------------------------
Bristol, Tennessee Health and Education Facilities
Revenue, Series 1995A, (FGIC Insured, Citibank SBPA),
1.550%** 02/28/14........................................   05/18/98      $ 8,500     $1.00     $ 8,500      0.4%       $ 8,500
Palm Beach County, Florida Multi-Family Housing Finance
Authority Revenue, (Clear Lake Colony Apartments Project)
Series 2000PA-1240, (Merrill Lynch Guarantee, Merrill
Lynch SBPA), 1.710%** 09/15/02...........................   09/01/00        8,160      1.00       8,160      0.4%         8,160
South Carolina Jobs Economic Development Authority
Economic Development Revenue, (St Francis Bon Secours
Hospital Project) Series 2000PT-503, (Merrill Lynch
Guarantee SBPA), 1.710%** 11/15/30.......................   09/20/01       24,995      1.00      24,995      1.2%        24,995

---------------

 **Variable rate demand note. The interest rate shown reflects the rate in effect at March 31, 2002. These securities are subject to demand features of either one, seven or thirty days.

6.  LINES OF CREDIT

Reserves and Funds Trust participate with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to

NATIONS RESERVES MONEY MARKET FUNDS
aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

At March 31, 2002, there were no loans outstanding under this Agreement. For the year ended March 31, 2002, borrowings by the Funds under the Agreement were as follows:

                                      AVERAGE
                                      AMOUNT       AVERAGE
                                    OUTSTANDING    INTEREST
FUND                                   (000)         RATE
-----------------------------------------------------------
Cash Reserves.....................     $356          2.28%

The average amount outstanding was calculated based on daily balances in the period.

7.  INCOME TAXES

Information on the tax components of capital is as follows:

                                                                                              NET TAX        UNDISTRIBUTED
                                             COST OF                                         UNREALIZED         ORDINARY
                                           INVESTMENTS        GROSS TAX      GROSS TAX     APPRECIATION/        INCOME/
                                             FOR TAX          UNREALIZED     UNREALIZED    (DEPRECIATION)     (ACCUMULATED
                                            PURPOSES         APPRECIATION   DEPRECIATION   ON INVESTMENTS    ORDINARY LOSS)
FUND                                          (000)             (000)          (000)           (000)             (000)
----------------------------------------------------------------------------------------------------------------------------
Cash Reserves........................      $78,435,611           $ --           $(56)*         $ (56)*            $ 62
Money Market Reserves................       16,070,314             --             --              --                --
Treasury Reserves....................       10,860,140             --            (30)*           (30)*              71
Government Reserves..................        5,066,984             --             --              --                82
Municipal Reserves...................        2,159,616             --             --              --               100
California Tax-Exempt Reserves.......        1,808,630             --             --              --                59
New York Tax-Exempt Reserves.........           21,343             --             --              --                --


                                        UNDISTRIBUTED
                                       LONG-TERM GAINS/
                                         (ACCUMULATED
                                        CAPITAL LOSS)
FUND                                        (000)
-------------------------------------  ----------------
Cash Reserves........................       $(610)
Money Market Reserves................        (199)
Treasury Reserves....................        (163)
Government Reserves..................          --
Municipal Reserves...................         (32)
California Tax-Exempt Reserves.......         (22)
New York Tax-Exempt Reserves.........          --

---------------

* Net tax unrealized appreciation/(depreciation) on investments was due to wash sale adjustments.

At March 31, 2002, the Funds had available for federal income tax purposes unused capital losses as follows:

                                                              EXPIRING   EXPIRING   EXPIRING
                                                              IN 2005    IN 2006    IN 2007
FUND                                                           (000)      (000)      (000)
--------------------------------------------------------------------------------------------
Municipal Reserves..........................................    $13        $18         $1

During the year ended March 31, 2002, the following Funds utilized capital losses as follows:

                                                                  CAPITAL
                                                              LOSSES UTILIZED
FUND                                                               (000)
-----------------------------------------------------------------------------
Cash Reserves...............................................      $2,422
Money Market Reserves.......................................          12
Treasury Reserves...........................................          50
Government Reserves.........................................         538
Municipal Reserves..........................................          89

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

For the fiscal year ended March 31, 2002, the following Funds have elected to defer losses occurring between November 1, 2001 and March 31, 2002 under these rules, as follows:

                                                              CAPITAL LOSSES
                                                                 DEFERRED
FUND                                                              (000)
----------------------------------------------------------------------------
Cash Reserves...............................................       $610
Money Market Reserves.......................................        199
Treasury Reserves...........................................        163
California Tax-Exempt Reserves..............................         22

NATIONS RESERVES MONEY MARKET FUNDS

Such deferred losses will be treated as arising on the first day of the fiscal year ending March 31, 2003.

The tax composition of dividends (other than return of capital dividends for the year) was as follows:

                                                          ORDINARY INCOME   LONG-TERM CAPITAL GAINS
FUND                                                           (000)                 (000)
---------------------------------------------------------------------------------------------------
Cash Reserves...........................................    $1,861,897               $  --
Money Market Reserves...................................       399,208                  --
Treasury Reserves.......................................       237,617                  --
Government Reserves.....................................       135,008                  --
Municipal Reserves......................................        36,830                  --
California Tax-Exempt Reserves..........................        26,763                  --
New York Tax-Exempt Reserves............................            26                  --

Certain reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. These reclassifications are due primarily to different book and tax accounting for dividend reclassifications.

8.  SUBSEQUENT EVENTS

On October 10, 2001, the Board of Trustees of each fund listed in the left column below (each a "Fund") approved an Agreement and Plan of Reorganization (the "Reorganization") pursuant to which a successor fund to each fund shown in the right column (the "Acquiring Fund") has acquired all of the assets and liabilities of each corresponding Fund in exchange for shares of equal value of the Acquiring Fund. On March 27, 2002, the shareholders of each Fund approved the Reorganization. The Reorganization occurred and each Fund ceased operations on May 10, 2002. The principal effect of this Reorganization was to transfer each Fund's investment into an investment in a corresponding Acquiring Fund with a substantially similar investment objective, principal investment strategies and investment risks.

                                                                   REORGANIZED INTO A
FUND                                                          NEWLY CREATED SUCCESSOR FUND
-------------------------------------------------------------------------------------------
Prime.......................................................  Cash Reserves
Treasury....................................................  Treasury Reserves
Government Money Market.....................................  Government Reserves

On October 10, 2001, the Board of Trustees of each fund listed in the left column below (each a "Fund") approved its Reorganization into a newly created successor fund that is substantially identical to the existing Fund. On March 27, 2002, the shareholders of each Fund approved the Reorganization. The Reorganization occurred on May 10, 2002. At that time, shares of each Fund were exchanged for shares of equal value of the newly created successor fund. The principal effect of this Reorganization was to redomicile the Fund in Delaware, under a Delaware business trust structure that management believes provides greater flexibility and efficiency in certain corporate and organizational matters.

                                                               REORGANIZED INTO A
FUND                                                      NEWLY CREATED SUCCESSOR FUND
---------------------------------------------------------------------------------------
Cash Reserves..........................................  Cash Reserves
Money Market Reserves..................................  Money Market Reserves
Treasury Reserves......................................  Treasury Reserves
Government Reserves....................................  Government Reserves
Municipal Reserves.....................................  Municipal Reserves
California Tax-Exempt Reserves.........................  California Tax-Exempt Reserves

As of May 10, 2002, Cash Reserves, Treasury Reserves and Government Reserves offer Investor A Shares and Cash Reserves offers Marsico Shares.

NATIONS RESERVES MONEY MARKET FUNDS

  REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF NATIONS RESERVES AND NATIONS FUNDS TRUST

In our opinion, the accompanying statements of net assets, and the related statements of operations, of cash flows for Nations Treasury Reserves Fund and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nations Cash Reserves Fund, Nations Money Market Reserves Fund, Nations Treasury Reserves Fund, Nations Government Reserves Fund, Nations Municipal Reserves Fund, Nations California Tax-Exempt Reserves Fund and Nations New York Tax-Exempt Reserves Fund (constituting parts of Nations Reserves and Nations Funds Trust, hereafter referred to as the "Funds") at March 31, 2002, and the results of each of their operations, the cash flows for Nations Treasury Reserves Fund, the changes in each of their net assets and the financial highlights for each of the periods indicated (other than those periods discussed in the last sentence of this paragraph), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of Nations Money Market Reserves for the period December 1, 1997 through May 15, 1998 and each of the two prior periods indicated were audited by other independent accountants whose report date July 1, 1998 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
New York, New York
May 17, 2002

NATIONS RESERVES MONEY MARKET FUNDS

  TAX INFORMATION (UNAUDITED)

For the year ended March 31, 2002, all of the distributions made from net investment income of Nations Municipal Reserves and Nations New York Tax-Exempt Reserves are tax exempt for Federal income tax purposes and 99.66% of California Tax-Exempt Reserves distributions from net investment income are tax exempt for regular Federal income tax purposes. A portion of this income may be subject to Federal Alternative Minimum Tax.

For the fiscal year ended March 31, 2002, long-term capital gains of $6,182 were designated by Nations California Tax-Exempt Reserves.

NATIONS RESERVES MONEY MARKET FUNDS

  FUND GOVERNANCE                                                (UNAUDITED)


The Boards of Trustees/Directors (the "Boards") of Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations Funds Trust and Nations Master Investment Trust (the "Companies") oversee their funds to ensure that they are managed and operated in the interests of shareholders. This annual report may relate to Funds of one or more of the Companies. Please see the introduction for the Notes to financial statements for information about which Funds and which Companies are applicable to this annual report. A majority of the Trustees/Directors ("Board Members") are "independent," meaning that they have no affiliation with Bank of America, N.A., its affiliates, or the funds, apart from the personal investments that most Board Members have made in certain of the funds as private individuals. The Board Members bring distinguished backgrounds in government, business, academia and public service to their task of working with Company officers to establish the policies and oversee the activities of the funds. Although all Board Members are charged with the fiduciary duty of protecting shareholders interests when supervising and overseeing the management and operations of the Companies, the independent Board Members have particular responsibilities for assuring that the Companies are managed in the best interests of fund shareholders.

The following table provides basic information about the Board Members and Officers of the Companies. The mailing address of each Board Member is c/o Nations Funds, 101 South Tryon Street, 33rd Floor, Charlotte, North Carolina 28255. Each Board Member and Officer serves in identical capacities for each Company (except for Mr. Carmichael, who serves in an advisory capacity for certain Companies) and serves an indefinite term, subject to retirement from service as required (pursuant to each Company's retirement policy) at the end of the calendar year in which a Board Member turns 72, provided that any Board Member who served on any of the Boards as of February 22, 2001, and who reached the age of 72 no later than the end of that calendar year, may continue to serve until the end of the calendar year in which such Trustee reaches age 75 and may continue to serve for successive annual periods thereafter upon the vote of a majority of the other Board Members.

      NAME, AGE AND POSITION           TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S) DURING      NUMBER OF FUNDS IN
        WITH THE COMPANIES            LENGTH OF TIME SERVED          THE PAST FIVE YEARS          FUND COMPLEX OVERSEEN
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD MEMBERS
William P. Carmichael                 Indefinite term;        Senior Managing Director of The      41 (50 others in an
Age: 58                               Board Member since      Succession Fund (a company formed     advisory capacity
Board Member (Nations                 1999                    to advise and buy family owned              only)
Funds Trust and Nations Master                                companies) from 1998 through
Investment Trust only)                                        April 2001.
William H. Grigg                      Indefinite term;        Retired; Chairman Emeritus since             95
Age: 69                               Board Member since      July 1997, Chairman and Chief
Board Member                          1991                    Executive Officer through July
                                                              1997 -- Duke Power Co.
Thomas F. Keller                      Indefinite term;        R.J. Reynolds Industries                     95
Age: 70                               Board Member since      Professor of Business
Board Member                          1991                    Administration, Fuqua School of
                                                              Business, Duke University, since
                                                              July 1974; Dean, Fuqua School of
                                                              Business Europe, Duke University,
                                                              July 1999 through June 2001
Carl E. Mundy, Jr.                    Indefinite term;        President and Chief Executive                91
Age: 66                               Board Member since      Officer -- USO from May 1996 to
Board Member                          1996                    May 2000; Commandant -- United
                                                              States Marine Corps from July
                                                              1991 to July 1995; Member, Board
                                                              of Advisors to the Comptroller
                                                              General of the United States;
                                                              Chairman, Board of Trustees,
                                                              Marine Corps University
                                                              Foundation;
Dr. Cornelius J. Pings                Indefinite term;        Retired; President, Association              91
Age: 73                               Board Member since      of American Universities through
Board Member                          1999                    June 1998.

      NAME, AGE AND POSITION
        WITH THE COMPANIES               OTHER DIRECTORSHIPS HELD
-----------------------------------  ---------------------------------
INDEPENDENT BOARD MEMBERS
William P. Carmichael                Director -- Cobra Electronics
Age: 58                              Corporation (electronic equipment
Board Member (Nations                manufacturer), Opta Food
Funds Trust and Nations Master       Ingredients, Inc. (food
Investment Trust only)               ingredients manufacturer) and
                                     Golden Rule Insurance Company
                                     since May, 1994; Board Member,
                                     Nations Funds Family (4
                                     registered investment companies)
William H. Grigg                     Director, The Shaw Group, Inc.;
Age: 69                              and Director and Vice Chairman,
Board Member                         Aegis Insurance Services, Ltd. (a
                                     mutual fund insurance company in
                                     Bermuda); Board Member, Nations
                                     Funds Family (11 registered
                                     investment companies)
Thomas F. Keller                     Director, Wendy's International,
Age: 70                              Inc. (restaurant operating and
Board Member                         franchising); Director, Dimon,
                                     Inc. (tobacco); and Director,
                                     Biogen, Inc. (pharmaceutical
                                     biotechnology); Board Member,
                                     Nations Funds Family (11
                                     registered investment companies)
Carl E. Mundy, Jr.                   Director -- Shering-Plough
Age: 66                              (pharmaceuticals and health care
Board Member                         products); General Dynamics
                                     Corporation (defense systems);
                                     Board Member, Nations Funds
                                     Family (7 registered investment
                                     companies)

Dr. Cornelius J. Pings               Director, Farmers Group, Inc.
Age: 73                              (insurance company); Board
Board Member                         Member, Nations Funds Family (7
                                     registered investment companies)

NATIONS RESERVES MONEY MARKET FUNDS

  FUND GOVERNANCE (CONTINUED)                                    (UNAUDITED)


      NAME, AGE AND POSITION           TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S) DURING      NUMBER OF FUNDS IN
        WITH THE COMPANIES            LENGTH OF TIME SERVED          THE PAST FIVE YEARS          FUND COMPLEX OVERSEEN
-----------------------------------------------------------------------------------------------------------------------
Charles B. Walker                     Indefinite term;        Vice Chairman and Chief Financial            91
Age: 63                               Board Member since      Officer -- Albemarle Corporation
Board Member                          1985                    (chemical manufacturing)
INTERESTED BOARD MEMBERS(1)
Edmund L. Benson, III                 Indefinite term;        Director, President and                      91
Age: 65                               Board Member since      Treasurer, Saunders & Benson,
Board Member                          1985                    Inc. (insurance)
James B. Sommers                      Indefinite term;        Retired                                      91
Age: 63                               Board Member since
Board Member                          1997
A. Max Walker                         Indefinite term;        Independent Financial Consultant             95
Age: 80                               Board Member since
President, Chairman of the Boards     inception
and Board Member
Thomas S. Word, Jr.                   Indefinite term;        Partner -- McGuire, Woods, Battle            91
Age: 63                               Board Member since      & Boothe LLP (law firm)
Board Member                          1985
OTHER OFFICERS
Richard H. Blank, Jr.                 Indefinite term;        Senior Vice President since 1998,            N/A
Age: 44                               Secretary since 1993    and Vice President from 1994 to
Stephens Inc.                         and Treasurer since     1998 -- Mutual Fund Services,
111 Center Street                     1998                    Stephens Inc.; Secretary since
Little Rock, AR 72201                                         September 1993 and Treasurer
Secretary and Treasurer                                       since November 1998 -- Nations
                                                              Funds Family (7 other registered
                                                              investment companies)

      NAME, AGE AND POSITION
        WITH THE COMPANIES               OTHER DIRECTORSHIPS HELD
-----------------------------------  ---------------------------------
Charles B. Walker                    Director -- Ethyl Corporation
Age: 63                              (chemical manufacturing); Board
Board Member                         Member, Nations Funds Family (7
                                     registered investment companies)
INTERESTED BOARD MEMBERS(1)
Edmund L. Benson, III                Director, Insurance Managers Inc.
Age: 65                              (insurance); Board Member,
Board Member                         Nations Funds Family (7
                                     registered investment companies)
James B. Sommers                     Chairman -- Central Piedmont
Age: 63                              Community College Foundation;
Board Member                         Director, Board of Commissioners,
                                     Charlotte/Mecklenberg Hospital
                                     Authority; Trustee, Central
                                     Piedmont Community College, Mint
                                     Museum of Art; Board Member,
                                     Nations Funds Family (7
                                     registered investment companies)
A. Max Walker                        President, Chairman and Board
Age: 80                              Member, Nations Funds Family (7
President, Chairman of the Boards    registered investment companies)
and Board Member                     Chairman and Board Member,
                                     Nations Funds Family (4
                                     registered investment companies)
Thomas S. Word, Jr.                  Director -- Vaughan-Bassett
Age: 63                              Furniture Company, Inc.
Board Member                         (furniture); Board Member,
                                     Nations Funds Family (7
                                     registered investment companies)
OTHER OFFICERS
Richard H. Blank, Jr.                N/A
Age: 44
Stephens Inc.
111 Center Street
Little Rock, AR 72201
Secretary and Treasurer

---------------

(1) Basis of Interestedness. Mr. Benson's step-son is an employee of Bank of America, the parent of BA Advisors. Mr. Sommers own securities of Bank of America Corporation, the parent holding company of BA Advisors. Mr. Word is affiliated with a law firm which provides services to Bank of America and certain of its affiliates. Mr. A. Max Walker is an Interested Board Member by virtue of the fact that he also serves as President of the Companies.

More information about the Board Members is available in the Statement of Additional Information, which is available at no charge from Nations Funds.

                      [This page intentionally left blank]

                        P.O. Box 34602
                        Charlotte, NC 28254-4602
                        Toll free 1.800.626.2275 (institutional investors) Toll free 1.800.321.7854 (individual investors)


NATIONS FUNDS








RESERVESAR
220834 (04/02)